As filed with the Securities and Exchange Commission on July 1, 1999
                                                Securities Act File No. 33-56094
                                        Investment Company Act File No. 811-7428
================================================================================
                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                 --------------

                                    FORM N-1A

             Registration Statement Under The Securities Act Of 1933         [X]

                         Pre-Effective Amendment No. ___                     [ ]

                         Post-Effective Amendment No. 70                     [X]

                                     and/or

         Registration Statement Under The Investment Company Act Of 1940     [X]

                                Amendment No. 71                             [X]
                        (Check appropriate box or boxes)

                              PILGRIM MUTUAL FUNDS
                   (FORMERLY NICHOLAS-APPLEGATE MUTUAL FUNDS)
                 (Exact Name of Registrant Specified in Charter)

                       40 North Central Avenue, Suite 1200
                                Phoenix, AZ 85004
                    (Address of Principal Executive Offices)
       Registrant's Telephone Number, Including Area Code: (800) 551-8643

         James M. Hennessy, Esq.                          With Copies To:
        Pilgrim Investments, Inc.                     Jeffrey S. Puretz, Esq.
  40 North Central Avenue, Suite 1200                 Dechert Price & Rhoads
          Phoenix, AZ 85004                            1775 Eye Street, N.W.
(Name and Address of Agent for Service)               Washington, D.C. 20006
                            ------------------------

 It is proposed that this filing will become effective (check appropriate box):

           [X] Immediately upon filing pursuant to paragraph (b)
           [ ] on (date) pursuant to paragraph (b)
           [ ] 60 days after filing pursuant to paragraph (a)(1)
           [ ] on (date) pursuant to paragraph (a)(1)
           [ ] 75 days after filing pursuant to paragraph (a)(2)
           [ ] on (date) pursuant to paragraph (a)(2) of Rule 485

                        If appropriate, check the following box:

           [ ] This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

================================================================================

         PILGRIM
--------------------------
FUND FOR SERIOUS INVESTORS

                                                                      PROSPECTUS
                                                                CLASSES: B AND C

                                                                    July 1, 1999

                                                       PILGRIM MONEY MARKET FUND

This prospectus contains important information about the Pilgrim Money Market Fund. You should read it care- fully before you invest, and keep it for future reference.

The  Securities and Exchange  Commission  has not approved or disapproved  these
securities,   or  determined  if  this  prospectus  is  true  or  complete.  Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----
PILGRIM MONEY MARKET FUND .................................................    2
FEES AND EXPENSES .........................................................    4
SHAREHOLDER GUIDE
   Choosing a Share Class -- Pilgrim Purchase Options(TM) .................    6
   How to Purchase Shares .................................................    7
   How to Redeem Shares ...................................................    8
   Transaction Policies ...................................................    9
   Distribution and Shareholder Service Fees ..............................   10
MANAGEMENT OF THE FUND
   Adviser ................................................................   11
DIVIDENDS, DISTRIBUTIONS AND TAXES ........................................   12
MORE INFORMATION ABOUT RISKS ..............................................   13

PILGRIM
MONEY
MARKET
FUND

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE:

THE FUND SEEKS TO PROVIDE AS HIGH A LEVEL OF CURRENT INCOME AS IS CONSISTENT WITH THE PRESERVATION OF CAPITAL AND LIQUIDITY.

ADVISER:
PILGRIM INVESTMENTS, INC.

Since the Fund invests substantially all of its assets in another investment company, the Fund could be considered a feeder fund in an arrangement resembling a master/feeder structure.

The Fund invests all of its assets in Class A shares of the Primary Institutional Fund, a series of Reserve Institutional Trust, a registered open-end management investment company, rather than directly in a portfolio of securities. In turn, the Primary Institutional Fund seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity. This structure is different from that of other Pilgrim Funds and many other investment companies, which directly acquire and manage their own portfolio of securities.

The Primary Institutional Fund seeks to achieve its investment objective by investing in instruments issued by the U.S. Government, its agencies and instrumentalities ("U.S. Government Securities"); deposit-type obligations, such as negotiable certificates of deposit and time deposits, bankers' acceptances and letters of credit of domestic, foreign banks and foreign branches of foreign banks, savings and loan associations and savings banks; other short-term instruments of similar quality; and instruments fully collateralized by such obligations.

The Primary Institutional Fund may invest in obligations of U.S. banking institutions that are insured by the Federal Deposit Insurance Corporation. The Primary Institutional Fund may also invest in obligations of foreign branches of both U.S. banks and foreign banks (Eurodollars). Investment in foreign banks will be limited to those located in Australia, Canada, Western Europe and Japan and which, at the time of investment, have more than $25 billion (or the equivalent in other currencies) in total assets and which, in the opinion of the Primary Institutional Fund's investment adviser, are of comparable quality to the U.S. banks which may be purchased by the Fund. The Primary Institutional Fund may also invest in municipal obligations, the interest on which is not exempt from federal income taxation.

The Primary Institutional Fund may also engage in repurchase agreements and periodically lend securities on a short-term basis to banks, brokers and dealers (but not individuals) and receive as collateral cash or securities issued by the U.S. Government or its agencies or instrumentalities (or any combination thereof). The value of the securities loaned cannot exceed 25% of the Primary Institutional Fund's total assets.

The Primary Institutional Fund may invest, without limitation, in U.S. government securities and in instruments secured or collateralized by U.S. government securities. The Primary Institutional Fund will not invest more than 10% of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven (7) days after notice and will not concentrate more than 25% of its total assets in securities of issuers in a single industry, except that it may invest more than 25% of its assets in bank obligations. In addition, the Primary Institutional Fund will not invest more than 5% of its assets in the securities of any single issuer (except U.S. government securities or repurchase agreements). The Primary Institutional Fund may borrow money for extraordinary or emergency purposes but not in an amount exceeding 5% of its total assets.

The Primary Institutional Fund uses the amortized cost method of valuation to enable the Fund to maintain a stable $1.00 share price. Of course, there is no guarantee that the Fund will be able to maintain a $1.00 share price.

Investment of the Fund's assets in the Primary Institutional Fund is not a fundamental policy of the Fund and a shareholder vote is not required for the Fund to withdraw its investment in the Primary Institutional Fund.

--------------------------------------------------------------------------------
2

PRINCIPAL RISKS
--------------------------------------------------------------------------------

The Fund is subject to the risks associated with investing in debt securities. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund may be affected by these other risks by virtue of its investment in the Primary Institutional Fund:

CHANGES IN INTEREST RATES -- the value of the Fund's investment may fall when interest rates rise. Money market funds like the Fund are subject to less interest rate risk than other income funds because they invest in debt securities with a remaining maturity not greater than 397 days. The dollar weighted average portfolio maturity of the Fund will not exceed 90 days.

CREDIT RISK -- the Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. Money market funds like the Fund are subject to less credit risk than other income funds because they invest in short-term debt securities of the highest quality.

U.S. GOVERNMENT SECURITIES -- some U.S. Government agency securities may be subject to varying degrees of credit risk, and all U.S. Government securities may be subject to price declines in the securities due to changing interest rates. If an obligation, such as obligations issued by the

Federal National Mortgage Association, the Student Loan Marketing Association, the Federal Home Loan Bank and the Federal Home Loan Mortgage Corporation is supported only by the credit of the agency or instrumentality issuing the obligation, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment. Securities directly supported by the full faith and credit of the United States have less credit risk.

BECAUSE THE FUND INVESTS ALL OF ITS ASSETS IN ANOTHER REGISTERED MANAGEMENT INVESTMENT COMPANY, THE FUND AND ITS SHAREHOLDERS WILL BEAR THE INVESTMENT ADVISORY FEES AND EXPENSES OF THE FUND AND THE OTHER REGISTERED MANAGEMENT INVESTMENT COMPANY IN WHICH IT INVESTS WITH THE RESULT THAT THE FUND'S EXPENSES MAY BE HIGHER THAN THOSE OF OTHER MONEY MARKET FUNDS WHICH INVEST DIRECTLY IN DEBT SECURITIES. THE FUND IS ALSO DESIGNED FOR INVESTORS WHO DESIRE A SHORT-TERM INVESTMENT AND MAY NOT BE APPROPRIATE FOR THOSE INVESTORS DESIRING A LONG-TERM INVESTMENT.

RISKS OF FOREIGN INVESTING -- to the extent the Primary Institutional Fund invests in letters of credit and other deposit-type obligations of foreign banks and foreign branches of foreign banks, foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate information, differences in the way securities markets operate, less secure banks and foreign controls on investment.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements, which involve the purchase by a Fund of a security that the seller has agreed to buy back. If the seller defaults and the collateral value declines, the Fund might incur a loss. If the seller declares bankruptcy, the Fund may not be able to sell the collateral at the desired time.

SECURITIES LENDING. Loans of securities involve risks of delay in receiving additional collateral or in recovering the securities lent or even loss of rights to the collateral in the event of insolvency of the borrower of the securities.

PERFORMANCE
--------------------------------------------------------------------------------
Since this is a new fund, there are no investment returns to report at this time.

--------------------------------------------------------------------------------
                                                                               3

--------
FEES AND
EXPENSES
--------

--------------------------------------------------------------------------------
The following tables(1) show what it will cost you directly or indirectly to invest in the Fund. The shareholder transaction fees and annual fund operating expenses for the Money Market Fund are high in relation to the expenses of many other money market funds. Shareholders should consider whether this Fund should be a long-term investment. It is intended as a temporary investment vehicle for investors pursuing a short-term defensive strategy.

SHAREHOLDER TRANSACTION FEES
(fees paid directly from your investment)
--------------------------------------------------------------------------------
                                                           CLASS B     CLASS C
                                                           -------     -------
Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)                         None        None
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)
(as a percentage of the lower of original purchase
price or redemption proceeds)                               5.00%(2)    1.00%(3)
 Exchange Fee                                               None        None
--------------------------------------------------------------------------------

(1) The tables reflect the expenses of both the Fund and the Class A shares of the Primary Institutional Fund in which it invests.

(2) Imposed upon redemption within 6 years from purchase. The fee has scheduled reductions after the first year. See Shareholder Guide.

(3)  Imposed upon redemption within 1 year from purchase.

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)(1)
------------------------------------------------

                                              TOTAL OTHER EXPENSES
                            DISTRIBUTION    -------------------------          TOTAL
MONEY MARKET   MANAGEMENT    AND SERVICE    ADMINISTRATIVE    OTHER         ANNUAL FUND
FUND(2)          FEES(3)    (12B-1) FEES      EXPENSES(4)    EXPENSES   OPERATING EXPENSES(5)
------------   ----------   ------------    --------------   --------   ---------------------
 Class B         0.25%         1.00%            0.25%         0.50%            2.00%
---------------------------------------------------------------------------------------------
 Class C         0.25%         1.00%            0.25%         0.50%            2.00%
---------------------------------------------------------------------------------------------

(1)  Shown as a ratio of expenses to average daily net assets.

(2) The Fund is new, and therefore, has no historical expense data. Thus, the numbers are estimates.

(3) The Primary Institutional Fund charges a comprehensive annual management fee of 0.25% of average daily net assets for both advisory and ordinary operating expenses. Pursuant to its investment advisory agreement with the Fund, Pilgrim Investments. Inc. charges a maximum annual advisory fee equal to 0.50% of average daily net assets if the Fund does not invest substantially all of its assets in another investment company. Pursuant to the Fund's investment advisory agreement, if the Fund invests substantially all of its assets in another investment company, Pilgrim Investments, Inc. does not charge an advisory fee. The Fund anticipates investing substantially all of its assets in another investment company for at least the Fund's initial fiscal year.

(4) Pilgrim Investments, Inc. receives an annual administration fee equal to 0.25% of average daily net assets.

(5) Pursuant to an expense limitation agreement between Pilgrim Investments, Inc. and Pilgrim Mutual Funds, on behalf of the Fund, Pilgrim Investments, Inc. will limit expenses of the Fund to 2.25% of average daily net assets for Classes B and C, excluding interest, taxes, brokerage, and extraordinary expenses, subject to possible reimbursement to Pilgrim Investments, Inc. within three years. The expense limit will continue until at least June 30, 2000.

--------------------------------------------------------------------------------
4

--------
FEES AND
EXPENSES
--------

--------------------------------------------------------------------------------
EXAMPLES

The hypothetical examples below show what your expenses would be if you invested $10,000 over the time frames indicated, assuming a 5% return each year, that you reinvest all distributions, and that operating expenses for the Fund remain the same. The examples reflect expenses of both the Fund and the Class A shares of the Primary Institutional Fund in which it invests. The example is for comparison only, and does not represent the Fund's actual expenses and returns, either past or future.


MONEY MARKET FUND

                   ASSUMING YOU REDEEM AT THE      ASSUMING YOU DO NOT REDEEM
                    END OF EACH TIME PERIOD.     AT THE END OF EACH TIME PERIOD.
                   --------------------------    -------------------------------
                       1 year     3 years              1 year     3 years
                      --------   ---------            --------   ---------
Class B                 $703        $927                $203        $627
--------------------------------------------------------------------------------
Class C                 $303        $627                $203        $627
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                               5

-----------
SHAREHOLDER
GUIDE
-----------

CHOOSING A SHARE CLASS
--------------------------------------------------------------------------------

PILGRIM PURCHASE OPTIONS(TM)

You may select from two separate classes of shares of the Fund: Class B and Class C.

CLASS B

*    No front-end sales charge; all your money goes to work for you right away.

*    Distribution and service (12b-1) fees of 1.00%.

*    A contingent deferred sales charge, as described below.


CLASS C

*    No front-end sales charge; all your money goes to work for you right away.

*    Distribution and service (12b-1) fees of 1.00%.

* A 1.00% contingent deferred sales charge on shares sold within one year of purchase.


SALES CHARGE CALCULATION

Shares are offered at their net asset value per share without any initial sales charge. However, you may be charged a contingent deferred sales charge (CDSC) on shares that you sell within a certain period of time after you bought them. The amount of the CDSC is based on the lesser of the net asset value of the shares at the time of purchase or redemption. There is no CDSC on shares acquired through the reinvestment of dividends. The CDSCs are as follows:


CLASS B DEFERRED SALES CHARGE

                         CDSC ON SHARES
YEARS AFTER PURCHASE       BEING SOLD
--------------------     --------------
1st year                       5%
2nd year                       4%
3rd year                       3%
4th year                       3%
5th year                       2%
6th year                       1%
After 6th year                none


CLASS C DEFERRED SALES CHARGE

                         CDSC ON SHARES
YEARS AFTER PURCHASE       BEING SOLD
--------------------     --------------
1st year                       1%
After 1st year                none

To keep your CDSC as low as possible, each time you place a request to redeem shares the Funds will first redeem shares in your account that are not subject to a CDSC, and then will sell shares that have the lowest CDSC.

CDSC WAIVERS. If you notify the Transfer Agent at the time of redemption, the CDSC for each Class will be waived in the following cases:

* redemptions following the death or permanent disability of a shareholder if made within one year of death or the initial determination of permanent disability. The waiver is available only for shares held at the time of death or initial determination of permanent disability.

* for Class B Shares, redemptions pursuant to a Systematic Withdrawal Plan, up to a maximum of 12% per year of a shareholder's account value based on the value of the account at the time the plan is established and annually thereafter, provided all dividends and distributions are reinvested and the total redemptions do not exceed 12% annually.

*    mandatory distributions from a tax-deferred retirement plan or an IRA.

Reinstatement Privilege. If you sell Class B or Class C shares of a Pilgrim Fund, you may reinvest some or all of the proceeds in the same share class within 90 days without a sales charge. Reinstated Class B and Class C shares will retain their original cost and purchase date for purposes of the CDSC. This privilege can be used only once per calendar year. If you want to use the Reinstatement Privilege, contact your financial representative or the Shareholder Servicing Agent. Consult the Statement of Additional Information for more information.

--------------------------------------------------------------------------------
6

HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------

The minimum initial investment amounts are as follows:

*    Non-retirement accounts: $1,000

*    Retirement accounts: $250

* Pre-Authorized Investment Plan: $100 to open; you must invest at least $100 a month

The minimum additional investment is $100

Make your investment using the table on the right.

The Funds and the Distributor reserve the right to reject any purchase order. Please note that cash, travelers checks, third party checks, money orders and checks drawn on non-US banks (even if payment may be effected through a US bank) will not be accepted. Pilgrim reserves the right to waive minimum investment amounts. The Funds reserve the right to liquidate sufficient shares to recover annual transfer agent fees should you fail to maintain your account value at a minimum of $1,000.00 ($250.00 for IRA's).

RETIREMENT PLANS. The Funds have available prototype qualified retirement plans for both corporations and for self-employed individuals. They also have available prototype IRA, Roth IRA and Simple IRA plans (for both individuals and employers), Simplified Employee Pension Plans, Pension and Profit Sharing Plans and Tax Sheltered Retirement Plans for employees of public educational institutions and certain non-profit, tax-exempt organizations. Investors Fiduciary Trust Company (`IFTC') acts as the custodian under these plans. For further information, contact the Shareholder Servicing Agent at (800) 992-0180. IFTC currently receives a $12 custodial fee annually for the maintenance of such accounts.

                                 INITIAL                      ADDITIONAL
   METHOD                      INVESTMENT                     INVESTMENT
--------------------------------------------------------------------------------
By Contacting           An investment professional
Your Investment         with an authorized firm
Professional            can help you establish
                        and maintain your account.
--------------------------------------------------------------------------------
By Mail                 Visit or consult an             Visit or consult an
                        investment professional.        investment professional.

                        Make your check                 Fill out the Account
                        payable to the Pilgrim          Additions form
                        Funds and mail it,              included on the bottom
                        along with a completed          of your account
                        Application. Please             statement along with
                        indicate your                   your check payable to
                        investment professional         the Fund and mail
                        on the New Account              them in the envelope
                        Application                     provided with the
                                                        account statement.

                                                        Remember to write.
                                                        your account number
                                                        on the check.
--------------------------------------------------------------------------------
By Wire                 Call the Pilgrim                Wire the funds in the
                        Operations Department           same manner described
                        at (800) 336-3436 to            under "Initial
                        obtain an account               Investment."
                        number and indicate
                        your investment
                        professional on the
                        account.

                        Instruct your bank to
                        wire funds to the Fund
                        in the care of:
                        Investors Fiduciary
                        Trust Co. ABA
                        #101003621 Kansas
                        City, MO credit to:

                        __________________
                        (the Fund) A/C
                        #751-8315; for further
                        credit to: Shareholder
                        A/C #_____________
                        (A/C # you received
                        over the telephone)
                        Shareholder Name:
                        __________________
                        (Your Name Here)

                        After wiring funds you
                        must complete the
                        Account Application
                        and send it to:

                        Pilgrim Funds
                        P.O. Box 419368
                        Kansas City, MO
                        64141-6368

--------------------------------------------------------------------------------
                                                                               7

-----------
SHAREHOLDER
GUIDE
-----------

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

You may redeem shares using the table on the right:

Under unusual circumstances, a Fund may suspend the right of redemption as allowed by federal securities laws.

SYSTEMATIC WITHDRAWAL PLAN. You may elect to make periodic withdrawals from your account on a regular basis.

*    Your account must have a current value of at least $10,000.

*    Minimum withdrawal amount is $100.

*    You may choose from monthly, quarterly, semi-annual or annual payments.

For additional information, contact the Shareholder Servicing Agent, see the Account Application or the Statement of Additional Information.

PAYMENTS. Normally, payment for shares redeemed will be made within three days after receipt by the Transfer Agent of a written request in good order. When you place a request to redeem shares for which the purchase money has not yet been collected, the request will be executed at the next determined net asset value, but the Fund will not release the proceeds until your purchase payment clears. This may take up to 15 days or more. To reduce such delay, purchases should be made by bank wire or federal funds.

The Fund intends to pay in cash for all shares redeemed, but under abnormal conditions that make payment in cash unwise, a Fund may make payment wholly or partly in securities at their then current market value equal to the redemption price. In such case, a Fund could elect to make payment in securities for redemptions in excess of $250,000 or 1% of its net assets during any 90-day period for any one shareholder.

       METHOD                            PROCEDURES
--------------------------------------------------------------------------------
By Contacting Your         You may redeem by contacting your investment
Investment Professional    professional. Investment professionals may charge for
                           their services in connection with your redemption
                           request, but neither the Fund nor the Distributor
                           imposes any such charge.
--------------------------------------------------------------------------------
By Mail                    Send a written request specifying the Fund name and
                           share class, your account number, the name(s) in which the account is registered, and the dollar value or number of shares you wish to redeem to:

                           Pilgrim Funds
                           P.O. Box 419368
                           Kansas City, MO 64141-6368

                           Corporate investors and other associations must have an appropriate certification on file authorizing redemptions. A suggested form of such certification is provided on the Account Application.

                           A signature guarantee may be required.
--------------------------------------------------------------------------------
By Telephone --            You may redeem shares by telephone on all accounts
Expedited Redemption       other than retirement accounts, unless you check the
                           box on the Account Application which signifies that you do not wish to use telephone redemptions. To redeem by telephone, call the Shareholder Servicing
                           Agent at (800) 992-0180.

                           Receiving Proceeds By Check:

                           You may have redemption proceeds (up to a maximum of $100,000) mailed to an address which has been on record with Pilgrim Funds for at least 30 days.

                           Receiving Proceeds By Wire:

                           You may have redemption proceeds (subject to a minimum of $5,000) wired to your pre-designated bank account.

                           You will not be able to receive redemption proceeds by wire unless you check the box on the Account Application which signifies that you wish to receive redemption proceeds by wire and attach a voided check.

                           Under normal circumstances, proceeds will be transmitted to your bank on the business day following receipt of your instructions, provided redemptions may be made.

--------------------------------------------------------------------------------
8

-----------
SHAREHOLDER
GUIDE
-----------

TRANSACTION POLICIES
--------------------------------------------------------------------------------

NET ASSET VALUE. The net asset value (NAV) per share for the Fund and each class is determined each business day as of the close of regular trading on the New York Stock Exchange (usually at 4:00 p.m. New York City time). The NAV for an investment company generally is calculated by subtracting liabilities from total assets. The Fund's investment in the Class A shares of the Primary Institutional Fund is valued at the NAV of the Primary Institutional Fund's Class A shares held by the Fund. Primary Institutional Fund calculates the NAV of its shares on the same day and at about the same time as the Fund. Net asset value per share of the Class A shares of the Primary Institutional Fund is computed by taking the sum of the value of the Primary Institutional Fund's investments (amortized cost value is used for this purpose) and any cash or other assets attributable to Class A, subtracting liabilities attributable to Class A and dividing by the total number of Class A Primary Institutional Fund shares outstanding. The per share NAV of Class B and Class C of the Fund is calculated by dividing each Class's NAV by the number of Class shares outstanding and rounding the result to the nearest whole cent.

The Fund tries to maintain a stable NAV of $1.00 per share. Because Primary Institutional Fund uses the amortized cost method of valuing the securities held by it and rounds its per share net asset value to the nearest whole cent, it is anticipated that the net asset value of Primary Institutional Fund will remain constant at $1.00 per share. However, the Fund makes no assurance that either it or Primary Institutional Fund can maintain a $1.00 net asset value per share.

PRICE OF SHARES. When you buy shares, you pay the NAV. When you sell shares, you receive the NAV minus any applicable deferred sales charge. Exchange orders are effected at NAV.

EXECUTION OF REQUESTS. Purchase and sale requests are executed at the next NAV determined after the order is received in proper form by the Transfer Agent or Distributor. A purchase order will be deemed to be in proper form when all of the required steps set forth above under "Purchase of Shares" have been completed. If you purchase by wire, however, the order will be deemed to be in proper form after the telephone notification and the federal funds wire have been received. If you purchase by wire, you must submit an application form in a timely fashion. If an order or payment by wire is received after the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern
Time), the shares will not be credited until the next business day.

You will receive a confirmation of each new transaction in your account, which also will show you the number of Fund shares you own including the number of shares being held in safekeeping by the Transfer Agent for your account. You may rely on these confirmations as evidence of your ownership. Certificates representing shares of the Fund will not be issued.

TELEPHONE ORDERS. The Fund and its transfer agent will not be responsible for the authenticity of phone instructions or losses, if any, resulting from unauthorized shareholder transactions if they reasonably believe that such instructions were genuine. The Fund and its transfer agent have established reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording telephone instructions for exchanges and expedited redemptions, requiring the caller to give certain specific identifying information, and providing written confirmation to shareholders of record not later than five days following any such telephone transactions. If the Fund and its transfer agent do not employ these procedures, they may be liable for any losses due to unauthorized or fraudulent telephone instructions.

EXCHANGES. You may exchange shares of the Fund for shares of the same class of any other Pilgrim Fund without paying any additional sales charge. Shares subject to a CDSC will continue to age from the date that the original shares were purchased.

--------------------------------------------------------------------------------
                                                                               9

-----------
SHAREHOLDER
GUIDE
-----------

TRANSACTION POLICIES
--------------------------------------------------------------------------------

The total value of shares being exchanged must at least equal the minimum investment requirement of the Pilgrim Fund into which they are being exchanged. Exchanges of shares are sales and may result in a gain or loss for federal and state income tax purposes. There is no specific limit on exchange frequency; however, the Pilgrim Funds (except for the Fund) are not intended as a short-term trading vehicle. The adviser may prohibit excessive exchanges (more than four per year). The adviser also may, on 60 days' prior notice, restrict the frequency of, otherwise modify, or impose charges of up to $5.00 upon exchanges. You will automatically have the ability to request an exchange by calling the Shareholder Servicing Agent unless you mark the box on the Account Application that indicates that you do not wish to have the telephone exchange privilege. The Fund may change or cancel its exchange policies at any time, upon 60 days written notice to shareholders.

SYSTEMATIC EXCHANGE PRIVILEGE. With an initial account balance of at least $5,000 and subject to the information and limitations outlined above, you may elect to have a specified dollar amount of shares systematically exchanged, monthly, quarterly, semi-annually or annually (on or about the 10th of the applicable month), from your account to an identically registered account in the same class of any other open-end Pilgrim Fund. This exchange privilege may be modified at any time or terminated upon 60 days written notice to shareholders.

SMALL ACCOUNTS. Due to the relatively high cost of handling small investments, the Fund reserves the right upon 30 days written notice to redeem, at NAV, the shares of any shareholder whose account (except for IRAs) has a value of less than $1,000, other than as a result of a decline in the NAV per share.

DISTRIBUTION AND
SHAREHOLDER SERVICE FEES
--------------------------------------------------------------------------------

To pay for the cost of promoting the Fund and servicing your shareholder account, each class of the Fund has adopted a Rule 12b-1 plan which requires fees to be paid out of the assets of each class. Over time the fees will increase your cost of investing and may exceed the cost of paying other types of sales charges. The following table shows the distribution and service fees associated with investing in each class of shares.

                     DISTRIBUTION FEE     SERVICE FEE
                     ----------------     -----------
CLASS B(1)                 0.75%             0.25%
CLASS C(1)                 0.75%             0.25%

(1) Amounts payable under the Fund's plan are reduced by any amounts received by Pilgrim Securities, Inc. or its affiliates from the adviser or distributor of the Fund in which it invests substantially all of its assets. If the Fund does not invest substantially all of its assets in another investment company or receive any amounts pursuant to the previous sentence, the Fund will pay the full distribution fee. Currently, the Fund pays the full distribution fee.

--------------------------------------------------------------------------------
10

-----------
MANAGEMENT
OF THE FUND
-----------

ADVISER
--------------------------------------------------------------------------------

Pilgrim Investments, Inc. has overall responsibility for the management of the Fund. Pilgrim Investments, Inc. provides or oversees all investment advisory and portfolio management services for the Fund, and assists in managing and supervising all aspects of the general day-to-day business activities and
operations   of   the  Fund,  including  custodial,  transfer  agency,  dividend disbursing, accounting, auditing, compliance and related services. Pilgrim Investments, Inc. charges an investment advisory fee equal to 0.50% of average net assets if the Fund does not invest substantially all of its assets in another investment company; otherwise Pilgrim Investments, Inc. does not charge an advisory fee.

Organized in December 1994, Pilgrim Investments, Inc. is registered as an investment adviser with the Securities and Exchange Commission. As of June 25, 1999, Pilgrim Investments managed over $7.4 billion in assets. Pilgrim Investments is an indirect, wholly owned subsidiary of Pilgrim Capital Corporation (NYSE: PFX). Through its subsidiaries, Pilgrim Capital Corporation engages in the financial services business, focusing on providing investment advisory, administrative and distribution services to open-end and closed-end investment companies and private accounts.

The Fund invests all of its assets in Class A shares of the Primary Institutional Fund, another registered management investment company. The Investment Adviser for the Primary Institutional Fund is Reserve Management Company, Inc., located at 1250 Broadway, 32nd Floor, New York, NY 10001-3701. Primary Institutional Fund pays Reserve Management Company, Inc. a comprehensive management fee calculated on an annual basis at 0.25% of the Primary Institutional Fund's average daily net assets. Under the terms of the Investment Management Agreement, Reserve Management Company, Inc. manages the Primary Institutional Fund and invests in furtherance of its objectives and policies subject to the overall control and direction of Reserve Institutional Trust's Board of Trustees. In addition, under the terms of the Investment Management Agreement, Reserve Management Company, Inc. pays all employee and ordinary operating costs of the Primary Institutional Fund (excluding interest, taxes, brokerage fees, extraordinary legal and accounting fees and expenses, fees for Trustees who are not "interested persons" of Reserve Institutional Trust (as defined in the 1940 Act).

--------------------------------------------------------------------------------
                                                                              11

-------------
DIVIDENDS,
DISTRIBUTIONS
AND TAXES
-------------

--------------------------------------------------------------------------------
DIVIDENDS

The Fund generally distributes most or all of its net earnings in the form of dividends. The Fund declares dividends daily and pays them monthly.

DIVIDEND REINVESTMENT

Unless you instruct the Fund to pay you dividends in cash, dividends and distributions paid by the Fund will be reinvested in additional shares of the Fund. You may, upon written request or by completing the appropriate section of the Account Application, elect to have all dividends and other distributions paid on Class B or C shares of the Fund invested in another Pilgrim Fund which offers the same class shares.

TAXES

The following information is meant as a general summary for U.S. shareholders. Please see the Statement of Additional Information for additional information. You should rely on your own tax adviser for advice about the particular federal, state and local tax consequences to you of investing in the Fund.

The Fund will distribute most of its net investment income and net capital gains to its shareholders each year. Although the Fund will not be taxed on amounts it distributes, most shareholders will be taxed on amounts they receive. A particular distribution generally will be taxable as either ordinary income or long-term capital gains. It is not expected that the Fund will make capital gains distributions. It does not matter how long you have held your Fund shares or whether you elect to receive your distributions in cash or reinvest them in additional Fund shares. For example, if the Fund designates a particular distribution as a long-term capital gains distribution, it will be taxable to you at your long-term capital gains rate.

You will receive an annual statement summarizing your dividend and capital gains distributions.

If you invest through a tax-deferred account, such as a retirement plan, you generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account.

There may be tax consequences to you if you if you sell or redeem Fund shares. You will generally have a capital gain or loss, which will be long-term or short-term, generally depending on how long you hold those shares. If you exchange shares, you may be treated as if you sold them. You are responsible for any tax liabilities generated by your transactions.

As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S.
federal income tax liability.

--------------------------------------------------------------------------------
12

-----------
MORE
INFORMATION
ABOUT
RISKS
-----------

--------------------------------------------------------------------------------
To the extent that the Fund invests in the Primary Institutional Fund, it will be indirectly exposed to the following techniques and risks based on the Primary Institutional Fund's investments:

BORROWING. Primary Institutional Fund may borrow up to 5% of its total assets for emergency purposes. Borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the net asset value of the Primary Institutional Fund, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds.

PERCENTAGE   INVESTMENT   LIMITATIONS. Unless   otherwise   stated,   percentage
limitations in this prospectus apply at the time of investment.

--------------------------------------------------------------------------------
                                                                              13

-----------
MORE
INFORMATION
ABOUT
RISKS
-----------

--------------------------------------------------------------------------------
YEAR 2000 COMPLIANCE

Like other financial organizations, the Fund could be adversely affected if the computer systems used by the Investment Adviser, the Administrator, the Fund's other service providers, Primary Institutional Fund and its service providers do not properly process and calculate date-related information after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Year 2000 Problem could have a negative impact on handling securities trades, payment of interest and dividends, pricing, and account services. Pilgrim Investments, Inc. is taking steps that it believes are reasonably designed to address the Year 2000 Problem with respect to computer systems that it uses and to obtain reasonable assurances that comparable steps are being taken by the Fund's other major service providers and Primary Institutional Fund and its service providers. It is not anticipated that the Fund will directly bear any material costs associated with Pilgrim Investments', the Fund's other service providers', Primary Institutional Fund's or its service providers' efforts to become Year 2000 compliant. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund nor can there be any assurance that the Year 2000 Problem will not have an adverse effect on the companies whose securities are held by the Fund or on global markets or economies, generally. Foreign issuers may be more susceptible to risks associated with the Year 2000 Problem than domestic issuers.

--------------------------------------------------------------------------------
14

You can find additional information about the Fund in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS

The Fund's annual and semi-annual reports list the holdings of the Fund's portfolios, describe the Fund's performance, and tell how investment strategies and performance have responded to recent market conditions and economic trends.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains detailed information about each Fund's investments, strategies and risks, and is considered to be part of this prospectus because it is incorporated by reference.

You may request a free copy of any of these documents by calling or writing the Fund's Shareholder Servicing Agent at:

Pilgrim Group, Inc.
40 North Central Avenue, Suite 1200
Phoenix, Arizona  85004
Telephone: (800)992-0180

Please contact the Funds' Shareholder Servicing Agent with any questions you may have about the Funds. You can also obtain information about the Funds from the SEC's Public Reference Room (1-800-SEC-0330). Reports and other information about the Funds may be obtained at the SEC's Internet site at www.sec.gov, and copies of this information may be obtained, upon payment of a duplication fee, by writing to:

Public Reference Section
Securities and Exchange Commission
Washington, D.C.  20549-6009

The SEC may charge you a fee for this information.

SEC file number: 811-7428

                                   Prospectus
                                  July 1, 1999


MMPROB&C0799-070199

                              PILGRIM MUTUAL FUNDS
                             40 North Central Avenue
                             Phoenix, Arizona 85004
                                 (800) 992-0180

                       STATEMENT OF ADDITIONAL INFORMATION

                                  July 1, 1999

Pilgrim Mutual Funds (the "Trust") is an open-end management investment company currently offering a number of separate diversified portfolios. This Statement of Additional Information contains information regarding the following portfolios (each a "Fund" and collectively the "Funds"):


Pilgrim International Core Growth Fund ("International Core Growth Fund"); Pilgrim Worldwide Growth Fund ("Worldwide Growth Fund"); Pilgrim International SmallCap Growth Fund ("International SmallCap Growth Fund"); Pilgrim Emerging Countries Fund ("Emerging Countries Fund"); Pilgrim LargeCap Growth Fund ("LargeCap Growth Fund"); Pilgrim MidCap Growth Fund ("MidCap Growth Fund"); Pilgrim SmallCap Growth Fund ("SmallCap Growth Fund"); Pilgrim Convertible Fund ("Convertible Fund"); Pilgrim Balanced Fund ("Balanced Fund"); Pilgrim High Yield Fund II ("High Yield Fund II"), Pilgrim Strategic Income Fund ("Strategic Income Fund") and Pilgrim Money Market Fund ("Money Market Fund").


This Statement of Additional Information is not a prospectus, but contains information in addition to and more detailed than that set forth in the Funds' Prospectus and should be read in conjunction with the Prospectus. In addition, the financial statements from the Funds' March 31, 1999 Annual Reports are incorporated herein by reference (excluding the Money Market Fund which is newly organized). Copies of the Funds' Prospectus and Annual Reports may be obtained without charge by contacting the Trust at the address and phone number written above.

                                TABLE OF CONTENTS

General Information..........................................................B-2
Management Of The Funds......................................................B-3
Investment Objectives, Policies And Risks...................................B-18
Investment Restrictions.....................................................B-52
Portfolio Transactions......................................................B-55
Additional Purchase And Redemption Information..............................B-58
Determination Of Share Price................................................B-64
Shareholder Information.....................................................B-65
Shareholder Services And Privileges.........................................B-66
Distributions...............................................................B-69
Tax Considerations..........................................................B-69
Calculation Of Performance Data.............................................B-75
General Information.........................................................B-80
Financial Statements........................................................B-81

                               GENERAL INFORMATION

The Trust was organized in December 1992 as a business trust under the laws of Delaware. Information regarding each Fund of the Trust is included in this Statement of Additional Information. The Money Market Fund is a newly organized series of the Trust. All of the Funds except the Money Market Fund consist of four classes of shares, Class A, B, C and Q. The Money Market Fund consists of Class B and C Shares.

Prior to a reorganization of the Trust which became effective on July 24, 1998 (the "Reorganization"), the Trust offered shares in a number of separate diversified portfolios each of which invested all of its assets in a corresponding master fund of Nicholas-Applegate Investment Trust (the "Master Trust"). The Reorganization eliminated this two-tiered "master-feeder" structure.

On March 15, 1999, the name of the Trust was changed from "Nicholas-Applegate Mutual Funds," and the name of each Fund (except the Money Market Fund, which is a new fund) was changed as follows:

OLD NAME                                                  NEW NAME
--------                                                  --------

Nicholas-Applegate International Core Growth Fund         Pilgrim International Core Growth Fund
Nicholas-Applegate Worldwide Growth Fund                  Pilgrim Worldwide Growth Fund
Nicholas-Applegate International Small Cap Growth Fund    Pilgrim International Small Cap Growth Fund
Nicholas-Applegate Emerging Countries Fund                Pilgrim Emerging Countries Fund
Nicholas-Applegate Large Cap Growth Fund                  Pilgrim Large Cap Growth Fund
Nicholas-Applegate Mid Cap Growth Fund                    Pilgrim Mid Cap Growth Fund
Nicholas-Applegate Small Cap Growth Fund                  Pilgrim Small Cap Growth Fund
Nicholas-Applegate Convertible Fund                       Pilgrim Convertible Fund
Nicholas-Applegate Balanced Growth Fund                   Pilgrim Balanced Fund
Nicholas-Applegate High Yield Bond Fund                   Pilgrim High Yield Fund II
Nicholas-Applegate High Quality Bond Fund                 Pilgrim High Quality Bond Fund


On May 24, 1999, the names of the following Funds were changed as follows:

OLD NAME                                                  NEW NAME
--------                                                  --------

Pilgrim International Small Cap Growth Fund               Pilgrim International SmallCap Growth Fund
Pilgrim Large Cap Growth Fund                             Pilgrim LargeCap Growth Fund
Pilgrim Mid Cap Growth Fund                               Pilgrim MidCap Growth Fund
Pilgrim Small Cap Growth Fund                             Pilgrim SmallCap Growth Fund
Pilgrim High Quality Bond Fund                            Pilgrim Strategic Income Fund


The Trustees have approved an Agreement and Plan of Reorganization for High Yield Fund II that, if approved by shareholders of High Yield Fund II, will result in the reorganization of High Yield Fund II into the Pilgrim High Yield Fund series of Pilgrim Investment Funds, Inc. If the Agreement and Plan of Reorganization is approved by shareholders, the Reorganization is expected to occur in the summer of 1999.

                             MANAGEMENT OF THE FUNDS

BOARD OF TRUSTEES. The Trust is managed by its Board of Trustees. The Trustees and Officers of the Trust are listed below. An asterisk (*) has been placed next to the name of each Trustee who is an "interested person," as that term is defined in the 1940 Act, by virtue of that person's affiliation with the Trust or Pilgrim Investments, Inc., the Trust's investment manager ("Pilgrim Investments" or the "Investment Manager").


         Walter E. Auch, 6001 North 62nd Place,  Paradise Valley,  Arizona. (Age
         78). Trustee. Trustee, Pilgrim Prime Rate Trust; Director, Pilgrim Bank and Thrift Fund, Inc.; Advisory Officer, Pilgrim Advisory Funds, Inc., Pilgrim Investment Funds, Inc. and Pilgrim Government Securities Income Fund, Inc. Director of Legend Properties, Inc. (since 1984); Arizona Heart Institute (since 1983); Banyan Strategic Realty Trust (since
         1987); Fort Dearborn Fund (since 1987); Semele Group (since 1987); Brinson Funds (since 1994), registered investment companies; Pimco Advisors L.P., an investment manager (since 1994); and Advisors Series Trust (since 1997). Trustee of Salomon Smith Barney Trak Funds (since
         1994); Salomon Smith Barney Concert Series (since 1994); and Hillsdale College (since 1996). Formerly Chairman and Chief Executive Officer, Chicago Board Options Exchange (1979 to 1986); Senior Executive Vice President, Director and Member of the Executive Committee, PaineWebber, Inc. (until 1979); Trustee, Nicholas-Applegate Institutional Fund (1992
         - 1999) and Nicholas-Applegate Mutual Funds (1992 - 1999). Although Mr. Auch is on the board of a company a subsidiary of which is a broker-dealer, the Board has determined pursuant to Rule 2a19-1 that Mr. Auch shall not be considered to be an "interested person."


         Mary A. Baldwin, Ph.D, 2525 E. Camelback Road, Suite 200, Phoenix, Arizona 85016. (Age 59) Trustee. Realtor, Coldwell Banker Success Realty (formerly, The Prudential Arizona Realty) for more than the last five years. Ms. Baldwin is also Vice President, United States Olympic Committee (November 1996 - Present), and formerly Treasurer, United States Olympic Committee (November 1992 - November 1996). Ms. Baldwin is also a director and/or trustee of each of the funds managed by the Investment Manager.

         John P. Burke, 260 Constitution Plaza, Hartford, Connecticut 06130. (Age 67) Trustee. Commissioner of Banking, State of Connecticut (January 1995 - Present). Mr. Burke was formerly President of Bristol Savings Bank (August 1992 - January 1995) and President of Security Savings and Loan (November 1989 - August 1992). Mr. Burke is also a director and/or trustee of each of the funds managed by the Investment Manager.

         Al Burton, 2300 Coldwater Canyon, Beverly Hills, California 90210. (Age
         71) Trustee. President of Al Burton Productions for more than the last five years; formerly Vice President, First Run Syndication, Castle Rock Entertainment (July 1992 - November 1994). Mr. Burton is also a director and/or trustee of each of the funds managed by the Investment Manager.


         Jock Patton, 40 North Central Avenue, Suite 1200, Phoenix, AZ 85004. (Age 53) Trustee. Private Investor. Director of Hypercom Corporation (since January 1999); Stuart Entertainment, Inc. (since January 1999); and JDA Software Group, Inc. (since January 1999). Mr. Patton was formerly Director of Artisoft, Inc. (August 1994 - July 1998); President and Co-owner, StockVal, Inc. (April 1993 - June 1997) and a partner and director of the law firm of Streich, Lang, P.A. (1972 -
         1993). Mr. Patton is also a director and/or trustee of each of the funds managed by the Investment Manager.

         *Robert W. Stallings, 40 North Central Avenue, Suite 1200, Phoenix, AZ 85004. (Age 50) Chairman, Chief Executive Officer, and President. Chairman, Chief Executive Officer and President of Pilgrim Group, Inc. ("Pilgrim Group") (since December 1994); Chairman, Pilgrim Investments, Inc. (since December 1994); Director, Pilgrim Securities, Inc. ("Pilgrim Securities") (since December 1994); Chairman, Chief Executive Officer and President of Pilgrim Bank and Thrift Fund, Inc., Pilgrim Government Securities Income Fund, Inc. and Pilgrim Investment Funds, Inc. (since April 1995). Chairman and Chief Executive Officer of Pilgrim Prime Rate Trust (since April 1995). Chairman and Chief Executive Officer of Pilgrim America Capital Corporation (formerly, Express America Holdings Corporation) ("Pilgrim Capital") (since August
         1990).


Each Fund pays each Trustee who is not an interested person a pro rata share, as described below, of (i) an annual retainer of $25,000; (ii) $2,500 per quarterly and special Board meeting; (iii) $500 per committee meeting; (iv) $500 per special telephonic meeting; and (v) out-of-pocket expenses. The pro rata share paid by each Fund is based on the Funds' average net assets as a percentage of the average net assets of all the funds managed by the Investment Manager for which the Trustees serve in common as directors/trustees (and, in the case of Walter E. Auch, Funds for which he serves as an Advisory Officer).

CHANGE IN TRUSTEES. Except for Mr. Auch, each Trustee became a Trustee of the Trust on May 24, 1999. Prior to that date, the Trustees of the Trust were: Fred
C. Applegate, Dann V. Angeloff, Walter E. Auch, Theodore J. Coburn, Darlene Deremer, George F. Keane, Arthur B. Laffer and Charles E. Young. Also, prior to May 24, 1999, each Trustee who was not an interested person was paid an aggregate annual fee of $14,000 for services rendered as a Trustee of the Trust, and $1,000 for each meeting attended ($2,000 per Committee meeting for Committee chairmen). Each Trustee was also reimbursed for out-of-pocket expenses incurred as a Trustee.


COMPENSATION OF TRUSTEES. The following table sets forth information regarding compensation of Trustees by the Trust and other funds managed by the Fund's investment adviser for the year ended March 31, 1999. Officers of the Trust and Trustees who are interested persons of the Trust do not receive any compensation from the Funds. In the column headed "Total Compensation From Registrant and Fund Complex Paid to Trustee," the number in parentheses indicates the total number of boards in the fund complex on which the Trustee served during that fiscal year.

                               COMPENSATION TABLE

                      Aggregate      Pension or Retirement    Estimated Annual  Total Compensation from
                      Compensation   Benefits Accrued as      Benefits Upon     Registrant and Fund Complex
Name                  from Trust     Part of Trust Expenses   Retirement        Paid to Trustee**
----                  ------------   ----------------------   ----------------  ---------------------------
Fred C. Applegate*    $22,000        None                     N/A               $22,000 (1)
Arthur B. Laffer*     $18,000        None                     N/A               $18,000 (1)
Charles E. Young*     $23,000        None                     N/A               $23,000 (1)
Dann V. Angeloff*     $25,000        None                     N/A               $25,000 (1)
Walter E. Auch        $19,000        None                     N/A               $19,000 (1)
Theodore J. Coburn*   $24,000        None                     N/A               $24,000 (1)
Darlene Deremer*      $21,000        None                     N/A               $21,000 (1)
George F. Keane*      $23,000        None                     N/A               $23,000 (1)

----------
*        Resigned as Trustee effective May 21, 1999.


** Prior to May 24, 1999, the Trust was part of a different Fund complex. Effective May 24, 1999, when Pilgrim Investments, Inc. became the investment adviser to the Funds, the Trust joined the Pilgrim family of funds. Each of the current Trustees, which are listed above (except for Mr. Auch), also serve on the Board of Directors/Trustees of Pilgrim Advisory Funds, Inc., Pilgrim Bank and Thrift Fund, Inc., Pilgrim Government Securities Income Fund, Inc., Pilgrim Investment Funds, Inc., Pilgrim Prime Rate Trust and Pilgrim Senior Floating Rate Trust. Mr. Auch is a Director/Trustee of Pilgrim Bank and Thrift Fund, Inc., Pilgrim Mutual Funds, Pilgrim Prime Rate Trust and Pilgrim Senior Floating Rate Trust. Mr. Auch is Advisory Officer, not a Director, of Pilgrim Advisory Funds, Inc., Pilgrim Investment Funds, Inc. and Pilgrim Government Securities Fund, Inc. However, he is compensated by those Companies for his services as Advisory Officer at the same rate at which Directors of those Companies are compensated.


OFFICERS

The following individuals serve as officers for the Trust:


         JAMES R. REIS, EXECUTIVE VICE PRESIDENT AND ASSISTANT SECRETARY
         40 North Central Avenue, Suite 1200, Phoenix, Arizona 85004. (Age 41) Director, Vice Chairman (since December 1994), Executive Vice President (since April 1995), and Director of Structured Finance (since April
         1998), Pilgrim Group, Inc. and Pilgrim Investments; Director (since December 1994) and Vice Chairman (since November 1995) of Pilgrim Securities; Executive Vice President, Assistant Secretary and Chief Credit Officer of Pilgrim Prime Rate Trust; Executive Vice President and Assistant Secretary of each of the other Pilgrim Funds. Chief Financial Officer (since December 1993), Vice Chairman and Assistant Secretary (since April 1993) and former President (May 1991 - December
         1993), Pilgrim Capital (formerly Express America Holdings Corporation). Presently serves or has served as an officer or director of other affiliates of Pilgrim Capital.

         STANLEY D. VYNER, EXECUTIVE VICE PRESIDENT
         40 North Central Avenue, Suite 1200, Phoenix, Arizona 85004. (Age 48) President and Chief Executive Officer (since August 1996), Pilgrim Investments; Executive Vice President of most of the other Pilgrim Funds (since July 1996). Formerly Chief Executive Officer (November 1993 -December 1995) HSBC Asset Management Americas, Inc., and Chief Executive Officer, and Actuary (May 1986 - October 1993) HSBC Life Assurance Co.


         JAMES M. HENNESSY, EXECUTIVE VICE PRESIDENT AND SECRETARY
         40 North Central Avenue, Suite 1200, Phoenix, Arizona 85004. (Age 50) Executive Vice President and Secretary (since April 1998), Pilgrim Capital (formerly Express America Holdings Corporation), Pilgrim Group, Pilgrim Securities and Pilgrim Investments; Executive Vice President and Secretary of each of the other Pilgrim Funds. Formerly Senior Vice President, Pilgrim Capital (April 1995 - April 1998); Senior Vice
         President,  Express America  Mortgage  Corporation  (June 1992 - August
         1994) and President, Beverly Hills Securities Corp. (January 1990 - June 1992).

         MICHAEL J. ROLAND, SENIOR VICE PRESIDENT AND PRINCIPAL FINANCIAL
         OFFICER
         40 North Central Avenue, Suite 1200, Phoenix, Arizona 85004. (Age 40) Senior Vice President and Chief Financial Officer, Pilgrim Group, Pilgrim Investments and Pilgrim Securities (since June 1998); Senior Vice President and Principal Financial Officer of each of the other Pilgrim Funds. He served in same capacity from January, 1995 - April, 1997. Formerly, Chief Financial Officer of Endeaver Group (April, 1997 to June, 1998).

         ROBERT S. NAKA, VICE PRESIDENT AND ASSISTANT SECRETARY
         40 North Central Avenue, Suite 1200, Phoenix, Arizona 85004. (Age 35) Vice President, Pilgrim Investments (since April 1997) and Pilgrim Group, Inc. (since February 1997). Vice President and Assistant Secretary of each of the other Pilgrim Funds. Formerly Assistant Vice President, Pilgrim Group, Inc. (August 1995 - February 1997). Formerly Operations Manager, Pilgrim Group, Inc. (April 1992 - April 1995).

         ROBYN L. ICHILOV, VICE PRESIDENT AND TREASURER
         40 North Central Avenue, Suite 1200, Phoenix, Arizona 85004. (Age 30) Vice President, Pilgrim Investments (since August 1997), Accounting Manager (since November 1995). Vice President and Treasurer of most of the other Pilgrim Funds. Formerly Assistant Vice President and Accounting Supervisor for PaineWebber (June 1993 - April 1995).


         KEVIN G. MATHEWS, SENIOR VICE PRESIDENT AND SENIOR PORTFOLIO MANAGER
         40 North Central Avenue, Suite 1200, Phoenix, AZ 85004. (Age 40) Senior Vice President, Pilgrim Investments (since July 1998). Formerly Vice President, Pilgrim Investments (August 1995 - July 1998); Vice President, Van Kampen America Capital (May 1987 - April 1995).

         G. DAVID UNDERWOOD, VICE PRESIDENT AND SENIOR PORTFOLIO MANAGER.
         40 North Central Avenue, Suite 1200, Phoenix, AZ 85004. (Age 48) Vice President, Pilgrim Investments (since December 1996). Formerly Director of Funds Management, First Interstate Capital Management (January 1995
         - November 1996); Vice President, Director of Research and Manager of Investment Products, Integra Trust Company (1993 - January 1995).

         ROBERT K. KINSEY, VICE PRESIDENT AND PORTFOLIO MANAGER.
         40 North Central Avenue, Suite 1200, Phoenix, AZ 85004. (Age 41) Vice President, Pilgrim Investments (since March 1999). Formerly Vice President and Fixed Income Portfolio Manager, Federated Investors (January 1995 - March 1999); Principal and Portfolio Manager, Harris Investment Management (July 1992 - January 1995).


PRINCIPAL SHAREHOLDERS. As of May 17, 1999, the Trustees and Officers of the Trust as a group owned less than 1% of any class of the Fund's outstanding shares. As of May 17, 1999, to the knowledge of management, no person owned beneficially or of record more than 5% of the outstanding shares of any class of the Funds, except as follows:


LargeCap Growth Fund: Merrill Lynch Pierce Fenner & Smith for the Sole Benefit of its Customers, Attn: Fund Administration, 4800 Deer Lake Drive East, 3rd Floor, Jacksonville, Florida 32246-6484 ("MLFP&S") (28.48%), CNA Trust Corp. Trustee, FBO Dalby Wendland & Co., P.C., P.O. Box 5024, Costa Mesa, California 92628-5024 (5.33%), Carn & Co., Catawba Rental Co., Retirement Savings Plan,
Attn: Mutual Funds Star, P.O. Box 96211, Washington, D.C. 20090-6211 (14.14%); Class B - MLFP&S (35.38%); Class C - MLFP&S (48.09%); Class Q - Charles Schwab & Co., Inc., 101 Montgomery Street, 11th Floor, San Francisco, California 94104-41122 ("Charles Schwab") (81.03%).


MidCap Growth Fund: Class A - MLFP&S (55.64%); Class B - MLFP&S (30.89%); Class C - MLFP&S (75.43%); Class Q - Clark & Co., FBO Swedish American Hospital, P.O. Box 39, Westerville, Ohio 43086-0039 (52.72%), Donald A. Pels, 375 Park Avenue, Suite 3305, New York, New York 10152-3399 (16.83%).


SmallCap Growth Fund: Class A - MLFP&S (64.87%); Class B - MLFP&S (49.59%); Class C - MLFP&S (78.90%); Class Q - Charles Schwab (47.49%), Suntrust Bank Central Florida FBO Akerman Senterfitt & Edison, P.A. Cash or Deferred PS PL & Trust, c/o Fascorp Recordkeeper, 8515 E. Orchard Road, Englewood, California 80111-5002 (14.11%), Suntrust Bank Central Florida FBO Hubbard Construction Company PSP and 401K Plan, c/o Fascorp Recordkeeper, 8515 E. Orchard Road, Englewood, California 80111-5002 (9.76%), Susan S. Rand, P.O. Box 452, Salisbury, Connecticut 06068-0452 (7.54%).


International Core Growth Fund: Class B - MLFP&S (7.07%); Class C - MLFP&S (26.37%), PaineWebber for the Benefit of Arnold I. Richman, 218 North Charles Street, Suite 500, Baltimore, Maryland 21201-4019 (9.32%); Class Q - Charles Schwab (43.49%).

Worldwide Growth Fund: Class A - MLFP&S (48.66%), Blush & Co., P.O. Box 976, New York, New York 10268-0976 (6.75%); Class B - MLFP&S (31.09%); Class C - MLFP&S (78.52%); Class Q - Charles Schwab (36.49%).

International SmallCap Growth Fund: Class A - MLFP&S (19.83%), Donaldson Lufkin & Jenrette Securities Corporation, Inc., P.O. Box 2052, Jersey City, New Jersey 07303-2052 (5.48%); Class B - MLFP&S (20.06%); Class C - MLFP&S (31.63%); Class
Q - Charles Schwab (66.26%), FTC & Co., Attn: Datalynk #118, P.O. Box 173736, Denver, Colorado 80217-3736 (6.92%); Capinco, c/o Firstar Bank East, P.O. Box 1787, Milwaukee, Wisconsin 53201-1787 (6.63%).

Emerging Countries Fund: Class A - MLFP&S (8.09%); Class B - MLFP&S (24.05%); Class C - MLFP&S (43.15%); Class Q - Charles Schwab (45.88%).

Strategic Income Fund: Class A - MLFP&S (56.61%), CAN Trust Corp. Trustee FBO Dalby Wendland & Co., P.C., P.O. Box 5024, Costa Mesa, California 92628-5024 (5.61%), Eastern Bank & Trust FBO Munksjo Paper 401K, 217 Essex Street, Salem, Massachusetts 01970-3792 (8.01%); Class B - MLFP&S (36.07%); Class C - MLFP&S (71.33%); Class Q - Charles Schwab (100%).

Convertible Fund: Class A - MLFP&S (31.56%), First Union Bank FBO Atty. Title Ins. Fund, 1525 West Harris Boulevard, Charlotte, North Carolina 28262-8522; Class B - MLFP&S (24.47%); Class C - MLFP&S (69.99%); Class Q - Charles Schwab (36.17%), Dalton L. Knauss Trustee, Elaine V. Knauss Revocable Trust, P.O. Box 1108, Carefree, Arizona 85377-1108 (14.74%), Dalton L. Knauss Trustee, Dalton L. Knauss Revocable Trust, P.O. Box 1108, Carefree, Arizona 85377-1108 (14.78%), Knauss Family Partnership, P.O. Box 2173, Carefree, Arizona 85377-2173 (6.09%).

Balanced Fund: Class A - MLFP&S (41.26%); Class B - MLFP&S (18.29%); Class C - MLFP&S (76.91%); Class Q - Charles Schwab (97.23%).

High Yield Fund II: Class A - Wachovia Securities, P.O. Box 1220, Charlotte, North Carolina 28201-1220 (5.23%), PaineWebber for the Benefit of Publix Super Markets Charities, Inc., Attn: Marvin Weathers, P.O. Box 32018, Lakeland, Florida 33802-2018 (6.01%), PaineWebber for the Benefit of Publix Super Markets, Inc. Profit Sharing Plan & Trust, Attn: Marvin Weathers, P.O. Box 407, Lakeland, Florida 33802-2018 (12.15%); Class B - Merrill Lynch Pierce Fenner & Smith, Mutual Fund Operations, Attn: Bank Reconciliations, 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484 ("MLFP&S II") (29.81%); Class C - MLFP&S II (29.23%); Class Q - Charles Schwab (94.71%).

INVESTMENT MANAGER. The Investment Manager serves as investment manager to the Funds and has overall responsibility for the management of the Funds. The Investment Manager serves pursuant to an Investment Management Agreement between the Investment Manager and the Trust. The Investment Management Agreement requires the Investment Manager to oversee the provision of all investment advisory and portfolio management services for the Funds.

The Investment Manager, which was organized in December 1994, is registered as an investment adviser with the SEC and serves as investment adviser to registered investment companies (or series thereof) as well as privately managed accounts. As of May 14, 1999, the Investment Manager had assets under management of approximately $5.8 billion. The Investment Manager is a wholly-owned subsidiary of Pilgrim Group, Inc., which is itself a wholly-owned subsidiary of Pilgrim America Capital Corporation, a Delaware corporation, the shares of which are traded on the New York Stock Exchange (NYSE:PFX) and which is a holding company that through its subsidiaries engages in the financial services business.

The Investment Management Agreement provides that the Investment Manager, with the approval of the Trust's Board of Trustees, may select and employ investment advisers to serve as portfolio manager for any Fund ("Portfolio Manager"), and shall monitor the Portfolio Manager's investment programs and results, and coordinate the investment activities of the Portfolio Manager to ensure compliance with regulatory restrictions.

The Investment Manager employs a Portfolio Manager to provide investment advisory services to certain Funds. More information regarding the Portfolio Manager is provided below.

The Investment Manager pays all of its expenses arising from the performance of its obligations under the Investment Management Agreement, including all fees payable to the Portfolio Managers, executive salaries and expenses of the Trustees and Officers of the Trust who are employees of the Investment Manager or its affiliates and office rent of the Trust. The Portfolio Manager pays all of its expenses arising from the performance of its obligations under the Portfolio Management Agreement. Subject to the expense reimbursement provisions described in this Statement of Additional Information, other expenses incurred in the operation of the Trust are borne by the Funds, including, without limitation, investment advisory fees; brokerage commissions; interest; legal fees and expenses of attorneys; fees of independent auditors, transfer agents and dividend disbursing agents, accounting agents, and custodians; the expense of obtaining quotations for calculating each Fund's net asset value; taxes, if any, and the preparation of each Fund's tax returns; cost of stock certificates and any other expenses (including clerical expenses) of issue, sale, repurchase or redemption of shares; fees and expenses of registering and maintaining the registration of shares of the Funds under federal and state laws and regulations; salaries of personnel involved in placing orders for the execution of the Fund's portfolio transactions; expenses of printing and distributing reports, notices and proxy materials to existing shareholders; expenses of printing and filing reports and other documents filed with governmental agencies; expenses of annual and special shareholder meetings; expenses of printing and distributing prospectuses and statements of additional information to existing shareholders; fees and expenses of Trustees of the Trust who are not employees of the Investment Manager or any Portfolio Manager, or their affiliates; membership dues in trade associations; insurance premiums; and extraordinary expenses such as litigation expenses. Expenses directly attributable to a Fund are charged to that Fund and other expenses are allocated proportionately among all the Funds in relation to the net assets of each Fund.

The Investment Management Agreement will continue in effect for two years from the date it became effective, and from year to year thereafter so long as such continuance is specifically approved at least annually by (a) the Board of Trustees or (b) the vote of a "majority" (as defined in the 1940 Act) of the Fund's outstanding shares voting as a single class; provided, that in either event the continuance is also approved by at least a majority of the Board of Trustees who are not "interested persons" (as defined in the 1940 Act) of the Investment Manager by vote cast in person at a meeting called for the purpose of voting on such approval.

The Investment Management Agreement is terminable without penalty with not less than 60 days' notice by the Board of Trustees or by a vote of the holders of a majority of the Fund's outstanding shares voting as a single class, or upon not less than 60 days' notice by the Investment Manager. The Investment Management Agreement will terminate automatically in the event of its "assignment" (as defined in the 1940 Act). The Investment Manager bears the expense of providing its services, and pays the fees of the Portfolio Manager. For its services, each Fund pays the Investment Manager a monthly fee in arrears equal to the following as a percentage of the Fund's average daily net assets during the month:

SERIES                          ANNUAL INVESTMENT MANAGEMENT FEE*
------                          ---------------------------------
SmallCap Growth Fund            1.00% of the Fund's average net assets

MidCap Growth Fund              0.75% of the first  $500  million  of the Fund's
                                average  net  assets,  0.675%  of the next  $500
                                million of average net assets, and 0.65% of the average net assets in excess of $1 billion

LargeCap Growth Fund            0.75% of the first  $500  million  of the Fund's
                                average  net  assets,  0.675%  of the next  $500
                                million of average net assets, and 0.65% of the average net assets in excess of $1 billion


High Yield Fund II              0.60% of the Fund's average net assets

Convertible Fund                0.75% of the first  $500  million  of the Fund's
                                average  net  assets,  0.675%  of the next  $500
                                million of average net assets, and 0.65% of the average net assets in excess of $1 billion

SERIES                          ANNUAL INVESTMENT MANAGEMENT FEE*
------                          ---------------------------------
Balanced Fund                   0.75% of the first  $500  million  of the Fund's
                                average  net  assets,  0.675%  of the next  $500
                                million of average net assets, and 0.65% of the average net assets in excess of $1 billion

Strategic Income Fund           0.45% of the first  $500  million  of the Fund's
                                average  net  assets,  0.40%  of the  next  $250
                                million of average net assets, and 0.35% of the average net assets in excess of $750 million

Emerging Countries Fund         1.25% of the Fund's average net assets

Worldwide Growth Fund           1.00% of the first  $500  million  of the Fund's
                                average  net  assets,  0.90%  of the  next  $500
                                million of average net assets, and 0.85% of the average net assets in excess of $1 billion

International SmallCap          1.00% of the first  $500  million  of the Fund's
Growth Fund                     average  net  assets,  0.90%  of  the  next $500
                                million of average net assets, and 0.85% of the average net assets in excess of $1 billion

International Core              1.00% of the first  $500  million  of the Fund's
Growth Fund                     average  net  assets,  0.90%  of the  next  $500
                                million of average net assets, and 0.85% of the average net assets in excess of $1 billion

Money Market Fund*              0.50% of average  net  assets  if  Fund  has not
                                invested  substantially  all  of its  assets  in
                                another    investment    company,    0.00%    if
                                substantially all of its assets are invested in another investment company

----------
*The Money Market Fund will also pay advisory fees to Reserve Management Company, Inc., the investment adviser of Primary Institutional Fund, a series of Reserve Institutional Trust, the investment company in which the Money Market Fund invests substantially all of its assets.

Prior to the Reorganization, the Trust had not engaged the services of an investment adviser for the Trust's A, B, C and Institutional Portfolios because these portfolios invested all their assets in master funds of the Master Trust. Consequently, the amounts of the advisory fees reported below were for services provided to the master funds of the Master Trust. The amounts of the advisory fees paid by each Fund for the fiscal years ended March 31, 1999, 1998 and 1997 were:

FUND                                       1999           1998           1997
----                                       ----           ----           ----
International Core Growth Fund          $1,061,288     $  308,562     $    5,726
Worldwide Growth Fund                    1,472,492      1,251,181      1,028,250
International SmallCap Growth Fund       1,149,529        658,893        477,212
Emerging Countries Fund                  3,476,180      2,790,216        915,615
LargeCap Growth Fund                       178,627         32,530          2,359
MidCap Growth Fund                       3,049,230      3,422,148      3,594,196
SmallCap Growth Fund                     5,334,833      6,613,874      5,836,182
Convertible Fund                         1,997,038      1,427,198        902,615
Balanced Fund                              261,803        220,025        109,321
Strategic Income Fund(1)                   124,514         94,359         43,319
High Yield Fund II                         466,926         36,505         17,627

(1) Includes the advisory fees, fee reductions and expense reimbursements of the Government Income Fund, the assets and liabilities of which were assigned to and assumed by the Strategic Income Fund pursuant to the Reorganization.

The Investment Manager has entered into an expense limitation agreement with the Trust, pursuant to which the Investment Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual ordinary operating expenses of certain of the Funds (which excludes interest, taxes, brokerage commissions, extraordinary expenses such as litigation, other expenses not incurred in the ordinary course of each Fund's business, and expenses of any counsel or other persons or services retained by the Trust's trustees who are not "interested persons," as defined in the 1940 Act, of the Investment Manager) do not exceed the following for each Class:

FUND                                    CLASS A    CLASS B    CLASS C    CLASS Q
----                                    -------    -------    -------    -------
SmallCap Growth Fund                     1.95%      2.60%      2.60%      1.50%
MidCap Growth Fund                       1.60%      2.25%      2.25%      1.25%
LargeCap Growth Fund                     1.60%      2.25%      2.25%      1.25%
Convertible Fund                         1.60%      2.25%      2.25%      1.25%
Balanced Fund                            1.60%      2.25%      2.25%      1.25%
Strategic Income Fund                    0.95%      1.35%      1.35%      0.85%
High Yield Fund II                       1.10%      1.75%      1.75%      1.00%
Emerging Countries Fund                  2.25%      2.90%      2.90%      1.90%
Worldwide Growth Fund                    1.85%      2.50%      2.50%      1.60%
International SmallCap Growth Fund       1.95%      2.60%      2.60%      1.65%
International Core Growth Fund           1.95%      2.60%      2.60%      1.65%
Money Market Fund*                        N/A       2.25%      2.25%       N/A

----------
* The Money Market Fund has a separate expense limitation agreement with Pilgrim Investments, Inc. under which Pilgrim Investments, Inc. agrees to waive its fees or bear the Money Market Fund's expenses in an amount that would limit operating expenses to a ratio of expenses to average daily net assets of not more than 2.25% per share. To the extent that the Fund invests substantially all of its assets in a separate underlying investment company, the expenses of the Fund shall be deemed to include the Money Market Fund's allocable portion of the expenses of the underlying fund. This expense limitation agreement is in addition to the waiver provided under the Money Market Fund's Service and Distribution Plan, described further below.

Each Fund will at a later date recoup from the Investment Manager management fees waived and other expenses assumed by the Investment Manager during the previous 36 months, but only if, after such recoupment, the Fund's expense ratio does not exceed the percentage described above. The Investment Manager will only recoup fees waived or expenses assumed after the effective date of the expense limitation agreement. Nicholas-Applegate Capital Management will bear 50% of any fees waived and other expenses assumed pursuant to the expense limitation agreement with respect to any Fund for which it serves as sub-adviser, and will receive 50% of any recoupment amount with respect to such Funds.

The expense limitation agreement provides that these expense limitations shall continue until at least June 30, 2001. Thereafter, the agreement will automatically renew for one-year terms unless the Investment Manager, or, in the case of sub-advised funds, the Portfolio Manager, provides written notice of the termination of the agreement to the Trust at least 30 days prior to the end of the then-current term. In addition, the agreement will terminate upon termination of the Investment Management Agreement, or it may be terminated by the Trust, without payment of any penalty, upon ninety (90) days' prior written notice to the Investment Manager at its principal place of business.

Prior to the expense limitation agreement described above, the Funds (other than the Money Market Fund which is a new fund) had an expense limitation agreement with the predecessor adviser which provided for expense limits at the same levels as the current agreement. For the fiscal years ended March 31, 1999, 1998 and 1997, the voluntary fee reduction resulted in a waiver of the following expenses for each Fund (or predecessor portfolios thereof):

FUND                                       1999           1998           1997
----                                       ----           ----           ----
SmallCap Growth Fund                    $  518,164     $  675,970     $  487,625
MidCap Growth Fund                         301,613        591,684        652,932
LargeCap Growth Fund                       154,098        132,912          5,199
Convertible Fund                           318,025        339,803        757,713
Balanced Fund                              132,033        182,871      1,122,862
Strategic Income Fund                      232,922        419,604      1,148,587
High Yield Fund II                         318,323        111,479         15,731
Emerging Countries Fund                    816,718        628,044        811,357
Worldwide Growth Fund                      242,660        381,568        980,833
International SmallCap Growth Fund         168,199        389,240        851,489
International Core Growth Fund             283,811        204,723         37,345

PORTFOLIO MANAGER. The Investment Manager has entered into a Portfolio Management Agreement with Nicholas-Applegate Capital Management ("NACM" or the "Portfolio Manager"), 600 West Broadway, 30th Floor, San Diego, California
92101,  to  provide  investment   advisory  services  to  the  following  Funds:
International Core Growth Fund; Worldwide Growth Fund; International SmallCap Growth Fund; Emerging Countries Fund; LargeCap Growth Fund; MidCap Growth Fund; SmallCap Growth Fund; and Convertible Fund. NACM, a California limited partnership, was organized in 1984 to manage discretionary accounts investing primarily in publicly traded equity securities and securities convertible into or exercisable for publicly traded equity securities, with the goal of capital appreciation. Its general partner is Nicholas-Applegate Capital Management Holdings, L.P., a California limited partnership the general partner of which is Nicholas-Applegate Capital Management Holdings, Inc., a California corporation owned by Arthur Nicholas.

NACM has discretion to purchase and sell securities for the Funds that it manages in accordance with each Fund's investment objective, policies and restrictions. Although NACM is subject to general supervision by the Investment Manager, the Investment Manager does not evaluate the investment merits of specific securities transactions.

As compensation for its services to the Funds, the Investment Manager pays NACM a monthly fee in arrears equal to the following as a percentage of the Fund's average daily net assets managed during the month:


SERIES                         ANNUAL PORTFOLIO MANAGEMENT FEE
------                         -------------------------------
SmallCap Growth Fund           0.50% of the Fund's average net assets

MidCap Growth Fund             0.375% of the first  $500  million  of the Fund's
                               average  net  assets,  0.3375%  of the next  $500
                               million of average net assets, and 0.325% of the average net assets in excess of $1 billion

LargeCap Growth Fund           0.375% of the first  $500  million  of the Fund's
                               average  net  assets,  0.3375%  of the next  $500
                               million of average net assets, and 0.325% of the average net assets in excess of $1 billion

Convertible Fund               0.375% of the first  $500  million  of the Fund's
                               average  net  assets,  0.3375%  of the next  $500
                               million of average net assets, and 0.325% of the average net assets in excess of $1 billion

SERIES                         ANNUAL PORTFOLIO MANAGEMENT FEE
------                         -------------------------------
Emerging Countries Fund        0.625% of the Fund's average net assets

Worldwide Growth Fund          0.50% of the first  $500  million  of the  Fund's
                               average  net  assets,  0.45%  of  the  next  $500
                               million of average net assets, and 0.425% of the average net assets in excess of $1 billion

International SmallCap         0.50% of the first  $500  million  of  the Fund's
Growth Fund                    average  net  assets,  0.45%  of  the  next  $500
                               million of average net assets, and 0.425% of the average net assets in excess of $1 billion

International Core             0.50% of the first  $500  million  of  the Fund's
Growth Fund                    average  net  assets,  0.45%  of  the  next  $500
                               million of average net assets, and 0.425% of the average net assets in excess of $1 billion

The Portfolio Management Agreement will remain in effect for two years after it becomes effective, and thereafter will automatically continue for successive annual periods as long as such continuance is specifically approved at least annually by (a) the Board of Trustees or (b) the vote of a "majority" (as defined in the 1940 Act) of a Fund's outstanding shares voting as a single class; provided, that in either event the continuance is also approved by at least a majority of the Board of Trustees who are not "interested persons" (as defined in the 1940 Act) of the Investment Manager or the Portfolio Manager by vote cast in person at a meeting called for the purpose of voting on such approval.

The Portfolio Management Agreement is terminable without penalty with not less than 60 days notice by the Board of Trustees or by a vote of the holders of a majority of the relevant Fund's outstanding shares voting as a single class, or upon not less than 60 days notice by the Investment Manager. The Portfolio Management Agreement will terminate automatically in the event of its "assignment" (as defined in the 1940 Act).

INVESTMENT ADVISER OF PRIMARY INSTITUTIONAL FUND. The Money Market Fund invests substantially all of its assets in Primary Institutional Fund. The Primary Institutional Fund is managed by Reserve Management Company, Inc. ("RMCI"). RMCI currently manages assets in excess of $5 billion and has over 27 years of investment experience. The Investment Management Agreement for Primary Institutional Fund provides that RMCI shall not be liable for any act or omission in connection with the matters to which the Agreement relates, except a loss resulting from the willful misfeasance, bad faith or gross negligence on the part of RMCI or from reckless disregard by it of its duties and obligations thereunder. RMCI may make such advertising and promotional expenditures, using its own resources, as it from time to time deems appropriate.

Under the terms of the Investment Management Agreement for the Primary Institutional Fund, the Primary Institutional Fund pays RMCI a comprehensive management fee calculated on an annual basis at 0.25% of its average daily net assets. RMCI provides continuous investment advisory and management services to the Primary Institutional Fund and pays all employee and ordinary operating costs of the Primary Institutional Fund. Excluded from the definition of ordinary operating costs are interest, taxes, brokerage fees, extraordinary legal and accounting fees and expenses, and the fees of the disinterested trustees.

ADMINISTRATION. Prior to May 24, 1999, the Trust had an Administration Agreement with Investment Company Administration ("ICA"), 4455 East Camelback Road, Suite 261-E, Phoenix, Arizona 85018. Pursuant to an Administration Agreement with the Trust, ICA was responsible for performing all administrative services required for the daily business operations of the Trust, subject to the supervision of the Board of Trustees of the Trust. For the fiscal years ended March 31, 1999 and 1998, ICA received aggregate compensation of $1,059,155 and $848,799, respectively, for all of the series of the Trust.

Also, prior to May 24, 1999, the Trust had an Administrative Services Agreement with NACM under which NACM was responsible for providing all administrative services which are not provided by ICA or by the Trust's Distributor, transfer agents, accounting agents, independent accountants and legal counsel. For the fiscal years ended March 31, 1999 and 1998, NACM received aggregate compensation of $1,603,130 and $1,972,037, respectively, for all of the series of the Trust pursuant to the Administrative Services Agreement.

DISTRIBUTOR. Shares of each Fund are distributed by Pilgrim Securities, Inc. ("Pilgrim Securities" or the "Distributor") pursuant to a Distribution Agreement between the Trust and the Distributor. The Distribution Agreement requires the Distributor to use its best efforts on a continuing basis to solicit purchases of shares of the Funds. The Trust and the Distributor have agreed to indemnify each other against certain liabilities. At the discretion of the Distributor, all sales charges may at times be reallowed to an authorized dealer ("Authorized Dealer"). If 90% or more of the sales commission is reallowed, such Authorized Dealer may be deemed to be an "underwriter" as that term is defined under the Securities Act of 1933, as amended. Each Distribution Agreement will remain in effect for two years and from year to year thereafter only if its continuance is approved annually by a majority of the Board of Trustees who are not parties to such agreement or "interested persons" of any such party and must be approved either by votes of a majority of the Trustees or a majority of the outstanding voting securities of the Trust. See the Prospectus for information on how to purchase and sell shares of the Funds, and the charges and expenses associated with an investment. The sales charge retained by the Distributor and the commissions reallowed to selling dealers are not an expense of the Funds and have no effect on the net asset value of the Funds. The Distributor, like the Investment Manager, is a wholly-owned subsidiary of Pilgrim Group, Inc., which is a wholly-owned subsidiary of Pilgrim America Capital Corporation.

Prior to May 24, 1999, the distributor of the Funds was Nicholas-Applegate Securities ("NAS"). The aggregate commissions received by NAS in connection with sales of shares in the Funds (other than the Money Market Fund which is a new fund) for the fiscal years ended March 31, 1999, 1998 and 1997 were $1,291,255, $909,296 and $500,337, respectively.


RULE 12B-1 PLANS. The Trust has a distribution plan pursuant to Rule 12b-1 under the 1940 Act applicable to each class of shares offered by each Fund ("Rule 12b-1 Plans"). The Funds intend to operate the Rule 12b-1 Plans in accordance with their terms and the National Association of Securities Dealers, Inc. rules concerning sales charges. Under the Rule 12b-1 Plans, the Distributor may be entitled to payment each month in connection with the offering, sale, and shareholder servicing of Class A, Class B, Class C and Class Q shares in amounts not to exceed the following: with respect to Class A shares at an annual rate of up to 0.35% of the average daily net assets of the Class A shares of a Fund; with respect to Class B shares at an annual rate of up to 1.00% (0.75% for Strategic Income Fund) of the average daily net assets of the Class B shares of a Fund; with respect to Class C shares at an annual rate of up to 1.00% (0.75% for Strategic Income Fund) of the average daily net assets of the Class C shares of a Fund; and with respect to Class Q shares at an annual rate of up to 0.25% of the average daily net assets of the Class Q shares of a Fund. The Board of Trustees has approved under the Rule 12b-1 Plans payments of the following amounts to the Distributor each month in connection with the offering, sale, and shareholder servicing of each Class of shares as follows: (i) with respect to Class A shares at an annual rate equal to 0.25% of the average daily net assets of the Class A shares of a Fund; (ii) with respect to Class B shares at an annual rate equal to 1.00% of the average daily net assets of the class B shares of a Fund (0.75% for Strategic Income Fund); (iii) with respect to Class C shares at an annual rate of up to 1.00% of the average daily net assets of the Class shares of a Fund (0.75% for Strategic Income Fund); and (iv) with respect to Class Q shares at an annual rate equal to 0.25% of the average daily net assets of the Class Q shares of a Fund.

As applies to the Money Market Fund, under its 12b-1 Plan the Distributor may be entitled to payment for distribution of Class B and C shares of up to 1.00% provided, however, that the distribution fee is reduced by that amount, if any, paid to the Distributor or any affiliate of Distributor from the investment adviser or distributor of any investment company in which the Pilgrim Money Market Fund invests substantially all of its assets. Currently, neither Distributor nor its affiliates receive any such amounts.

These fees may be used to cover the expenses of the Distributor primarily intended to result in the sale of Class A, Class B, Class C and Class Q shares of the Funds, including payments to dealers for selling shares of the Funds and for servicing shareholders of these classes of the Funds. Activities for which these fees may be used include: promotional activities; preparation and distribution of advertising materials and sales literature; expenses of organizing and conducting sales seminars; personnel costs and overhead of the Distributor; printing of prospectuses and statements of additional information (and supplements thereto) and reports for other than existing shareholders; payments to dealers and others that provide shareholder services; interest on accrued distribution expenses; and costs of administering the Rule 12b-1 Plans. No more than 0.75% per annum of a Fund's average net assets (0.50% for Strategic Income Fund) may be used to finance distribution expenses, exclusive of shareholder servicing payments, and no Authorized Dealer may receive shareholder servicing payments in excess of 0.25% per annum of a Fund's average net assets held by the Authorized Dealer's clients or customers.

Under the Rule 12b-1 Plans, ongoing payments will be made on a quarterly basis to Authorized Dealers for both distribution and shareholder servicing at the annual rate of 0.25%, 0.25%, 1.00% (0.75% for Strategic Income Fund), and 0.25% of a Fund's average daily net assets of Class A, Class B, Class C, and Class Q shares, respectively, that are registered in the name of that Authorized Dealer as nominee or held in a shareholder account that designates that Authorized Dealer as the dealer of record. Rights to these ongoing payments begin to accrue in the 13th month following a purchase of Class A, B or C shares and in the 1st month following a purchase of Class Q shares.

The Distributor will receive payment under a Rule 12b-1 Plan without regard to actual distribution expenses it incurs. In the event a Rule 12b-1 Plan is terminated in accordance with its terms, the obligations of a Fund to make payments to the Distributor pursuant to the Rule 12b-1 Plan will cease and the Fund will not be required to make any payments for expenses incurred after the date the Plan terminates.

In addition to providing for the expenses discussed above, the Rule 12b-1 Plans also recognize that the Investment Manager and/or the Distributor may use their resources to pay expenses associated with activities primarily intended to result in the promotion and distribution of the Funds' shares and other funds managed by the Investment Manager. In some instances, additional compensation or promotional incentives may be offered to dealers that have sold or may sell significant amounts of shares during specified periods of time. Such compensation  and  incentives  may  include,  but  are  not  limited  to,  cash, merchandise, trips and financial assistance to dealers in connection with pre-approved conferences or seminars, sales or training programs for invited sales personnel, payment for travel expenses (including meals and lodging) incurred by sales personnel and members of their families, or other invited guests, to various locations for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding one or more of the Funds or other funds managed by the Investment Manager and/or other events sponsored by dealers. In addition, the Distributor may, at its own expense, pay concessions in addition to those described above to dealers that satisfy certain criteria established from time to time by the Distributor. These conditions relate to increasing sales of shares of the Funds over specified periods and to certain other factors. These payments may, depending on the dealer's satisfaction of the required conditions, be periodic and may be up to (1) 0.30% of the value of the Funds' shares sold by the dealer during a particular period, and (2) 0.10% of the value of the Funds' shares held by the dealer's customers for more than one year, calculated on an annual basis.

The Rule 12b-1 Plans have been approved by the Board of Trustees of each Fund, including all of the Trustees who are not interested persons of the Trust as defined in the 1940 Act, and by each Fund's shareholders. Each Rule 12b-1 Plan must be renewed annually by the Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Rule 12b-1 Plan, cast in person at a meeting called for that purpose. It is also required that the selection and nomination of such Trustees be committed to the Trustees who are not interested persons. Each Rule 12b-1 Plan and any distribution or service agreement may be terminated as to a Fund at any time, without any penalty, by such Trustees or by a vote of a majority of the Fund's outstanding shares on 60 days written notice. The Distributor or any dealer or other firm may also terminate their respective distribution or service agreement at any time upon written notice.

In approving each Rule 12b-1 Plan, the Board of Trustees has determined that differing distribution arrangements in connection with the sale of new shares of a Fund is necessary and appropriate in order to meet the needs of different potential investors. Therefore, the Board of Trustees, including those Trustees who are not interested persons of the Trust, concluded that, in the exercise of their reasonable business judgment and in light of their fiduciary duties, there is a reasonable likelihood that the Rule 12b-1 Plans as tailored to each class of each Fund, will benefit such Funds and their respective shareholders.

Each Rule 12b-1 Plan and any distribution or service agreement may not be amended to increase materially the amount spent for distribution expenses as to a Fund without approval by a majority of the Fund's outstanding shares, and all material amendments to a Plan or any distribution or service agreement shall be approved by the Trustees who are not interested persons of the Trust, cast in person at a meeting called for the purpose of voting on any such amendment.

The Distributor is required to report in writing to the Board of Trustees at least quarterly on the monies reimbursed to it under each Rule 12b-1 Plan, as well as to furnish the Board with such other information as may be reasonably be requested in connection with the payments made under the Rule 12b-1 Plan in order to enable the Board to make an informed determination of whether the Rule 12b-1 Plan should be continued.

Prior to May 24, 1999, the Trust had a Distribution Plan with respect to each Class of each Fund (other than the Money Market Fund) and a separate Shareholder Service Plan with respect to each Class of each Fund (other than the Money Market Fund). Under the Distribution Plan, NAS (the Distributor's predecessor) was entitled to payment each month in the following amounts: with respect to Class A shares at an annual rate of up to 0.10% of the average daily net assets of the Class A shares of a Fund; with respect to Class B shares at an annual rate of up to 0.75% of the average daily net assets of the Class B shares of a Fund; and with respect to Class C shares at an annual rate of up to 0.75% of the average daily net assets of the Class C shares of a Fund. The Distribution Plan did not apply to Class Q shares. Under the Distribution Plan, NAS was paid without regard to actual distribution expenses it incurred. The aggregate amounts earned by NAS pursuant to that Distribution Plan for the fiscal year ended March 31, 1999, were as follows:

FUND NAME                                        12b-1 PAYMENTS
---------                                        --------------
International Core Growth Fund                     $  174,064
Worldwide Growth Fund                                 822,399
International SmallCap Growth Fund                    208,084
Emerging Countries Fund                               549,129
LargeCap Growth Fund                                  102,429
MidCap Growth Fund                                  1,526,263
SmallCap Growth Fund                                1,874,462
Convertible Fund                                    1,108,863
Balanced Fund                                         210,891
Strategic Income Fund                                  52,773
High Yield Fund II                                    411,227

Under the Shareholder Service Plan, NAS was entitled to payment each month in the following amounts: with respect to Class A shares at an annual rate of up to 0.25% of the average daily net assets of the Class A shares of a Fund; with respect to Class B shares at an annual rate of up to 0.25% of the average daily net assets of the Class B shares of a Fund; with respect to Class C shares at an annual rate of up to 0.25% of the average daily net assets of the Class C shares of a Fund; and with respect to Class Q shares at an annual rate of up to 0.25% of the average daily net assets of the Class Q shares of a Fund. Under the Shareholder Service Plan, NAS was paid only with respect to expenses actually incurred. If expenses incurred by NAS exceeded the amount of the shareholder service fee in a particular month, the excess amount would be carried forward and recovered in a future period if NAS's actual expenses were less than the shareholder service fee. However, effective May 24, 1999, the Funds were no longer responsible for those excess amounts.

Under  the  Glass-Steagall  Act  and  other  applicable  laws,  certain  banking institutions are prohibited from distributing investment company shares. Accordingly, such banks may only provide certain agency or administrative services to their customers for which they may receive a fee from the Distributor under a Rule 12b-1 Plan. If a bank were prohibited from providing such services, shareholders would be permitted to remain as Fund shareholders and alternate means for continuing the servicing of such shareholders would be sought. In such event, changes in services provided might occur and such shareholders might no longer be able to avail themselves of any automatic investment or other service then being provided by the bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

SHAREHOLDER SERVICING AGENT. Pilgrim Group, Inc. serves as Shareholder Servicing Agent for the Funds. The Shareholder Servicing Agent is responsible for responding to written and telephonic inquiries from shareholders. Each Fund pays the Shareholder Servicing Agent a monthly fee on a per-contact basis, based upon incoming and outgoing telephonic and written correspondence.

OTHER EXPENSES. In addition to the management fee and other fees described previously, each Fund pays other expenses, such as legal, audit, transfer agency and custodian out-of-pocket fees, proxy solicitation costs, and the compensation of Trustees who are not affiliated with the Investment Manager. Most Fund expenses are allocated proportionately among all of the outstanding shares of that Fund. However, the Rule 12b-1 Plan fees for each class of shares are charged proportionately only to the outstanding shares of that class.

                    INVESTMENT OBJECTIVES, POLICIES AND RISKS

The following discussion describes the various investment policies and techniques employed by the Funds, except as otherwise noted. There can be no assurance that any of the Funds will achieve their investment objectives. References to the Money Market Fund include investments by the Primary Fund in which it invests.

TEMPORARY INVESTMENTS

Each Fund (other than the Money Market Fund whose investments are typically short-term) may, from time to time on a temporary basis, invest all of its assets in short-term instruments to maintain liquidity or when the Investment Adviser determines that the market conditions call for a temporary defensive posture. These temporary investments include: notes issued or guaranteed by the U.S. Government, its agencies or instrumentalities; commercial paper rated in the highest two rating categories; certificates of deposit; repurchase agreements and other high grade corporate debt securities.

EQUITY SECURITIES OF GROWTH COMPANIES

Each Fund (other than the Money Market Fund) may invest in equity securities of domestic and foreign companies, the earnings and stock prices of which are expected by the Investment Manager or Portfolio Manager to grow at an above-average rate. Such investments will be diversified over a cross-section of industries and individual companies. For Funds other than the LargeCap Growth Fund, some of these companies will be organizations with market capitalizations of $500 million or less or companies that have limited product lines, markets and financial resources and are dependent upon a limited management group. Examples of possible investments include emerging growth companies employing new technology, cyclical companies, initial public offerings of companies offering high growth potential, or other corporations offering good potential for high growth in market value. The securities of such companies may be subject to more abrupt or erratic market movements than larger, more established companies both because the securities typically are traded in lower volume and because the issuers typically are subject to a greater degree to changes in earnings and prospects.

PREFERRED STOCK

Each Fund (other than the Money Market Fund) may invest in preferred stock. Preferred stock, unlike common stock, offers a stated dividend rate payable from a corporation's earnings. Such preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. Dividends on some preferred stock may be "cumulative," requiring all or a portion of prior unpaid dividends to be paid before dividends are paid on the issuer's common stock. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation, and may be "participating," which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of preferred stocks on the distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

CONVERTIBLE SECURITIES AND WARRANTS

Each Fund (other than the Money Market Fund) may invest in convertible securities and warrants. The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The credit standing of the issuer and other factors may also affect the investment value of a convertible security. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value.

The market value of convertible debt securities tends to vary inversely with the level of interest rates. The value of the security declines as interest rates increase and increases as interest rates decline. Although under normal market conditions longer term debt securities have greater yields than do shorter term debt securities of similar quality, they are subject to greater price fluctuations. A convertible security may be subject to redemption at the option of the issuer at a price established in the instrument governing the convertible security. If a convertible security held by a Fund is called for redemption, the Fund must permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party. Rating requirements do not apply to convertible debt securities purchased by the Funds because the Funds purchase such securities for their equity characteristics.

As a matter of operating policy, no Fund will invest more than 5% of its net assets in warrants. A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund's entire investment therein).

SYNTHETIC CONVERTIBLE SECURITIES

Each Fund (other than the Money Market Fund) may invest in "synthetic" convertible securities, which are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities. For example, a Fund may purchase a non-convertible debt security and a warrant or option, which enables the Fund to have a convertible-like position with respect to a company, group of companies or stock index. Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions. Upon conversion, the Fund generally receives an amount in cash equal to the difference between the conversion price and the then current value of the underlying security. Unlike a true convertible security, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the market value of a synthetic convertible is the sum of the values of its fixed-income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations. A Fund only invests in synthetic convertibles with respect to companies whose corporate debt securities are rated "A" or higher by Moody's or "A" or higher by S&P and will not invest more than 15% of its net assets in such synthetic securities and other illiquid securities.

EURODOLLAR CONVERTIBLE SECURITIES

Each Fund (other than the Money Market Fund) may invest in Eurodollar convertible securities, which are fixed-income securities of a U.S. issuer or a foreign issuer that are issued outside the United States and are convertible into equity securities of the same or a different issuer. Interest and dividends on Eurodollar securities are payable in U.S. dollars outside of the United States. The Funds may invest without limitation in Eurodollar convertible securities that are convertible into foreign equity securities listed, or represented by ADRs listed, on the New York Stock Exchange or the American Stock Exchange or convertible into publicly traded common stock of U.S. companies. The Funds may also invest up to 15% of its total assets invested in convertible securities, taken at market value, in Eurodollar convertible securities that are convertible into foreign equity securities which are not listed, or represented by ADRs listed, on such exchanges.

EURODOLLAR AND YANKEE DOLLAR INSTRUMENTS

Each Fund may invest in Eurodollar and Yankee Dollar instruments. Eurodollar instruments are bonds that pay interest and principal in U.S. dollars held in banks outside the United States, primarily in Europe. Eurodollar instruments are usually issued on behalf of multinational companies and foreign governments by large underwriting groups composed of banks and issuing houses from many countries. Yankee Dollar instruments are U.S. dollar denominated bonds issued in the U.S. by foreign banks and corporations. These investments involve risks that are different from investments in securities issued by U.S. issuers. See "Foreign Investment Considerations."

CORPORATE DEBT SECURITIES

Each Fund (other than the Money Market Fund) may invest in corporate debt securities. Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation (credit risk) and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit-worthiness of the issuer and general market liquidity (market risk). When interest rates decline, the value of the Funds' debt securities can be expected to rise, and when interest rates rise, the value of those securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

Debt obligations that are deemed investment grade carry a rating of at least Baa from Moody's or BBB from Standard and Poor's, or a comparable rating from another rating agency or, if not rated by an agency, are determined by the Investment Adviser to be of comparable quality. Bonds rated Baa or BBB have speculative characteristics and changes in economic circumstances are more likely to lead to a weakened capacity to make interest and principal payments than higher rated bonds.

RISKS OF INVESTING IN DEBT SECURITIES

There are a number of risks generally associated with an investment in debt securities (including convertible securities). Yields on short, intermediate, and long-term securities depend on a variety of factors, including the general condition of the money and bond markets, the size of a particular offering, the maturity of the obligation, and the rating of the issue. Debt securities with longer maturities tend to produce higher yields and are generally subject to potentially greater capital appreciation and depreciation than obligations with short maturities and lower yields.

Securities with ratings below "Baa" and/or "BBB" are commonly referred to as "junk bonds." These bonds are subject to greater market fluctuations and risk of loss of income and principal than higher rated bonds for a variety of reasons, including the following:

SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES. The economy and interest rates affect high yield securities differently from other securities. For example, the prices of high yield bonds have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic changes or individual corporate developments. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaults, a Fund may incur additional expenses to seek recovery. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high yield bonds and the Funds' asset values.

PAYMENT EXPECTATIONS. High yield bonds present certain risks based on payment expectations. For example, high yield bonds may contain redemption and call provisions. If an issuer exercises these provisions in a declining interest rate market, a Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high yield bond's value will decrease in a rising interest rate market, as will the value of the Fund's assets. If a Fund experiences unexpected net redemptions, it may be forced to sell its high yield bonds without regard to their investment merits, thereby decreasing the asset base upon which the Fund's expenses can be spread and possibly reducing the Fund's rate of return.

LIQUIDITY AND VALUATION. To the extent that there is no established retail secondary market, there may be thin trading of high yield bonds, and this may impact the Investment Manager's or Portfolio Manager's ability to accurately value high yield bonds and the Funds' assets and hinder the Funds' ability to dispose of the bonds. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield bonds, especially in a thinly traded market.

CREDIT RATINGS. Credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. The rating of an issuer is also heavily weighted by past developments and does not necessarily reflect probable future conditions. There is frequently a lag between the time a rating is assigned and the time it is updated. Also, since credit rating agencies may fail to timely change the credit ratings to reflect subsequent events, the Investment Manager or Portfolio Manager must monitor the issuers of high yield bonds in the Funds' portfolios to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments, and to assure the bonds' liquidity so the Funds can meet redemption requests.

SHORT-TERM INVESTMENTS

Each Fund may invest in any of the following securities and instruments:

BANK CERTIFICATES OF DEPOSIT, BANKERS' ACCEPTANCES AND TIME DEPOSITS. The Funds may acquire certificates of deposit, bankers' acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers' acceptances acquired by the Funds will be dollar-denominated obligations of domestic or foreign banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S.
Government. The Primary Institutional Fund, in which the Money Market Fund invests substantially all of its assets, requires that the foreign banks whose obligations it acquires have capital, surplus and undivided profits of $25 billion.

A Fund holding instruments of foreign banks or financial institutions may be subject to additional investment risks that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers. See "Foreign Investments" below. Domestic banks and foreign banks are subject to different governmental regulations with respect to the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry.
Federal and state laws and regulations require domestic banks to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower, and subject to other regulations designed to promote financial soundness. However, such laws and regulations do not necessarily apply to foreign bank obligations that a Fund may acquire.

In addition to purchasing certificates of deposit and bankers' acceptances, to the extent permitted under their respective investment objectives and policies stated above and in their Prospectuses, the Funds may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

SAVINGS ASSOCIATION OBLIGATIONS. The Funds may invest in certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. Government.

COMMERCIAL PAPER, SHORT-TERM NOTES AND OTHER CORPORATE OBLIGATIONS. The Funds may invest a portion of their assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Commercial paper and short-term notes will consist of issues rated at the time of purchase "A-2" or higher (A-1 for the Primary Institutional Fund in which the Money Market Fund invests substantially all of its assets) by S&P, "Prime-l" or "Prime-2" by Moody's (Prime-1 for the Primary Institutional Fund in which the Money Market Fund invests substantially all of its assets), or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Investment Manager or Portfolio Manager to be of comparable quality. These rating symbols are described in Appendix A.

Corporate obligations include bonds and notes issued by corporations to finance longer-term credit needs than supported by commercial paper. While such obligations generally have maturities of ten years or more, the Funds (other than Money Market Fund) may purchase corporate obligations which have remaining maturities of one year or less from the date of purchase and which are rated "AA" or higher by S&P or "Aa" or higher by Moody's.

GOVERNMENT OBLIGATIONS

Each Fund may make short-term investments in U.S. Government obligations. Such obligations include Treasury bills, certificates of indebtedness, notes and bonds, and issues of such entities as the Government National Mortgage Association ("GNMA"), Export-Import Bank of the United States, Tennessee Valley Authority, Resolution Funding Corporation, Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation, and the Student Loan Marketing Association. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.

Each Fund (other than the Money Market Fund) may invest in sovereign debt obligations of foreign countries. A number of factors affect a sovereign debtor's willingness or ability to repay principal and interest in a timely manner, including its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward principal international lenders and the political constraints to which it may be subject. Emerging market governments could default on their sovereign debt. Such sovereign debtors also may be dependent on expected disbursements from foreign governments, multilateral agencies and other entities abroad to reduce principal and interest arrearages on their debt. The commitments on the part of these governments, agencies and others to make such disbursements may be conditioned on a sovereign debtor's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to meet such conditions could result in the cancellation of such third parties' commitments to lend funds to the sovereign debtor, which may further impair such debtor's ability or willingness to service its debt in a timely manner.

MUNICIPAL SECURITIES

Each Fund (other than the Money Market Fund) may invest in debt obligations issued by state and local governments, territories and possessions of the U.S., regional government authorities, and their agencies and instrumentalities ("municipal securities"). Municipal securities include both notes (which have maturities of less than one year) and bonds (which have maturities of one year or more) that bear fixed or variable rates of interest.

In general, "municipal securities" debt obligations are issued to obtain funds for a variety of public purposes, such as the construction, repair, or improvement of public facilities including airports, bridges, housing, hospitals, mass transportation, schools, streets, water and sewer works. Municipal securities may be issued to refinance outstanding obligations as well as to raise funds for general operating expenses and lending to other public institutions and facilities.

The two principal classifications of municipal securities are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest. Characteristics and methods of enforcement of general obligation bonds vary according to the law applicable to a particular issuer, and the taxes that can be levied for the payment of debt service may be limited or unlimited as to rates or amounts of special assessments. Revenue securities are payable only from the revenues derived from a particular facility, a class of facilities or, in some cases, from the proceeds of a special excise tax. Revenue bonds are issued to finance a wide variety of capital projects including: electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Although the principal security behind these bonds may vary, many provide additional security in the form of a debt service reserve fund the assets of which may be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and collateralized mortgages, and the net revenues from housing or other public projects. Some authorities are provided further security in the form of a state's assistance (although without obligation) to make up deficiencies in the debt service reserve fund.

The Funds may purchase insured municipal debt in which scheduled payments of interest and principal are guaranteed by a private, non-governmental or governmental insurance company. The insurance does not guarantee the market value of the municipal debt or the value of the shares of the Fund.

Securities of issuers of municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Bankruptcy Reform Act of 1978. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. Furthermore, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal obligations may be materially affected.

MORAL OBLIGATION SECURITIES. Municipal securities may include "moral obligation" securities which are usually issued by special purpose public authorities. If the issuer of moral obligation bonds cannot fulfill its financial responsibilities from current revenues, it may draw upon a reserve fund, the restoration of which is moral commitment but not a legal obligation of the state or municipality which created the issuer.

INDUSTRIAL DEVELOPMENT AND POLLUTION CONTROL BONDS. The Funds (other than the Money Market Fund) may invest in tax-exempt industrial development bonds and pollution control bonds which, in most cases, are revenue bonds and generally are not payable from the unrestricted revenues of an issuer. They are issued by or on behalf of public authorities to raise money to finance privately operated facilities for business, manufacturing, housing, sport complexes, and pollution control. Consequently, the credit quality of these securities is dependent upon the ability of the user of the facilities financed by the bonds and any guarantor to meet its financial obligations.

MUNICIPAL LEASE OBLIGATIONS. The Funds (other than the Money Market Fund) may invest in lease obligations or installment purchase contract obligations of municipal authorities or entities ("municipal lease obligations"). Although lease obligations do not constitute general obligations of the municipality for which its taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payment due under the lease obligation. A Fund may also purchase "certificates of participation," which are securities issued by a particular municipality or municipal authority to evidence a proportionate interest in base rental or lease payments relating to a specific project to be made by the municipality, agency or authority. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in any year unless money is appropriated for such purpose for such year. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of default and foreclosure might prove difficult. In addition, these securities represent a relatively new type of financing, and certain lease obligations may therefore be considered to be illiquid securities.

The Funds will attempt to minimize the special risks inherent in municipal lease obligations and certificates of participation by purchasing only lease obligations which meet the following criteria: (1) rated A or better by at least one nationally recognized securities rating organization; (2) secured by payments from a governmental lessee which has actively traded debt obligations;
(3) determined by the Investment Manager or Portfolio Manager to be critical to the lessee's ability to deliver essential services; and (4) contain legal features which the Investment Manager or Portfolio Manager deems appropriate, such as covenants to make lease payments without the right of offset or counterclaim, requirements for insurance policies, and adequate debt service reserve funds.

SHORT-TERM OBLIGATIONS. The Funds (other than the Money Market Fund) may invest in short-term municipal obligations. These securities include the following:

TAX ANTICIPATION NOTES are used to finance working capital needs of municipalities and are issued in anticipation of various seasonal tax revenues, to be payable from these specific future taxes. They are usually general obligations of the issuer, secured by the taxing power of the municipality for the payment of principal and interest when due.

REVENUE ANTICIPATION NOTES are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under the Federal Revenue Sharing Program. They also are usually general obligations of the issuer.

BOND ANTICIPATION NOTES normally are issued to provide interim financing until long-term financing can be arranged. The long-term bonds then provide the money for the repayment of the notes.

CONSTRUCTION LOAN NOTES are sold to provide construction financing for specific projects. After successful completion and acceptance, many projects receive permanent financing through the Federal National Mortgage Association or the Government National Mortgage Association.

SHORT-TERM DISCOUNT NOTES (tax-exempt commercial paper) are short-term (365 days or less) promissory notes issued by municipalities to supplement their cash flow.

ZERO COUPON SECURITIES

The Convertible, Balanced and High Yield II Funds may each invest up to 35% of its net assets in zero coupon securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities. Zero coupon securities may be issued by the U.S. Treasury or by a U.S. Government agency, authority or instrumentality (such as the Student Loan Marketing Association or the Resolution Funding Corporation). Zero coupon securities are sold at a substantial discount from face value and redeemed at face value at their maturity date without interim cash payments of interest and principal. This discount is amortized over the life of the security and such amortization will constitute the income earned on the security for both accounting and tax purposes. Because of these features, such securities may be subject to greater volatility as a result of changes in prevailing interest rates than interest paying investments in which the Funds may invest. Because income on such securities is accrued on a current basis, even though the Funds do not receive the income currently in cash, the Funds may have to sell other portfolio investments to obtain cash needed by the Funds to make income distributions.

VARIABLE AND FLOATING RATE INSTRUMENTS

Each Fund (other than the Money Market Fund) may acquire variable and floating rate instruments. Credit rating agencies frequently do not rate such instruments; however, the Investment Manager or Portfolio Manager will determine what unrated and variable and floating rate instruments are of comparable quality at the time of the purchase to rated instruments eligible for purchase by the Fund. An active secondary market may not exist with respect to particular variable or floating rate instruments purchased by a Fund. The absence of such an active secondary market could make it difficult for the Fund to dispose of the variable or floating rate instrument involved in the event of the issuer of the instrument defaulting on its payment obligation or during periods in which the Fund is not entitled to exercise its demand rights, and the Fund could, for these or other reasons, suffer a loss to the extent of the default. Variable and floating rate instruments may be secured by bank letters of credit.

INDEX AND CURRENCY-LINKED SECURITIES

Each Fund (other than the Money Market Fund) may invest in "index-linked" or "commodity-linked" notes, which are debt securities of companies that call for interest payments and/or payment at maturity in different terms than the typical note where the borrower agrees to make fixed interest payments and to pay a fixed sum at maturity. Principal and/or interest payments on an index-linked note depend on the performance of one or more market indices, such as the S&P 500 Index or a weighted index of commodity futures such as crude oil, gasoline and natural gas. The Funds may also invest in "equity linked" and "currency-linked" debt securities. At maturity, the principal amount of an equity-linked debt security is exchanged for common stock of the issuer or is payable in an amount based on the issuer's common stock price at the time of maturity. Currency-linked debt securities are short-term or intermediate term instruments having a value at maturity, and/or an interest rate, determined by reference to one or more foreign currencies. Payment of principal or periodic interest may be calculated as a multiple of the movement of one currency against another currency, or against an index.

Index and currency-linked securities are derivative instruments which may entail substantial risks. Such instruments may be subject to significant price volatility. The company issuing the instrument may fail to pay the amount due on maturity. The underlying investment or security may not perform as expected by the Investment Manager or Portfolio Manager. Markets, underlying securities and indexes may move in a direction that was not anticipated by the Investment Manager or Portfolio Manager. Performance of the derivatives may be influenced by interest rate and other market changes in the U.S. and abroad. Certain derivative instruments may be illiquid.
See "Illiquid Securities" below.

MORTGAGE-RELATED SECURITIES

Each Fund may invest in mortgage-related securities. Mortgage-related securities are derivative interests in pools of mortgage loans made to U.S. residential home buyers, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. The Funds may also invest in debt securities which are secured with collateral consisting of U.S. mortgage-related securities, and in other types of U.S. mortgage-related securities.

U.S. MORTGAGE PASS-THROUGH SECURITIES. Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs which may be incurred.  Some  mortgage-related  securities (such as securities  issued by the
Government National Mortgage Association) are described as "modified pass-throughs." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

The principal governmental guarantor of U.S. mortgage-related securities is the Government National Mortgage Association ("GNMA"). GNMA is a wholly owned United States Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the United States Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages insured by the Federal Housing Agency or guaranteed by the Veterans Administration.

Government-related guarantors include the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). FNMA is a government-sponsored corporation owned entirely by private stockholders and subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional residential mortgages not insured or guaranteed by any government agency from a list of approved seller/services which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. FHLMC is a government-sponsored corporation created to increase availability of mortgage credit for residential housing and owned entirely by private stockholders. FHLMC issues participation certificates which represent interests in conventional mortgages from FHLMC's national portfolio. Pass-through securities issued by FNMA and participation certificates issued by FHLMC are guaranteed as to timely payment of principal and interest by FNMA and FHLMC, respectively, but are not backed by the full faith and credit of the United States Government.

Although the underlying mortgage loans in a pool may have maturities of up to 30 years, the actual average life of the pool certificates typically will be substantially less because the mortgages will be subject to normal principal amortization and may be prepaid prior to maturity. Prepayment rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the pool certificates. Conversely, when interest rates are rising, the rate of prepayments tends to decrease, thereby lengthening the actual average life of the certificates. Accordingly, it is not possible to predict accurately the average life of a particular pool.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"). A domestic or foreign CMO in which the Funds may invest is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Like a bond, interest is paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, FNMA or equivalent foreign entities.

CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal and interest received from the pool of underlying mortgages, including prepayments, is first returned to the class having the earliest maturity date or highest seniority. Classes that have longer maturity dates and lower seniority will receive principal only after the higher class has been retired. The Primary Fund in which the Money Market Fund invests substantially all of its assets will not invest in CMOs.

FOREIGN MORTGAGE-RELATED SECURITIES. Foreign mortgage-related securities are interests in pools of mortgage loans made to residential home buyers domiciled in a foreign country. These include mortgage loans made by trust and mortgage loan companies, credit unions, chartered banks, and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations (E.G., Canada Mortgage and Housing Corporation and First Australian National Mortgage Acceptance Corporation Limited). The mechanics of these mortgage-related securities are generally the same as those issued in the United States. However, foreign mortgage markets may differ materially from the U.S. mortgage market with respect to matters such as the sizes of loan pools, pre-payment experience, and maturities of loans. The Primary Fund in which the Money Market Fund invests substantially all of its assets will not invest in foreign mortgage-related securities.

ASSET BACKED SECURITIES

The non-mortgage-related asset-backed securities in which certain Funds invest include, but are not limited to, interests in pools of receivables, such as credit card and accounts receivables and motor vehicle and other installment purchase obligations and leases. Interests in these pools are not backed by the U.S. Government and may or may not be secured.

The credit characteristics of asset-backed securities differs in a number of respects from those of traditional debt securities. Asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable to other debt obligations, and there is a possibility that recoveries on repossessed collateral may not be available to support payment on these securities. The Primary Fund in which the Money Market Fund invests substantially all of its assets will not invest in asset-backed securities.

"ROLL" TRANSACTIONS

Each Fund (other than the Money Market Fund) may enter into "roll" transactions, which are the sale of GNMA certificates and other securities together with a commitment to purchase similar, but not identical, securities at a later date from the same party. During the roll period, a Fund forgoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Like when-issued securities or firm commitment agreements, roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is committed to purchase similar securities. Additionally, in the event the buyer of securities under a roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds of the transactions may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities.

A Fund will engage in roll transactions for the purpose of acquiring securities for its portfolio consistent with its investment objective and policies and not for investment leverage. Nonetheless, roll transactions are speculative techniques and are considered to be the economic equivalent of borrowings by the Fund. To avoid leverage, the Fund will establish a segregated account with its Custodian in which it will maintain liquid assets in an amount sufficient to meet its payment obligations with respect to these transactions. A Fund will not enter into roll transactions if, as a result, more than 15% of the Fund's net assets would be segregated to cover such contracts.

FOREIGN INVESTMENTS

Each Fund (except the Money Market Fund) may invest in securities of foreign issuers that are not publicly traded in the United States. Each Fund (except for the Money Market Fund) may also invest in depository receipts. The United States Government from time to time has imposed restrictions, through taxation or otherwise, on foreign investments by U.S. entities such as the Funds. If such restrictions should be reinstituted, it might become necessary for such Funds to invest substantially all of their assets in United States securities. In such event, the Board of Trustees of the Trust would consider alternative arrangements, including reevaluation of the Funds' investment objectives and policies, investment of all of the Funds' assets in another investment company with different investment objectives and policies than the Funds, or hiring an investment adviser to manage the Funds' assets. However, a Fund would adopt any revised investment objective and fundamental policies only after approval by the shareholders holding a majority (as defined in the Investment Company Act) of the shares of the Fund.

FOREIGN BANK OBLIGATIONS. Through its investment in the Primary Fund, the Money Market Fund invests in obligations of foreign banks (including their U.S. and foreign branches) which, at the time of investment have more than $25 billion (or the equivalent in other curriencies) and foreign branches of U.S. banks. Obligations of foreign banks (including their U.S. and foreign branches) and foreign branches of U.S. banks involve somewhat different investment risks from those affecting obligations of U.S. banks, including the possibilities that liquidity could be impaired because of future political and economic developments; the obligations may be less marketable than comparable obligations of U.S. banks; a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations; foreign deposits may be seized or nationalized; foreign governmental restrictions (such as foreign exchange controls) may be adopted which might adversely affect the payment of principal and interest on those obligations; and the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks. In addition, the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. In that connection, foreign banks are not subject to examination by any U.S. government agency or instrumentality.


DEPOSITORY RECEIPTS. Each of the Funds (other than the Money Market Fund) may invest in American Depository Receipts ("ADRs"), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuers. ADRs, in registered form, are designed for use in U.S. securities markets. Such depository receipts may be sponsored by the foreign issuer or may be unsponsored. The Funds (other than the Money Market
Fund) may also invest in European and Global Depository Receipts ("EDRs" and "GDRs"), which, in bearer form, are designed for use in European securities markets, and in other instruments representing securities of foreign companies. Such depository receipts may be sponsored by the foreign issuer or may be unsponsored. Unsponsored depository receipts are organized independently and without the cooperation of the foreign issuer of the underlying securities; as a result, available information regarding the issuer may not be as current as for sponsored depository receipts, and the prices of unsponsored depository receipts may be more volatile than if they were sponsored by the issuer of the underlying securities. ADRs may be listed on a national securities exchange or may trade in the over-the-counter market. ADR prices are denominated in United States dollars; the underlying security may be denominated in a foreign currency, although the underlying security may be subject to foreign government taxes which would reduce the yield on such securities.

SOVEREIGN DEBT SECURITIES. Certain Funds (other than Money Market Fund) may invest in sovereign debt securities issued by governments of foreign countries. The sovereign debt in which the Funds may invest may be rated below investment grade. These securities usually offer higher yields than higher rated securities but are also subject to greater risk than higher rated securities.

BRADY BONDS. Brady bonds represent a type of sovereign debt. These obligations were created under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady, in which foreign entities issued these obligations in exchange for their existing commercial bank loans. Brady Bonds have been issued by Argentina, Brazil, Costa Rica, the Dominican Republic, Mexico, the Philippines, Uruguay and Venezuela, and may be issued by other emerging countries.

FOREIGN CURRENCY TRANSACTIONS. Each Fund (other than the Money Market Fund) investing in foreign securities may enter in to foreign currency transactions either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts in order to have the necessary currencies to settle transactions. Each such Fund may also enter into foreign currency transactions to protect Fund assets against adverse changes in foreign currency exchange rates. Such efforts could limit potential gains that might result from a relative increase in the value of such currencies, and might, in certain cases, result in losses to a Fund.

RISKS OF INVESTING IN FOREIGN SECURITIES. Investments in foreign securities involve certain inherent risks, including the following:

MARKET CHARACTERISTICS. Settlement practices for transactions in foreign markets may differ from those in United States markets, and may include delays beyond periods customary in the United States. Foreign security trading practices, including those involving securities settlement where Fund assets may be released prior to receipt of payment or securities, may expose the Funds to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer.

Transactions in options on securities, futures contracts, futures options and currency contracts may not be regulated as effectively on foreign exchanges as similar transactions in the United States, and may not involve clearing mechanisms and related guarantees. The value of such positions also could be adversely affected by the imposition of different exercise terms and procedures and margin requirements than in the United States. The value of a Fund's positions may also be adversely impacted by delays in its ability to act upon economic events occurring in foreign markets during non-business hours in the United States.

LEGAL AND REGULATORY MATTERS. In addition to nationalization, foreign governments may take other actions that could have a significant effect on market prices of securities and payment of interest, including restrictions on foreign investment, expropriation of goods and imposition of taxes, currency restrictions and exchange control regulations.

TAXES. The interest payable on certain of the Funds' foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the Funds' shareholders. A shareholder otherwise subject to United States federal income taxes may, subject to certain limitations, be entitled to claim a credit or deduction of U.S. federal income tax purposes for his proportionate share of such foreign taxes paid by the Funds.

COSTS. The expense ratios of the Funds are likely to be higher than those of investment companies investing in domestic securities, since the cost of maintaining the custody of foreign securities is higher.

In considering whether to invest in the securities of a foreign company, the Investment Manager or Portfolio Manager considers such factors as the characteristics of the particular company, differences between economic trends and the performance of securities markets within the U.S. and those within other countries, and also factors relating to the general economic, governmental and social conditions of the country or countries where the company is located. The extent to which a Fund will be invested in foreign companies and countries and depository receipts will fluctuate from time to time within the limitations described in the Prospectus, depending on the Investment Manager's or Portfolio Manager's assessment of prevailing market, economic and other conditions.

SECURITIES SWAPS

Each Fund (other than the Money Market Fund) may enter into securities swaps, a technique primarily used to indirectly participate in the securities market of a country from which a Fund would otherwise be precluded for lack of an established securities custody and safekeeping system. The Fund deposits an amount of cash with its custodian (or the broker, if legally permitted) in an amount equal to the selling price of the underlying security. Thereafter, the Fund pays or receives cash from the broker equal to the change in the value of the underlying security.

OPTIONS ON SECURITIES AND SECURITIES INDICES

PURCHASING PUT AND CALL OPTIONS. Each Fund (other than the Money Market Fund) is authorized to purchase put and call options with respect to securities which are otherwise eligible for purchase by the Fund and with respect to various stock indices subject to certain restrictions. Put and call options are derivative securities traded on United States and foreign exchanges, including the American Stock Exchange, Chicago Board Options Exchange, Philadelphia Stock Exchange, Pacific Stock Exchange and New York Stock Exchange. Except as indicated in "Non-Hedging Strategic Transactions," the Funds will engage in trading of such derivative securities exclusively for hedging purposes.

If a Fund purchases a put option, the Fund acquires the right to sell the underlying security at a specified price at any time during the term of the option (for "American-style" options) or on the option expiration date (for "European-style" options). Purchasing put options may be used as a portfolio investment strategy when the Investment Manager or Portfolio Manager perceives significant short-term risk but substantial long-term appreciation for the underlying security. The put option acts as an insurance policy, as it protects against significant downward price movement while it allows full participation in any upward movement. If the Fund holds a stock which the Investment Manager or Portfolio Manager believes has strong fundamentals, but for some reason may be weak in the near term, the Fund may purchase a put option on such security, thereby giving itself the right to sell such security at a certain strike price throughout the term of the option. Consequently, the Fund will exercise the put only if the price of such security falls below the strike price of the put. The difference between the put's strike price and the market price of the underlying security on the date the Fund exercises the put, less transaction costs, is the amount by which the Fund hedges against a decline in the underlying security. If during the period of the option the market price for the underlying security remains at or above the put's strike price, the put will expire worthless, representing a loss of the price the Fund paid for the put, plus transaction costs. If the price of the underlying security increases, the premium paid for the put option less any amount for which the put may be sold reduces the profit the Fund realizes on the sale of the securities.

If a Fund purchases a call option, it acquires the right to purchase the underlying security at a specified price at any time during the term of the option. The purchase of a call option is a type of insurance policy to hedge against losses that could occur if the Fund has a short position in the underlying security and the security thereafter increases in price. The Fund will exercise a call option only if the price of the underlying security is above the strike price at the time of exercise. If during the option period the market price for the underlying security remains at or below the strike price of the call option, the option will expire worthless, representing a loss of the price paid for the option, plus transaction costs. If a Fund purchases the call option to hedge a short position in the underlying security and the price of the underlying security thereafter falls, the premium paid for the call option less any amount for which such option may be sold reduces the profit the Fund realizes on the cover of the short position in the security.

Prior to exercise or expiration, an option may be sold when it has remaining value by a purchaser through a "closing sale transaction," which is accomplished by selling an option of the same series as the option previously purchased. The Funds generally will purchase only those options for which the Investment Manager or Portfolio Manager believes there is an active secondary market to facilitate closing transactions.

WRITING CALL OPTIONS. Each Fund (other than the Money Market Fund) may write covered call options. A call option is "covered" if a Fund owns the security underlying the call or has an absolute right to acquire the security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount as are held in a segregated account by the Custodian). The writer of a call option receives a premium and gives the purchaser the right to buy the security underlying the option at the exercise price. The writer has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price during the option period. If the writer of an exchange-traded option wishes to terminate his obligation, he may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. A writer may not effect a closing purchase transaction after it has been notified of the exercise of an option.

Effecting a closing transaction in the case of a written call option will permit a Fund to write another call option on the underlying security with either a different exercise price, expiration date or both. Also, effecting a closing transaction allows the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other investments of the Fund. If the Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

A Fund realizes a gain from a closing transaction if the cost of the closing transaction is less than the premium received from writing the option or if the proceeds from the closing transaction are more than the premium paid to purchase the option. A Fund realizes a loss from a closing transaction if the cost of the closing transaction is more than the premium received from writing the option or if the proceeds from the closing transaction are less than the premium paid to purchase the option. However, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, appreciation of the underlying security owned by the Fund generally offsets, in whole or in part, any loss to the Fund resulting from the repurchase of a call option.

STOCK INDEX OPTIONS. Each Fund (other than the Money Market Fund) may also purchase put and call options with respect to the S&P 500 and other stock indices. The Funds may purchase such options as a hedge against changes in the values of portfolio securities or securities which it intends to purchase or sell, or to reduce risks inherent in the ongoing management of the Fund.

The distinctive characteristics of options on stock indices create certain risks not found in stock options generally. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Fund will realize a gain or loss on the purchase or sale of an option on an index depends upon movements in the level of stock prices in the stock market generally rather than movements in the price of a particular stock. Accordingly, successful use by a Fund of options on a stock index depends on the Investment Manager's or Portfolio Manager's ability to predict correctly movements in the direction of the stock market generally. This requires different skills and techniques than predicting changes in the price of individual stocks.

Index prices may be distorted if circumstances disrupt trading of certain stocks included in the index, such as if trading were halted in a substantial number of stocks included in the index. If this happens, the Fund could not be able to close out options which it had purchased, and if restrictions on exercise were imposed, the Fund might be unable to exercise an option it holds, which could result in substantial losses to the Fund. The Funds purchase put or call options only with respect to an index which the Investment Manager or Portfolio Manager believes includes a sufficient number of stocks to minimize the likelihood of a trading halt in the index.

RISKS OF INVESTING IN OPTIONS. There are several risks associated with transactions in options on securities and indices. Options may be more volatile than the underlying instruments and, therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. There are also significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective. In addition, a liquid secondary market for particular options may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of option of underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or clearing corporation may not at all times be adequate to handle current trading volume; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. The extent to which a Fund may enter into options transactions may be limited by the Internal Revenue Code requirements for qualification of the Fund as a regulated investment company. See "Dividends, Distributions and Taxes."

In addition, foreign option exchanges do not afford to participants many of the protections available in United States option exchanges. For example, there may be no daily price fluctuation limits in such exchanges or markets, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, a Fund as an option writer could lose amounts substantially in excess of its initial investment, due to the margin and collateral requirements typically associated with such option writing. See "Dealer Options" below.

LIMITS ON USE OF OPTIONS. A Fund may not purchase or sell options if more than 25% of its net assets would be hedged. The Funds may write covered call options and secured put options to seek to generate income or lock in gains on up to 25% of their net assets.

DEALER OPTIONS. Each Fund (other than the Money Market Fund) may engage in transactions involving dealer options as well as exchange-traded options. Certain risks are specific to dealer options. While the Funds might look to a clearing corporation to exercise exchange-traded options, if a Fund purchases a dealer option it must rely on the selling dealer to perform if the Fund exercises the option. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as loss of the expected benefit of the transaction.

Exchange-traded options generally have a continuous liquid market while dealer options may not. Consequently, a Fund can realize the value of a dealer option it has purchased only by exercising or reselling the option to the issuing dealer. Similarly, when a Fund writes a dealer option, the Fund can close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer. While the Fund seeks to enter into dealer options only with dealers who will agree to and can enter into closing transactions with the Fund, no assurance exists that the Fund will at any time be able to liquidate a dealer option at a favorable price at any time prior to expiration. Unless the Fund, as a covered dealer call option writer, can effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the other party, the Fund may be unable to liquidate a dealer option. With respect to options written by the Fund, the inability to enter into a closing transaction may result in material losses to the Fund. For example, because a Fund must maintain a secured position with respect to any call option on a security it writes, the Fund may not sell the assets which it has segregated to secure the position while it is obligated under the option. This requirement may impair the Fund's ability to sell portfolio securities at a time when such sale might be advantageous.

The Staff of the Securities and Exchange Commission (the "Commission") takes the position that purchased dealer options are illiquid securities. A Fund may treat the cover used for written dealer options as liquid if the dealer agrees that the Fund may repurchase the dealer option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the dealer option would be considered illiquid only to the extent the maximum purchase price under the formula exceeds the intrinsic value of the option. With that exception, however, the Fund will treat dealer options as subject to the Fund's limitation on illiquid securities. If the Commission changes its position on the liquidity of dealer options, the Fund will change its treatment of such instruments accordingly.

FOREIGN CURRENCY OPTIONS

Each Fund (other than the Money Market Fund) may buy or sell put and call options on foreign currencies. A put or call option on a foreign currency gives the purchaser of the option the right to sell or purchase a foreign currency at the exercise price until the option expires. The Funds use foreign currency options separately or in combination to control currency volatility. Among the strategies employed to control currency volatility is an option collar. An option collar involves the purchase of a put option and the simultaneous sale of call option on the same currency with the same expiration date but with different exercise (or "strike") prices. Generally, the put option will have an out-of-the-money strike price, while the call option will have either an at-the-money strike price or an in-the-money strike price. Foreign currency options are derivative securities. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the Funds to reduce foreign currency risk using such options.

As with other kinds of option transactions, writing options on foreign currency constitutes only a partial hedge, up to the amount of the premium received. The Funds could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to a Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs.

FORWARD CURRENCY CONTRACTS

Each Fund (other than the Money Market Fund) may enter into forward currency contracts in anticipation of changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fix number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. For example, a Fund might purchase a particular currency or enter into a forward currency contract to preserve the U.S. dollar price of securities it intends to or has contracted to purchase. Alternatively, it might sell a particular currency on either a spot or forward basis to hedge against an anticipated decline in the dollar value of securities it intends to or has contracted to sell. Although this strategy could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain from an increase in the value of the currency.

FUTURES CONTRACTS AND RELATED OPTIONS

Each of the Funds (other than the Money Market Fund) may invest in futures contracts and in options on futures contracts as a hedge against changes in market conditions or interest rates. As a general rule, no Fund will purchase or sell futures if, immediately thereafter, more than 25% of its net assets would be hedged.

The Funds trade in such derivative securities for bona fide hedging purposes and otherwise in accordance with the rules of the Commodity Futures Trading Commission ("CFTC"). Each such Fund segregates liquid assets in a separate account with its Custodian when required to do so by CFTC guidelines in order to cover its obligation in connection with futures and options transactions.

A Fund does not pay or receive funds upon the purchase or sale of a futures contract. When it enters into a domestic futures contract, the Fund deposits in a segregated account with its Custodian liquid assets equal to approximately 5% of the contract amount. This amount is known as initial margin. The margin requirements for foreign futures contracts may be different.

The nature of initial margin in futures transactions differs from that of margin in securities transactions. Futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming it satisfies all contractual obligations. Subsequent payments (called variation margin) to and from the broker will be made on a daily basis as the price of the underlying stock index fluctuates, to reflect movements in the price of the contract making the long and short positions in the futures contract more or less valuable. For example, when a Fund purchases a stock index futures contract and the price of the underlying stock index rises, that position will have increased in value and the Fund will receive from the broker a variation margin payment equal to that increase in value. Conversely, when a Fund purchases a stock index futures contract and the price of the underlying stock index declines, the position will be less valuable requiring the Fund to make a variation margin payment to the broker.

At any time prior to expiration of a futures contract, a Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is made on closing the position. The Fund either pays or receives cash, thus realizing a loss or a gain.

STOCK INDEX FUTURES CONTRACTS. Each Fund (other than the Money Market Fund) may invest in futures contracts on stock indices. A stock index futures contracts is a bilateral agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of the last trading day of the contract and the price at which the contract is originally struck. No physical delivery of the underlying stocks in the index is made. Currently, stock index futures contracts can be purchased or sold with respect to the S&P 500 Stock Price Index on the Chicago Mercantile Exchange, the Major Market Index on the Chicago Board of Trade, the New York Stock Exchange Composite Index on the New York Futures Exchange and the Value Line Stock Index on the Kansas City Board of Trade. Foreign financial and stock index futures are traded on foreign exchanges including the London International Financial Futures Exchange, the Singapore International Monetary Exchange, the Sydney Futures Exchange Limited and the Tokyo Stock Exchange.

INTEREST RATE OR FINANCIAL FUTURES CONTRACTS. Each Fund (other than the Money Market Fund) may invest in interest rate or financial futures contracts. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have generally tended to move in the aggregate in concert with cash market prices, and the prices have maintained fairly predictable relationships.

The sale of an interest rate or financial futures sale by a Fund obligates the Fund, as seller, to deliver the specific type of financial instrument called for in the contract at a specific future time for a specified price. A futures contract purchased by a Fund obligates the Fund, as purchaser, to take delivery of the specific type of financial instrument at a specific future time at a specific price. The specific securities delivered or taken, respectively, at settlement date, would not be determined until at or near that date. The determination would be in accordance with the rules of the exchange on which the futures contract sale or purchase was made.

Although interest rate or financial futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without delivery of securities. A Fund closes out a futures contract sale by entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and the same delivery date. If the price in the sale exceeds the price in the offsetting purchase, the Fund receives the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Fund pays the difference and realizes a loss. Similarly, the Fund closes out a futures contract purchase by entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the purchase price exceeds the offsetting sale price, the Fund realizes a loss.

The Funds deal only in standardized contracts on recognized exchanges. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership. Domestic interest rate futures contracts are traded in an auction environment on the floors of several exchanges - principally, the Chicago Board of Trade and the Chicago Mercantile Exchange. A public market now exists in domestic futures contracts covering various financial instruments including long-term United States Treasury bonds and notes; Government National Mortgage Association (GNMA) modified pass-through mortgage-backed securities; three-month United States Treasury bills; and 90-day commercial paper. A Fund may trade in any futures contract for which there exists a public market, including, without limitation, the foregoing instruments. International interest rate futures contracts are traded on the London International Financial Futures Exchange, the Singapore International Monetary Exchange, the Sydney Futures Exchange Limited and the Tokyo Stock Exchange.

FOREIGN CURRENCY FUTURES CONTRACTS. Each Fund (other than the Money Market Fund) may use foreign currency future contracts for hedging purposes. A foreign currency futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a foreign currency at a specified price and time. A public market exists in futures contracts covering several foreign currencies, including the Australian dollar, the Canadian dollar, the British pound, the German mark, the Japanese yen, the Swiss franc, and certain multinational currencies such as the European Currency Unit ("ECU"). Other foreign currency futures contracts are likely to be developed and traded in the future. The Funds will only enter into futures contracts and futures options which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system.

RISKS OF TRANSACTIONS IN FUTURES CONTRACTS. There are several risks related to the use of futures as a hedging device. One risk arises because of the imperfect correlation between movements in the price of the futures contract and movements in the price of the securities which are the subject of the hedge. The price of the future may move more or less than the price of the securities being hedged. If the price of the future moves less than the price of the securities which are the subject of the hedge, the hedge will not be fully effective, but if the price of the securities being hedged has moved in an unfavorable direction, a Fund would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the future. If the price of the future moves more than the price of the hedged securities, the Fund will experience either a loss or a gain on the future which will not be completely offset by movements in the price of the securities which are subject to the hedge.

To compensate for the imperfect correlation of movements in the price of securities being hedged and movements in the price of the futures contract, a Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of securities being hedged if the historical volatility of the prices of such securities has been greater than the historical volatility over such time period of the future. Conversely, the Fund may buy or sell fewer futures contracts if the historical volatility of the price of the securities being hedged is less than the historical volatility of the futures contract being used. It is possible that, when the Fund has sold futures to hedge its portfolio against a decline in the market, the market may advance while the value of securities held in the Fund's portfolio may decline. If this occurs, the Fund will lose money on the future and also experience a decline in value in its portfolio securities. However, the Investment Manager or Portfolio Manager believes that over time the value of a diversified portfolio will tend to move in the same direction as the market indices upon which the futures are based.

When futures are purchased to hedge against a possible increase in the price of securities before a Fund is able to invest its cash (or cash equivalents) in securities (or options) in an orderly fashion, it is possible that the market may decline instead. If the Fund then decides not to invest in securities or options at that time because of concern as to possible further market decline or for other reasons, it will realize a loss on the futures contract that is not offset by a reduction in the price of securities purchased.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and the securities being hedged, the price of futures may not correlate perfectly with movement in the stock index or cash market due to certain market distortions. All participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the index or cash market and futures markets. In addition, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. As a result of price distortions in the futures market and the imperfect correlation between movements in the cash market and the price of securities and movements in the price of futures, a correct forecast of general trends by the Investment Manager or Portfolio Manager may still not result in a successful hedging transaction over a very short time frame.

Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Funds intend to purchase or sell futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position, and in the event of adverse price movements, the Funds would continue to be required to make daily cash payments of variation margin. When futures contracts have been used to hedge portfolio securities, such securities will not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.

Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Successful use of futures by a Fund depends on the Investment Manager's or Portfolio Manager's ability to predict correctly movements in the direction of the market. For example, if the Fund hedges against the possibility of a decline in the market adversely affecting stocks held in its portfolio and stock prices increase instead, the Fund will lose part or all of the benefit of the increased value of the stocks which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

In the event of the bankruptcy of a broker through which a Fund engages in transactions in futures contracts or options, the Fund could experience delays and losses in liquidating open positions purchased or sold through the broker, and incur a loss of all or part of its margin deposits with the broker.

OPTIONS ON FUTURES CONTRACTS. The Funds (other than the Money Market Fund) may purchase options on the futures contracts they can purchase or sell, as described above. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder or writer of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss. There is no guarantee that such closing transactions can be effected.

Investments in futures options involve some of the same considerations as investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options are more volatile than the market prices on the underlying futures contracts. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to the Funds because the maximum amount at risk is limited to the premium paid for the options (plus transaction costs).

RESTRICTIONS ON THE USE OF FUTURES CONTRACTS AND RELATED OPTIONS. Except as described below under "Non-Hedging Strategic Transactions," a Fund will not engage in transactions in futures contracts or related options for speculation, but only as a hedge against changes resulting from market conditions in the values of securities held in the Fund's portfolio or which it intends to purchase and where the transactions are economically appropriate to the reduction of risks inherent in the ongoing management of the Fund. A Fund may not purchase or sell futures or purchase related options if, immediately thereafter, more than 25% of its net assets would be hedged. A Fund also may not purchase or sell futures or purchase related options if, immediately thereafter, the sum of the amount of margin deposits on the Fund's existing futures positions and premiums paid for such options would exceed 5% of the market value of the Fund's net assets.

Upon the purchase of futures contracts, a Fund will deposit an amount of cash or cash equivalents, equal to the market value of the futures contracts, in a segregated account with the Custodian or in a margin account with a broker to collateralize the position and thereby insure that the use of such futures is unleveraged.

These restrictions, which are derived from current federal and state regulations regarding the use of options and futures by mutual funds, are not "fundamental restrictions" and the Trustees of the Trust may change them if applicable law permits such a change and the change is consistent with the overall investment objective and policies of a Fund.

The extent to which a Fund may enter into futures and options transactions may be limited by the Internal Revenue Code requirements for qualification of the Fund as a regulated investment company. See "Taxes."

INTEREST RATE AND CURRENCY SWAPS

Each Fund (other than the Money Market Fund) may enter into interest rate and currency swap transactions and purchase or sell interest rate and currency caps and floors, and may enter into currency swap cap transactions. An interest rate or currency swap involves an agreement between a Fund and another party to exchange payments calculated as if they were interest on a specified ("notional") principal amount (e.g., an exchange of floating rate payments by one party for fixed rate payments by the other). An interest rate cap or floor entitles the purchaser, in exchange for a premium, to receive payments of interest on a notional principal amount from the seller of the cap or floor, to the extent that a specified reference rate exceeds or falls below a predetermined level.

A Fund usually enters into such transactions on a "net" basis, with the Fund receiving or paying, as the case may be, only the net amount of the two payment streams. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each swap is accrued on a daily basis, and an amount of cash or high-quality liquid securities having an aggregate net asset value at least equal to the accrued excess is maintained in a segregated account by the Trust's custodian. If a Fund enters into a swap on other than a net basis, or sells caps or floors, the Fund maintains a segregated account in the full amount accrued on a daily basis of the Fund's obligations with respect to the transaction. Such segregated accounts are maintained in accordance with applicable regulations of the Commission.

A Fund will not enter into any of these derivative transactions unless the unsecured senior debt or the claims paying ability of the other party to the transaction is rated at least "high quality" at the time of purchase by at least one of the established rating agencies (e.g., AAA or AA by S&P). The swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and agents utilizing standard swap documentation, and the Investment Manager or Portfolio Manager has determined that the swap market has become relatively liquid. Swap transactions do not involve the delivery of securities or other underlying assets or principal, and the risk of loss with respect to such transactions is limited to the net amount of payments that the Fund is contractually obligated to make or receive. Caps and floors are more recent innovations for which standardized documentation has not yet been developed; accordingly, they are less liquid than swaps, and caps and floors purchased by a Fund are considered to be illiquid assets.

INTEREST RATE SWAPS. As indicated above, an interest rate swap is a contract between two entities ("counterparties") to exchange interest payments (of the same currency) between the parties. In the most common interest rate swap structure, one counterparty agrees to make floating rate payments to the other counterparty, which in turn makes fixed rate payments to the first counterparty. Interest payments are determined by applying the respective interest rates to an agreed upon amount, referred to as the "notional principal amount." In most such transactions, the floating rate payments are tied to the London Interbank Offered Rate, which is the offered rate for short-term Eurodollar deposits between major international banks. As there is no exchange of principal amounts, an interest rate swap is not an investment or a borrowing.

CROSS-CURRENCY SWAPS. A cross-currency swap is a contract between two counterparties to exchange interest and principal payments in different currencies. A cross-currency swap normally has an exchange of principal at maturity (the final exchange); an exchange of principal at the start of the swap (the initial exchange) is optional. An initial exchange of notional principal amounts at the spot exchange rate serves the same function as a spot transaction in the foreign exchange market (for an immediate exchange of foreign exchange risk). An exchange at maturity of notional principal amounts at the spot exchange rate serves the same function as a forward transaction in the foreign exchange market (for a future transfer of foreign exchange risk). The currency swap market convention is to use the spot rate rather than the forward rate for the exchange at maturity. The economic difference is realized through the coupon exchanges over the life of the swap. In contrast to single currency interest rate swaps, cross-currency swaps involve both interest rate risk and foreign exchange risk.

SWAP OPTIONS. Each Fund (other than the Money Market Fund) may invest in swap options. A swap option is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise change an existing swap agreement, at some designated future time on specified terms. It is different from a forward swap, which is a commitment to enter into a swap that starts at some future date with specified rates. A swap option may be structured European-style (exercisable on the pre-specified date) or American-style (exercisable during a designated period). The right pursuant to a swap option must be exercised by the right holder. The buyer of the right to receive fixed pursuant to a swap option is said to own a call.

CAPS AND FLOORS. Each Fund (other than the Money Market Fund) may invest in interest rate caps and floors and currency swap cap transactions. An interest rate cap is a right to receive periodic cash payments over the life of the cap equal to the difference between any higher actual level of interest rates in the future and a specified strike (or "cap") level. The cap buyer purchases protection for a floating rate move above the strike. An interest rate floor is the right to receive periodic cash payments over the life of the floor equal to the difference between any lower actual level of interest rates in the future and a specified strike (or "floor") level. The floor buyer purchases protection for a floating rate move below the strike. The strikes are typically based on the three-month LIBOR (although other indices are available) and are measured quarterly. Rights arising pursuant to both caps and floors are exercised automatically if the strike is in the money. Caps and floors eliminate the risk that the buyer fails to exercise an in-the-money option.

RISKS ASSOCIATED WITH SWAPS. The risks associated with interest rate and currency swaps and interest rate caps and floors are similar to those described above with respect to dealer options. In connection with such transactions, a Fund relies on the other party to the transaction to perform its obligations pursuant to the underlying agreement. If there were a default by the other party to the transaction, the Fund would have contractual remedies pursuant to the agreement, but could incur delays in obtaining the expected benefit of the transaction or loss of such benefit. In the event of insolvency of the other party, the Fund might be unable to obtain its expected benefit. In addition, while each Fund will seek to enter into such transactions only with parties which are capable of entering into closing transactions with the Fund, there can be no assurance that a Fund will be able to close out such a transaction with the other party, or obtain an offsetting position with any other party, at any time prior to the end of the term of the underlying agreement. This may impair a Fund's ability to enter into other transactions at a time when doing so might be advantageous.

NON-HEDGING STRATEGIC TRANSACTIONS

A Fund's options, futures and swap transactions will generally be entered into for hedging purposes -- to protect against possible changes in the market values of securities held in or to be purchased for the Fund's portfolio resulting from securities markets, currency or interest rate fluctuations, to protect the Fund's unrealized gains in the values of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchase or sale of particular securities. However, in addition to the hedging transactions referred to above, the Strategic Income Fund may enter into options, futures and swap transactions to enhance potential gain in circumstances where hedging is not involved. Each Fund's net loss exposure resulting from transactions entered into for each purposes will not exceed 5% of the Fund's net assets at any one time and, to the extent necessary, the Fund will close out transactions in order to comply with this limitation. Such transactions are subject to the limitations described above under "Options," "Futures Contracts," and "Interest Rate and Currency Swaps."

INVESTMENT COMPANY SECURITIES

Each Fund may invest up to 10% of its total assets in the shares of other investment companies. The Funds (except the Money Market Fund) may invest in money market mutual funds in connection with the management of their daily cash positions. The Funds (except the Money Market Fund) may also make indirect foreign investments through other investment companies that have comparable investment objectives and policies as the Funds. In addition to the advisory and operational fees a Fund bears directly in connection with its own operation, the Fund would also bear its pro rata portions of each other investment company's advisory and operational expenses. The Money Market Fund is not subject to the restrictions of this paragraph if it invests substantially all of its assets in another money market fund.

INVESTMENT COMPANIES THAT INVEST IN SENIOR LOANS. The Funds (other than the Money Market Fund), and in particular the Strategic Income and Balanced Funds, may invest in investment companies that invest primarily in interests in variable or floating rate loans or notes ("Senior Loans"). Senior Loans in most circumstances are fully collateralized by assets of a corporation, partnership, limited liability company, or other business entity. Senior Loans vary from other types of debt in that they generally hold a senior position in the capital structure of a borrower. Thus, Senior Loans are generally repaid before unsecured bank loans, corporate bonds, subordinated debt, trade creditors, and preferred or common stockholders.

Substantial increases in interest rates may cause an increase in loan defaults as borrowers may lack resources to meet higher debt service requirements. The value of a Fund's assets may also be affected by other uncertainties such as economic developments affecting the market for Senior Loans or affecting borrowers generally.

Senior Loans usually include restrictive covenants which must be maintained by the borrower. Under certain interests in Senior Loans, an investment company investing in a Senior Loan may have an obligation to make additional loans upon demand by the borrower. Senior Loans, unlike certain bonds, usually do not have call protection. This means that interests, while having a stated one to ten-year term, may be prepaid, often without penalty. The rate of such prepayments may be affected by, among other things, general business and economic conditions, as well as the financial status of the borrower. Prepayment would cause the actual duration of a Senior Loan to be shorter than its stated maturity.

CREDIT RISK. Information about interests in Senior Loans generally is not be in the public domain, and interests are generally not currently rated by any nationally recognized rating service. Senior Loans are subject to the risk of nonpayment of scheduled interest or principal payments. Issuers of Senior Loans generally have either issued debt securities that are rated lower than investment grade, or, if they had issued debt securities, such debt securities would likely be rated lower than investment grade. However, unlike other types of debt securities, Senior Loans are generally fully collateralized.

In the event of a failure to pay scheduled interest or principal payments on Senior Loans, an investment company investing in that Senior Loan could experience a reduction in its income, and would experience a decline in the market value of the particular Senior Loan so affected, and may experience a decline in the NAV or the amount of its dividends. In the event of a bankruptcy of the borrower, the investment company could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing the Senior Loan.

COLLATERAL. Senior Loans typically will be secured by pledges of collateral from the borrower in the form of tangible assets and intangible assets. In some instances, an investment company may invest in Senior Loans that are secured only by stock of the borrower or its subsidiaries or affiliates. The value of the collateral may decline below the principal amount of the Senior Loan subsequent to an investment in such Senior Loan. In addition, to the extent that collateral consists of stock of the borrower or its subsidiaries or affiliates, there is a risk that the stock may decline in value, be relatively illiquid, or may lose all or substantially all of its value, causing the Senior Loan to be undercollateralized.

LIMITED SECONDARY MARKET. Although it is growing, the secondary market for Senior Loans is currently limited. There is no organized exchange or board of trade on which Senior Loans may be traded; instead, the secondary market for Senior Loans is an unregulated inter-dealer or inter-bank market. Accordingly, Senior Loans may be illiquid. In addition, Senior Loans generally require the consent of the borrower prior to sale or assignment. These consent requirements may delay or impede a fund's ability to sell Senior Loans. In addition, because the secondary market for Senior Loans may be limited, it may be difficult to value Senior Loans. Market quotations may not be available and valuation may require more research than for liquid securities. In addition, elements of judgment may play a greater role in the valuation, because there is less reliable, objective data available.

HYBRID LOANS. The growth of the syndicated loan market has produced loan structures with characteristics similar to Senior Loans but which resemble bonds in some respects, and generally offer less covenant or other protections than traditional Senior Loans while still being collateralized ("Hybrid Loans"). With Hybrid Loans, a fund may not possess a senior claim to all of the collateral securing the Hybrid Loan. Hybrid Loans also may not include covenants that are typical of Senior Loans, such as covenants requiring the maintenance of minimum interest coverage ratios. As a result, Hybrid Loans present additional risks besides those associated with traditional Senior Loans, although they may provide a relatively higher yield. Because the lenders in Hybrid Loans waive or forego certain loan covenants, their negotiating power or voting rights in the event of a default may be diminished. As a result, the lenders' interests may not be represented as significantly as in the case of a conventional Senior Loan. In addition, because an investment company's security interest in some of the collateral may be subordinate to other creditors, the risk of nonpayment of interest or loss of principal may be greater than would be the case with conventional Senior Loans.

SUBORDINATED AND UNSECURED LOANS. Certain investment companies may invest in subordinated and unsecured loans. The primary risk arising from a holder's subordination is the potential loss in the event of default by the issuer of the loans. Subordinated loans in an insolvency bear an increased share, relative to senior secured lenders, of the ultimate risk that the borrower's assets are insufficient to meet its obligations to its creditors. Unsecured loans are not secured by any specific collateral of the borrower. They do not enjoy the security associated with collateralization and may pose a greater risk of nonpayment of interest or loss of principal than do secured loans.

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with respect to its portfolio securities. Pursuant to such agreements, the Fund acquires securities from financial institutions such as banks and broker-dealers as are deemed to be creditworthy by the Investment Manager or Portfolio Manager, subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio security). Securities subject to repurchase agreements will be held by the Custodian or in the Federal Reserve/Treasury Book-Entry System or an equivalent foreign system. The seller under a repurchase agreement will be required to maintain the value of the underlying securities at not less than 102% (100% for the Money Market Fund) of the repurchase price under the agreement. If the seller defaults on its repurchase obligation, the Fund holding the repurchase agreement will suffer a loss to the extent that the proceeds from a sale of the underlying securities is less than the repurchase price under the agreement. Bankruptcy or insolvency of such a defaulting seller may cause the Fund's rights with respect to such securities to be delayed or limited. Repurchase agreements are considered to be loans under the Investment Company Act.

REVERSE REPURCHASE AGREEMENTS

Each Fund may enter into reverse repurchase agreements, which involve the sale of a security by a Fund and its agreement to repurchase the security (or, in the case of mortgage-backed securities, substantially similar but not identical securities) at a specified time and price. A Fund will maintain in a segregated account with the Custodian cash, U.S. Government securities or other appropriate liquid securities in an amount sufficient to cover its obligations under these agreements with broker-dealers (no such collateral is required on such agreements with banks). Under the 1940 Act, these agreements are considered borrowings by the Funds, and are subject to the percentage limitations on borrowings described below. The agreements are subject to the same types of risks as borrowings.

WHEN-ISSUED SECURITIES, FORWARD COMMITMENTS AND DELAYED SETTLEMENTS

Each Fund (except the Money Market Fund) may purchase securities on a "when-issued," forward commitment or delayed settlement basis. In this event, the Custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the Custodian will set aside portfolio securities to satisfy a purchase commitment. In such a case, a Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that a Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash.

The Funds do not intend to engage in these transactions for speculative purposes but only in furtherance of their investment objectives. Because a Fund will set aside cash or liquid portfolio securities to satisfy its purchase commitments in the manner described, the Fund's liquidity and the ability of the Investment Manager or Portfolio Manager to manage it may be affected in the event the Fund's forward commitments, commitments to purchase when-issued securities and delayed settlements ever exceeded 15% of the value of its net assets.

A Fund will purchase securities on a when-issued, forward commitment or delayed settlement basis only with the intention of completing the transaction. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund may realize a taxable capital gain or loss. When a Fund engages in when-issued, forward commitment and delayed settlement transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in a Fund's incurring a loss or missing an opportunity to obtain a price credited to be advantageous.

The market value of the securities underlying a when-issued purchase, forward commitment to purchase securities, or a delayed settlement and any subsequent fluctuations in their market value is taken into account when determining the market value of a Fund starting on the day the Fund agrees to purchase the securities. A Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

BORROWING

Each Fund may borrow up to 20% (other than the Money Market Fund which is limited to 5%) of its total assets for temporary, extraordinary or emergency purposes. Each Fund may also borrow money through reverse repurchase agreements. In addition, each Fund (other than the Money Market Fund) may borrow money through uncovered short sales, and other techniques. All borrowings by a Fund cannot exceed one-third of a Fund's total assets. Short sales "not against the box" and roll transactions are considered borrowings for purposes of the percentage limitations applicable to borrowings.

The use of borrowing by a Fund involves special risk considerations that may not be associated with other funds having similar objectives and policies. Since substantially all of a Fund's assets fluctuate in value, whereas the interest obligation resulting from a borrowing remain fixed by the terms of the Fund's agreement with its lender, the asset value per share of the Fund tends to increase more when its portfolio securities increase in value and to decrease more when its portfolio assets decrease in value than would otherwise be the case if the Fund did not borrow funds. In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

LENDING FUND SECURITIES

The Funds may lend securities only to financial institutions such as banks, broker/dealers and other recognized institutional investors in amounts up to 30% of the Fund's total assets. These loans earn income for the Fund and are collateralized by cash, securities or letters of credit. The Fund might experience a loss if the financial institution defaults on the loan. Loans by the Primary Fund in which the Money Market Fund invests will not exceed 25% of the Fund's total assets.

Under the present regulatory requirements which govern loans of portfolio securities, the loan collateral must, on each business day, at least equal the value of the loaned securities and must consist of cash, letters of credit of domestic banks or domestic branches of foreign banks, or securities of the U.S. Government or its agencies. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. Such terms and the issuing bank must satisfy the Fund. Any loan might be secured by any one or more of the three types of collateral. The terms of the Fund's loans must permit the Fund to reacquire loaned securities on five days' notice or in time to vote on any serious matter and must meet certain tests under the Internal Revenue Code.

SHORT SALES

Certain Funds (not the Money Market Fund) may make short sales of securities they own or have the right to acquire at no added cost through conversion or exchange of other securities they own (referred to as short sales "against the box") and short sales of securities which they do not own or have the right to acquire.

In a short sale that is not "against the box," a Fund sells a security which it does not own, in anticipation of a decline in the market value of the security. To complete the sale, the Fund must borrow the security generally from the broker through which the short sale is made) in order to make delivery to the buyer. The Fund must replace the security borrowed by purchasing it at the market price at the time of replacement. The Fund is said to have a "short position" in the securities sold until it delivers them to the broker. The period during which the Fund has a short position can range from one day to more than a year. Until the Fund replaces the security, the proceeds of the short sale are retained by the broker, and the Fund must pay to the broker a negotiated portion of any dividends or interest which accrue during the period of the loan. To meet current margin requirements, the Fund must deposit with the broker additional cash or securities so that it maintains with the broker a total deposit equal to 150% of the current market value of the securities sold short (100% of the current market value if a security is held in the account that is convertible or exchangeable into the security sold short within 90 days without restriction other than the payment of money).

Short sales by a Fund that are not made "against the box" create opportunities to increase the Fund's return but, at the same time, involve specific risk considerations and may be considered a speculative technique. Since the Fund in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, the Fund's net asset value per share tends to increase more when the securities it has sold short decrease in value, and to decrease more when the securities it has sold short increase in value, than would otherwise be the case if it had not engaged in such short sales. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Fund may be required to pay in connection with the short sale. Short sales theoretically involve unlimited loss potential, as the market price of securities sold short may continually increase, although a Fund may mitigate such losses by replacing the securities sold short before the market price has increased significantly. Under adverse market conditions the Fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

If a Fund makes a short sale "against the box," the Fund would not immediately deliver the securities sold and would not receive the proceeds from the sale. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. To secure its obligation to deliver securities sold short, a Fund will deposit in escrow in a separate account with the Custodian an equal amount of the securities sold short or securities convertible into or exchangeable for such securities. The Fund can close out its short position by purchasing and delivering an equal amount of the securities sold short, rather than by delivering securities already held by the Fund, because the Fund might want to continue to receive interest and dividend payments on securities in its portfolio that are convertible into the securities sold short.

A Fund's decision to make a short sale "against the box" may be a technique to hedge against market risks when the Investment Manager or Portfolio Manager believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security. In such case, any future losses in the Fund's long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities the Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the investment values or conversion premiums of such securities.

In the view of the Commission, a short sale involves the creation of a "senior security" as such term is defined in the Investment Company Act, unless the sale is "against the box" and the securities sold short are placed in a segregated account (not with the broker), or unless the Fund's obligation to deliver the securities sold short is "covered" by placing in a segregated account (not with the broker) cash, U.S. Government securities or other liquid debt or equity securities in an amount equal to the difference between the market value of the securities sold short at the time of the short sale and any such collateral required to be deposited with a broker in connection with the sale (not including the proceeds from the short sale), which difference is adjusted daily for changes in the value of the securities sold short. The total value of the cash, U.S. Government securities or other liquid debt or equity securities deposited with the broker and otherwise segregated may not at any time be less than the market value of the securities sold short at the time of the short sale. Each Fund will comply with these requirements. In addition, as a matter of policy, the Trust's Board of Trustees has determined that no Fund will make short sales of securities or maintain a short position if to do so could create liabilities or require collateral deposits and segregation of assets aggregating more than 25% of the Fund's total assets, taken at market value.

The extent to which a Fund may enter into short sales transactions may be limited by the Internal Revenue Code requirements for qualification of the Fund as a regulated investment company. See "Dividends, Distributions and Taxes."

ILLIQUID SECURITIES

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placement or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption within seven days. The Fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. If such securities are subject to purchase by institutional buyers in accordance with Rule 144A promulgated by the Commission under the Securities Act, the Trust's Board of Trustees has determined that such securities are not illiquid securities notwithstanding their legal or contractual restrictions on resale. In all other cases, however, securities subject to restrictions on resale will be deemed illiquid. Investing in restricted securities eligible for resale under Rule 144A could have the effect of increasing the level of illiquidity in the Funds to the extent that qualified institutional buyers become uninterested in purchasing such securities.

The Emerging Countries Fund may invest in foreign securities that are restricted against transfer within the United States or to United States persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions. Unless these securities are acquired directly from the issuer or its underwriter, the Fund treats foreign securities whose principal market is abroad as not subject to the investment limitation on securities subject to legal or contractual restrictions on resale.

WHEN ISSUED AND DELAYED DELIVERY TRANSACTIONS

Each Fund (other than the Money Market Fund) may purchase or sell securities for delivery at a future date, generally 15 to 45 days after the commitment is made. The other party's failure to complete the transaction may cause the Fund to miss a price or yield considered to be advantageous. A Fund may not purchase when issued securities or enter into firm commitments if, as a result, more than 15% of the Fund's net assets would be segregated to cover such securities.

INVESTMENT TECHNIQUES AND PROCESSES

The Portfolio Manager's investment techniques and processes, which it has used in managing institutional portfolios for many years, are described generally in the Funds' prospectus of the Funds it manages. In making decisions with respect to equity securities for the Funds, GROWTH OVER TIME(R) is the Portfolio Manager's underlying goal. It's how the Portfolio Manager built its reputation. Over the past ten years, the Portfolio Manager has built a record as one of the finest performing investment managers in the United States. It has successfully delivered growth over time to many institutional investors, pension plans, foundations, endowments and high net worth individuals. The Portfolio Manager's methods have proven their ability to achieve growth over time through a variety of investment vehicles.

The Portfolio Manager emphasizes growth over time through investment in securities of companies with earnings growth potential. The Portfolio Manager's style is a "bottom-up" growth approach that focuses on the growth prospects of individual companies rather than on economic trends. It builds portfolios stock by stock. The Portfolio Manager's decision-making is guided by three critical questions: Is there a positive change? Is it sustainable? Is it timely? The Portfolio Manager uses these three factors because it focuses on discovering positive developments when they first show up in an issuer's earnings, but before they are fully reflected in the price of the issuer's securities. The Portfolio Manager is always looking for companies that are driving change and surpassing analysts' expectations. It seeks to identify companies poised for rapid growth. The Portfolio Manager focuses on recognizing successful companies, regardless of their capitalization or whether they are domestic or foreign companies.

The Portfolio Manager's techniques and processes include relationships with an extensive network of brokerage research firms located throughout the world. These analysts are often located in the same geographic regions as the companies they follow, have followed those companies for a number of years, and have developed excellent sources of information about them. The Portfolio Manager does not employ in-house analysts other than the personnel actually engaged in managing investments for the Funds and the Portfolio Manager's other clients.
However, information obtained from a brokerage research firm is confirmed with other research sources or the Portfolio Manager's computer-assisted quantitative analysis (including "real time" pricing data) of a substantial universe of potential investments.

DIVERSIFICATION

Each Fund (other than the Money Market Fund) is "diversified" within the meaning of the Investment Company Act. In order to qualify as diversified, a Fund must diversify its holdings so that at all times at least 75% of the value of its total assets is represented by cash and cash items (including receivables), securities issued or guaranteed as to principal or interest by the United States or its agencies or instrumentalities, securities of other investment companies, and other securities (for this purpose other securities of any one issuer are limited to an amount not greater than 5% of the value of the total assets of the Fund and to not more than 10% of the outstanding voting securities of the issuer). The Primary Institutional Fund in which the Money Market Institutional Fund will invest substantially all of its assets is a non-diversified fund. However, the Primary Institutional Fund intends to comply with the diversification requirement of Rule 2a-7 under the Investment Company Act which generally limits a money-market fund to investing no more than 5% of its total assets in the securities, except U.S. government securities, of any one issuer.

The equity securities of each issuer that are included in the investment portfolio of a Fund are purchased by the Investment Manager or Portfolio Manager in approximately equal amounts, and the Investment Manager or Portfolio Manager attempts to stay fully invested within the applicable percentage limitations set forth in the Prospectus. In addition, for each issuer whose securities are added to an investment portfolio, the Investment Manager or Portfolio Manager sells the securities of one of the issuers currently included in the portfolio.

                             INVESTMENT RESTRICTIONS

The Trust, on behalf of the Funds, has adopted the following fundamental policies that cannot be changed without the affirmative vote of a majority of the outstanding shares of the appropriate Fund (as defined in the Investment Company Act).

All percentage limitations set forth below apply immediately after a purchase or initial investment, and any subsequent change in any applicable percentage resulting from market fluctuations will not require elimination of any security from the relevant portfolio.

The investment  objective of each Fund is a fundamental policy. In addition,  no
Fund:

1. May invest in securities of any one issuer if more than 5% of the market value of its total assets would be invested in the securities of such issuer, except that up to 25% of a Fund's total assets may be invested without regard to this restriction and a Fund will be permitted to invest all or a portion of its assets in another diversified, open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund. This restriction also does not apply to investments by a Fund in securities of the U.S. Government or any of its agencies and instrumentalities.

2. May purchase more than 10% of the outstanding voting securities, or of any class of securities, of any one issuer, or purchase the securities of any issuer for the purpose of exercising control or management, except that a Fund will be permitted to invest all or a portion of its assets in another diversified, open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund.

3. May invest 25% or more of the market value of its total assets in the securities of issuers in any one particular industry, except that a Fund will be permitted to invest all or a portion of its assets in another diversified, open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund. This restriction does not apply to investments by a Fund in securities of the U.S. Government or its agencies and instrumentalities or to investments by the Money Market Fund in obligations of domestic branches of U.S. banks and U.S. branches of foreign banks which are subject to the same regulation as U.S. banks.

4. May purchase or sell real estate. However, a Fund may invest in securities secured by, or issued by companies that invest in, real estate or interests in real estate.

5. May make loans of money, except that a Fund may purchase publicly distributed debt instruments and certificates of deposit and enter into repurchase agreements. Each Fund reserves the authority to make loans of its portfolio securities in an aggregate amount not exceeding 30% of the value of its total assets. This restriction does not apply to the Money Market Fund.

6. May borrow money on a secured or unsecured basis, except for temporary, extraordinary or emergency purposes or for the clearance of transactions in amounts not exceeding 20% of the value of its total assets at the time of the borrowing, provided that, pursuant to the Investment Company Act, a Fund may borrow money if the borrowing is made from a bank or banks and only to the extent that the value of the Fund's total assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings (including proposed borrowings), and provided, further that the borrowing may be made only for temporary, extraordinary or emergency purposes or for the clearance of transactions in amounts not exceeding 20% of the value of the Fund's total assets at the time of the borrowing. If such asset coverage of 300% is not maintained, the Fund will take prompt action to reduce its borrowings as required by applicable law.

7. May pledge or in any way transfer as security for indebtedness any securities owned or held by it, except to secure indebtedness permitted by restriction 6 above. This restriction shall not prohibit the Funds from engaging in options, futures and foreign currency transactions, and shall not apply to the Money Market Fund.

8. May underwrite securities of other issuers, except insofar as it may be deemed an underwriter under the Securities Act in selling portfolio securities.

9. May invest more than 15% (10% in the case of the Money Market Fund) of the value of its net assets in securities that at the time of purchase are illiquid.*

10. May purchase securities on margin, except for initial and variation margin on options and futures contracts, and except that a Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of securities.

11. May engage in short sales (other than the MidCap Growth, SmallCap Growth, Worldwide Growth, International Core Growth, International SmallCap Growth, Strategic Income and High Yield II Funds), except that a Fund may use such short-term credits as are necessary for the clearance of transactions.

12. May invest in securities of other investment companies, except (a) that a Fund will be permitted to invest all or a portion of its assets in another diversified, open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund; (b) in compliance with the Investment Company Act and applicable state securities laws, or (c) as part of a merger, consolidation, acquisition or reorganization involving the Fund.

13. May issue senior securities, except that a Fund may borrow money as permitted by restrictions 6 and 7 above. This restriction shall not prohibit the Funds from engaging in short sales, options, futures and foreign currency transactions.

14. May enter into transactions for the purpose of arbitrage, or invest in commodities and commodities contracts, except that a Fund may invest in stock index, currency and financial futures contracts and related options in accordance with any rules of the Commodity Futures Trading Commission.

15. May purchase or write options on securities, except for hedging purposes (except in the case of the Strategic Income Fund, which may do so for non-hedging purposes) and then only if (i) aggregate premiums on call options purchased by a Fund do not exceed 5% of its net assets, (ii) aggregate premiums on put options purchased by a Fund do not exceed 5% of its net assets, (iii) not more than 25% of a Fund's net assets would be hedged, and (iv) not more than 25% of a Fund's net assets are used as cover for options written by the Fund. This restriction does not apply to the Money Market Fund.

----------
* For the LargeCap Growth, MidCap Growth, Worldwide Growth, Emerging Countries, High Yield II and Balanced Funds, as of the date of this Statement of Additional Information this investment restriction reads: "May invest more than 15% of the value of its net assets in securities that at the time of purchase have legal or contractual restrictions on resale or are otherwise illiquid." At a Meeting of Shareholders on May 21, 1999, a change to this investment restriction was approved by the shareholders of all Funds except the LargeCap Growth, MidCap Growth, Worldwide Growth, Emerging Countries, High Yield II and Balanced Funds. The Meeting has been adjourned with respect to those Funds, and upon shareholder approval the investment restriction will be changed as described above.


For purposes of investment restriction number 5, the Trust considers the restriction to prohibit the Funds from entering into instruments that have the character of a loan, I.E., instruments that are negotiated on a case-by-case basis between a lender and a borrower. The Trust considers the phrase "publicly distributed debt instruments" in that investment restriction to include, among other things, registered debt securities and unregistered debt securities that are offered pursuant to Rule 144A under the Securities Act of 1933. As a result, the Funds may invest in such securities. Further, the Trust does not consider investment restriction number 5 to prevent the Funds from investing in investment companies that invest in loans.


OPERATING RESTRICTIONS

As a matter of operating (not fundamental) policy adopted by the Board of Trustees of the Trust, no Fund:

1. May invest in interests in oil, gas or other mineral exploration or development programs or leases, or real estate limited partnerships, although a Fund may invest in the securities of companies which invest in or sponsor such programs.

2. May lend any securities from its portfolio unless the value of the collateral received therefor is continuously maintained in an amount not less than 100% of the value of the loaned securities by marking to market daily.

PRIMARY INSTITUTIONAL FUND RESTRICTIONS

The following are the fundamental operating restrictions of the Primary Fund in which the Money Market Fund invests substantially all of its assets:

The Primary Fund cannot:

1. borrow money except as a temporary or emergency measure and not in an amount to exceed 5% of the market value of its total assets;

2.   issue senior  securities  except in compliance with the Investment  Company
     Act;

3. act as an underwriter with respect to the securities of others except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under federal securities law;

4. concentrate investments in any particular industry except to the extent that its investments are concentrated exclusively in U.S. government securities and bank obligations, including obligations of foreign branches of domestic banks where the domestic parent would be unconditionally liable in the event that the foreign branch failed to pay on its instruments for any reason, and Municipal Obligations or instruments secured by such obligations;


5. purchase, sell or otherwise invest in real estate or commodities or commodity contracts;

6. lend more than 33 1/3% of the value of its total assets except to the extent its investments may be considered loans;

7. sell any security short or write, sell or purchase any futures contract or put or call option; and

8.   make investments on a margin basis.

Notwithstanding the foregoing investment restrictions, the Primary Institutional Fund may invest substantially all of its assets in another open-end investment company with substantially the same investment objective as the Primary Institutional Fund.

PRIMARY INSTITUTIONAL FUND OPERATING RESTRICTIONS

As a matter of operating (non-fundamental policy) the Primary Institutional Fund may not:

1.   invest for the purpose of exercising control.

                             PORTFOLIO TRANSACTIONS

Each Investment Management Agreement and Portfolio Management Agreement authorizes the Investment Manager or Portfolio Manager to select the brokers or dealers that will execute the purchase and sale of investment securities for each Fund. In all purchases and sales of securities for the portfolio of a Fund, the primary consideration is to obtain the most favorable price and execution available. Pursuant to the Investment Management Agreements and Portfolio Management Agreements, each Investment Manager or Portfolio Manager determines, subject to the instructions of and review by the Board of Trustees of the Fund, which securities are to be purchased and sold by the Funds and which brokers are to be eligible to execute portfolio transactions of the Fund. Purchases and sales of securities in the over-the-counter market will generally be executed directly with a "market-maker," unless in the opinion of an Investment Manager or Portfolio Manager, a better price and execution can otherwise be obtained by using a broker for the transaction.

In placing portfolio transactions, each Investment Manager or Portfolio Manager will use its best efforts to choose a broker capable of providing the brokerage services necessary to obtain the most favorable price and execution available. The full range and quality of brokerage services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm's risk in positioning a block of securities, and other factors. The Investment Managers or Portfolio Manager will seek to obtain the best commission rate available from brokers that are believed to be capable of providing efficient execution and handling of the orders. In those instances where it is reasonably determined that more than one broker can offer the brokerage services needed to obtain the most favorable price and execution available, consideration may be given to those brokers that supply research and statistical information to a Fund, the Investment Manager, and/or the Portfolio Manager, and provide other services in addition to execution services. Each Investment Manager or Portfolio Manager considers such information, which is in addition to and not in lieu of the services required to be performed by the Investment Manager or Portfolio Manager to be useful in varying degrees, but of indeterminable value. Consistent with this policy, portfolio transactions may be executed by brokers affiliated with the Pilgrim Group or any of the Investment Managers or Portfolio Managers, so long as the commission paid to the affiliated broker is reasonable and fair compared to the commission that would be charged by an unaffiliated broker in a comparable transaction. The placement of portfolio brokerage with broker-dealers who have sold shares of a Fund is subject to rules adopted by the National Association of Securities Dealers, Inc. ("NASD") Provided the Fund's officers are satisfied that the Fund is receiving the most favorable price and execution available, the Fund may also consider the sale of the Fund's shares as a factor in the selection of broker-dealers to execute its portfolio transactions.

While it will continue to be the Funds' general policy to seek first to obtain the most favorable price and execution available, in selecting a broker to execute portfolio transactions for a Fund, the Fund may also give weight to the ability of a broker to furnish brokerage and research services to the Fund, the Investment Manager or the Portfolio Manager, even if the specific services were not imputed to the Fund and were useful to the Investment Manager and/or Portfolio Manager in advising other clients. In negotiating commissions with a broker, the Fund may therefore pay a higher commission than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission has been determined in good faith by the Investment Manager or Portfolio Manager to be reasonable in relation to the value of the brokerage and research services provided by such broker.

Purchases of securities for a Fund also may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be effected through dealers which specialize in the types of securities which the Fund will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principals for their own account. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter which has provided such research or other services as mentioned above.

Some securities considered for investment by a Fund may also be appropriate for other clients served by that Fund's Investment Manager or Portfolio Manager. If the purchase or sale of securities consistent with the investment policies of a Portfolio and one or more of these other clients serviced by the Investment Manager or Portfolio Manager is considered at or about the same time, transactions in such securities will be allocated among the Fund and the Investment Manager's or Portfolio Manager's other clients in a manner deemed fair and reasonable by the Investment Manager or Portfolio Manager. Although there is no specified formula for allocating such transactions, the various allocation methods used by a Investment Manager or Portfolio Manager, and the results of such allocations, are subject to periodic review by the Board of Trustees. To the extent any of Funds seek to acquire the same security at the same time, one or more of the Funds may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price for such security. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as a specific Fund is concerned.

Each Fund does not intend to effect any transactions in its portfolio securities with any broker-dealer affiliated directly or indirectly with the Investment Manager, except for any sales of portfolio securities that may legally be made pursuant to a tender offer, in which event the Investment Manager will offset against its management fee a part of any tender fees that may be legally received and retained by an affiliated broker-dealer.

Brokerage commissions paid by each Fund (or by the master fund predecessor of the Fund) for each of the last three fiscal years are as follows:

                                                  Year Ended March 31,
                                        ----------------------------------------
FUND                                       1999           1998           1997
----                                       ----           ----           ----
International Core Growth Fund          $1,150,595     $  464,615     $   24,643
Worldwide Growth Fund                    1,166,321      1,065,153        970,564
International SmallCap Growth Fund         873,671        745,259        692,326
Emerging Countries Fund                  3,945,783      3,634,338      1,427,861
LargeCap Growth Fund                       115,558         30,907          4,620
MidCap Growth Fund                       1,291,517      1,809,755      1,139,938
SmallCap Growth Fund                       974,722      1,002,867        987,245
Convertible Fund                           158,049        130,017        114,243
Balanced Fund                               25,782         43,966         35,105
Strategic Income Fund(1)                         0            100              0

(1) The Government Income Fund, the assets and liabilities of which were assigned to and assumed by the Strategic Income Fund paid no brokerage fees in the fiscal year ended March 31, 1998.

Of the total commissions paid during the fiscal year ended March 31, 1999, $1,312,257 (13.53%) were paid to firms which provided research, statistical or other services to the Investment Adviser. The Investment Adviser has not separately identified a portion of such commissions as applicable to the provision of such research, statistical or otherwise.

During the fiscal year ended March 31, 1999, the following Funds (or their predecessor master funds) acquired securities of their regular brokers or dealers (as defined in Rule 10b-1 under the Investment Company Act) or their parents: International Core Growth Fund -- J. P. Morgan & Co.; Worldwide Growth Fund -- J. P. Morgan & Co.; MidCap Growth Fund -- Donaldson Lufkin & Jenrette,
J. P. Morgan & Co.; SmallCap Growth Fund -- J. P. Morgan & Co.; Convertible Fund -- J. P. Morgan & Co., Merrill Lynch & Co., Morgan Stanley Dean Witter Discover Co.; Balanced Fund -- Donaldson Lufkin & Jenrette, Merrill Lynch & Co., Morgan Stanley Dean Witter Discover & Co.; Strategic Income -- Donaldson Lufkin & Jenrette, J. P. Morgan & Co., Merrill Lynch & Co., Morgan Stanley Dean Witter Discover & Co. The holdings of securities of such brokers and dealers were as follows as of March 31, 1999: Worldwide Growth Fund -- J. P. Morgan & Co. ($45,197,000); Convertible Fund -- J. P. Morgan & Co. ($2,270,000), Merrill
Lynch & Co. ($11,412,487), Morgan Stanley Dean Witter Discover Co. ($9,630,708); Balanced Fund -- Donaldson Lufkin & Jenrette ($257,563), Merrill Lynch & Co. ($159,099), Morgan Stanley Dean Witter Discover & Co. ($430,516); Strategic Income -- Donaldson Lufkin & Jenrette ($1,571,920), J. P. Morgan & Co. ($697,763), Merrill Lynch & Co. ($215,567), Morgan Stanley Dean Witter Discover & Co. ($748,750).

ABOUT THE MONEY MARKET FUND. With respect to the Primary Institutional Fund in which the Money Market Fund invests its assets, RMCI is responsible for decisions to buy and sell securities, broker-dealer selection and negotiation of commission rates. As investment securities transactions made by the Primary Institutional Fund are normally principal transactions at net prices, the Primary Institutional Fund does not normally incur brokerage commissions. Purchases of securities from underwriters involve a commission or concession paid by the issuer to the underwriter and aftermarket transactions with dealers involve a spread between the bid and asked prices. The Primary Institutional Fund has not paid any brokerage commissions during the past three fiscal years.

The Primary Institutional Fund's policy of investing in debt securities maturing within 13 months results in high portfolio turnover. However, because the cost of these transactions is minimal, high turnover does not have a material, adverse effect upon the net asset value ("NAV") or yield of the Primary Institutional Fund.

Subject to the overall supervision of the officers of the Primary Institutional Fund and the Board of Trustees of Reserve Institutional Trust, RMCI places all orders for the purchase and sale of the Primary Institutional Fund's investment securities. In general, in the purchase and sale of investment securities, RMCI will seek to obtain prompt and reliable execution of orders at the most favorable prices and yields. In determining best price and execution, RMCI may take into account a dealer's operational and financial capabilities, the type of transaction involved, the dealer's general relationship with RMCI, and any statistical, research, or other services provided by the dealer to RMCI. To the extent such non-price factors are taken into account the execution price paid may be increased, but only in reasonable relation to the benefit of such non-price factors to the Primary Institutional Fund as determined by RMCI. Brokers or dealers who execute investment securities transactions may also sell shares of the Primary Institutional Fund; however, any such sales will be neither a qualifying nor disqualifying factor in the selection of brokers or dealers.

When orders to purchase or sell the same security on identical terms are simultaneously placed for the Primary Institutional Fund and other investment companies managed by RMCI, the transactions are allocated as to amount in accordance with each order placed for each fund. However, RMCI may not always be able to purchase or sell the same security on identical terms for all investment companies affected.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION


A complete description of the manner in which shares may be purchased, redeemed or exchanged appears in the Prospectus under "Shareholder Guide." Shares of the Funds are offered at the net asset value next computed following receipt of the order by the dealer (and/or the Distributor) or by the Trust's transfer agent, DST Systems, Inc. ("Transfer Agent"), plus, for Class A shares, a varying sales charge depending upon the class of shares purchased and the amount of money invested, as set forth in the Prospectus.


Certain investors may purchase shares of the Funds with liquid assets with a value which is readily ascertainable by reference to a domestic exchange price and which would be eligible for purchase by a Fund consistent with the Fund's investment policies and restrictions. These transactions only will be effected if the Portfolio Manager intends to retain the security in the Fund as an investment. Assets so purchased by a Fund will be valued in generally the same manner as they would be valued for purposes of pricing the Fund's shares, if such assets were included in the Fund's assets at the time of purchase. The Trust reserves the right to amend or terminate this practice at any time.

SPECIAL PURCHASES AT NET ASSET VALUE. Class A shares of the Funds may be purchased at net asset value, without a sales charge, by persons who have redeemed their Class A shares of a Fund (or shares of other funds managed by the Investment Manager in accordance with the terms of such privileges established for such funds) within the previous 90 days. The amount that may be so reinvested in the Fund is limited to an amount up to, but not exceeding, the redemption proceeds (or to the nearest full share if fractional shares are not purchased). In order to exercise this privilege, a written order for the purchase of shares must be received by the Transfer Agent, or be postmarked, within 90 days after the date of redemption. This privilege may only be used once per calendar year. Payment must accompany the request and the purchase will be made at the then current net asset value of the Fund. Such purchases may also be handled by a securities dealer who may charge a shareholder for this service. If the shareholder has realized a gain on the redemption, the transaction is taxable and any reinvestment will not alter any applicable Federal capital gains tax. If there has been a loss on the redemption and a subsequent reinvestment pursuant to this privilege, some or all of the loss may not be allowed as a tax deduction depending upon the amount reinvested, although such disallowance is added to the tax basis of the shares acquired upon the reinvestment.

Class A Shares of the Funds may also be purchased at net asset value by any person who can document that Fund shares were purchased with proceeds from the redemption (within the previous 90 days) of shares from any unaffiliated mutual fund on which a sales charge was paid or which were subject at any time to a CDSC, and the Distributor has determined in its discretion that the unaffiliated fund invests primarily in the same types of securities as the Pilgrim Fund purchased.


Additionally, Class A Shares of the Funds may also be purchased at net asset value by any charitable organization or any state, county, or city, or any instrumentality, department, authority or agency thereof that has determined that a Fund is a legally permissible investment and that is prohibited by applicable investment law from paying a sales charge or commission in connection with the purchase of shares of any registered management investment company ("an eligible governmental authority"). If an investment by an eligible governmental authority at net asset value is made though a dealer who has executed a selling group agreement with respect to the Trust (or the other open-end Pilgrim Funds) the Distributor may pay the selling firm 0.25% of the Offering Price.

Officers, trustees and bona fide full-time employees of the Trust and officers, trustees and full-time employees of the Investment Manager, any Portfolio Manager, the Distributor, the Trust's service providers or affiliated corporations thereof or any trust, pension, profit-sharing or other benefit plan for such persons, broker-dealers, for their own accounts or for members of their families (defined as current spouse, children, parents, grandparents, uncles, aunts, siblings, nephews, nieces, step-relations, relations at-law, and cousins) employees of such broker-dealers (including their immediate families) and discretionary advisory accounts of the Investment Manager or any Portfolio
Manager, may purchase Class A shares of a Fund at net asset value without a sales charge. Such purchaser may be required to sign a letter stating that the purchase is for his own investment purposes only and that the securities will not be resold except to the Fund. The Trust may, under certain circumstances, allow registered investment advisers to make investments on behalf of their clients at net asset value without any commission or concession.

Class A shares may also be purchased at net asset value by certain fee based registered investment advisers, trust companies and bank trust departments under certain circumstances making investments on behalf of their clients and by shareholders who have authorized the automatic transfer of dividends from the same class of another open-end fund managed by the Investment Manager or from Pilgrim Prime Rate Trust.

Class A shares of all Funds with a sales charge may also be purchased without a sales charge by (i) shareholders who have authorized the automatic transfer of dividends from the same class of another Pilgrim Fund distributed by the Distributor or from Pilgrim Prime Rate Trust; (ii) registered investment advisors, trust companies and bank trust departments investing in Class A shares on their own behalf or on behalf of their clients, provided that the aggregate amount invested in any one or more Funds, during the 13 month period starting with the first investment, equals at least $1 million; (iii) broker-dealers, who have signed selling group agreements with the Distributor, and registered representatives and employees of such broker-dealers, for their own accounts or for members of their families (defined as current spouse, children, parents, grandparents, uncles, aunts, siblings, nephews, nieces, step relations, relations-at-law and cousins); (iv) broker-dealers using third party administrators for qualified retirement plans who have entered into an agreement with the Pilgrim Funds or an affiliate, subject to certain operational and minimum size requirements specified from time-to-time by the Pilgrim Funds; (v) accounts as to which a banker or broker-dealer charges an account management fee (`wrap accounts'); and (vi) any registered investment company for which Pilgrim Investments, Inc. serves as adviser.

The Funds may terminate or amend the terms of these sales charge waivers at any time.


LETTERS OF INTENT AND RIGHTS OF ACCUMULATION. An investor may immediately qualify for a reduced sales charge on a purchase of Class A shares of any of the Funds which offers Class A shares or shares with front-end sales charges, by completing the Letter of Intent section of the Shareholder Application in the Prospectus (the "Letter of Intent" or "Letter"). By completing the Letter, the investor expresses an intention to invest during the next 13 months a specified amount which if made at one time would qualify for the reduced sales charge. At any time within 90 days after the first investment which the investor wants to qualify for the reduced sales charge, a signed Shareholder Application, with the Letter of Intent section completed, may be filed with the Fund. After the Letter of Intent is filed, each additional investment made will be entitled to the sales charge applicable to the level of investment indicated on the Letter of Intent as described above. Sales charge reductions based upon purchases in more than one investment in the Pilgrim Funds will be effective only after notification to the Distributor that the investment qualifies for a discount. The shareholder's holdings in the Investment Manager's funds acquired within 90 days before the Letter of Intent is filed will be counted towards completion of the Letter of Intent but will not be entitled to a retroactive downward adjustment of sales charge until the Letter of Intent is fulfilled. Any redemptions made by the shareholder during the 13-month period will be subtracted from the amount of the purchases for purposes of determining whether the terms of the Letter of Intent have been completed. If the Letter of Intent is not completed within the 13-month period, there will be an upward adjustment of the sales charge as specified below, depending upon the amount actually purchased (less redemption) during the period.


An investor acknowledges and agrees to the following provisions by completing the Letter of Intent section of the Shareholder Application in the Prospectus. A minimum initial investment equal to 25% of the intended total investment is required. An amount equal to the maximum sales charge or 5.75% of the total intended purchase will be held in escrow at Pilgrim Funds, in the form of shares, in the investor's name to assure that the full applicable sales charge will be paid if the intended purchase is not completed. The shares in escrow will be included in the total shares owned as reflected on the monthly statement; income and capital gain distributions on the escrow shares will be paid directly by the investor. The escrow shares will not be available for redemption by the investor until the Letter of Intent has been completed, or the higher sales charge paid. If the total purchases, less redemptions, equal the amount specified under the Letter, the shares in escrow will be released. If the total purchases, less redemptions, exceed the amount specified under the Letter and is an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made by the Distributor and the dealer with whom purchases were made pursuant to the Letter of Intent (to reflect such further quantity discount) on purchases made within 90 days before, and on those made after filing the Letter. The resulting difference in offering price will be applied to the purchase of additional shares at the applicable offering price. If the total purchases, less redemptions, are less than the amount specified under the Letter, the investor will remit to the Distributor an amount equal to the difference in dollar amount of sales charge actually paid and the amount of sales charge which would have applied to the aggregate purchases if the total of such purchases had been made in a single account in the name of the investor or to the investor's order. If within 10 days after written request such difference in sales charge is not paid, the redemption of an appropriate number of shares in escrow to realize such difference will be made. If the proceeds from a total redemption are inadequate, the investor will be liable to the Distributor for the difference. In the event of a total redemption of the account prior to fulfillment of the Letter of Intent, the additional sales charge due will be deducted from the proceeds of the redemption and the balance will be forwarded to the Investor. By completing the Letter of Intent section of the Shareholder Application, an investor grants to the Distributor a security interest in the shares in escrow and agrees to irrevocably appoint the Distributor as his attorney-in-fact with full power of substitution to surrender for redemption any or all shares for the purpose of paying any additional sales charge due and authorizes the Transfer Agent or Sub-Transfer Agent to receive and redeem shares and pay the proceeds as directed by the Distributor. The investor or the securities dealer must inform the Transfer Agent or the Distributor that this Letter is in effect each time a purchase is made.

If at any time prior to or after completion of the Letter of Intent the investor wishes to cancel the Letter of Intent, the investor must notify the Distributor in writing. If, prior to the completion of the Letter of Intent, the investor requests the Distributor to liquidate all shares held by the investor, the Letter of Intent will be terminated automatically. Under either of these situations, the total purchased may be less than the amount specified in the Letter of Intent. If so, the Distributor will redeem at NAV to remit to the Distributor and the appropriate authorized dealer an amount equal to the difference between the dollar amount of the sales charge actually paid and the amount of the sales charge that would have been paid on the total purchases if made at one time.

The value of shares of the Fund plus shares of the other open-end funds distributed by the Distributor (excluding the Money Market Fund) can be combined with a current purchase to determine the reduced sales charge and applicable offering price of the current purchase. The reduced sales charge apply to quantity purchases made at one time or on a cumulative basis over any period of time by (i) an investor, (ii) the investor's spouse and children under the age of majority, (iii) the investor's custodian accounts for the benefit of a child under the Uniform gift to Minors Act, (iv) a trustee or other fiduciary of a single trust estate or a single fiduciary account (including a pension, profit-sharing and/or other employee benefit plans qualified under Section 401 of the Code), by trust companies' registered investment advisors, banks and bank trust departments for accounts over which they exercise exclusive investment discretionary authority and which are held in a fiduciary, agency, advisory, custodial or similar capacity.

The reduced sales charge also apply on a non-cumulative basis, to purchases made at one time by the customers of a single dealer, in excess of $1 million. The Letter of Intent option may be modified or discontinued at any time.

Shares of the Fund and other open-end  Pilgrim Funds (excluding the Money Market
Fund) purchased and owned of record or beneficially by a corporation, including employees of a single employer (or affiliates thereof) including shares held by its employees, under one or more retirement plans, can be combined with a current purchase to determine the reduced sales charge and applicable offering price of the current purchase, provided such transactions are not prohibited by one or more provisions of the Employee Retirement Income Security Act or the Internal Revenue Code. Individuals and employees should consult with their tax advisors concerning the tax rules applicable to retirement plans before investing.

REDEMPTIONS. Payment to shareholders for shares redeemed will be made within seven days after receipt by the Fund's Transfer Agent of the written request in proper form, except that a Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the New York Stock Exchange is restricted as determined by the SEC or such exchange is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio series or valuation of net assets of a Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of a Fund's shareholders. At various times, a Fund may be requested to redeem shares for which it has not yet received good payment. Accordingly, the Fund may delay the mailing of a redemption check until such time as it has assured itself that good payment has been collected for the purchase of such shares, which may take up to 15 days or longer.

Each Fund intends to pay in cash for all shares redeemed, but under abnormal conditions that make payment in cash unwise, a Fund may make payment wholly or partly in securities at their then current market value equal to the redemption price. In such case, an investor may incur brokerage costs in converting such securities to cash. However, each Trust has elected to be governed by the provisions of Rule 18f-1 under the 1940 Act, which contain a formula for determining the minimum amount of cash to be paid as part of any redemption. In the event a Fund must liquidate portfolio securities to meet redemptions, it reserves the right to reduce the redemption price by an amount equivalent to the pro-rated cost of such liquidation not to exceed one percent of the net asset value of such shares.

Due to the relatively high cost of handling small investments, the Trust reserves the right, upon 30 days written notice, to redeem, at net asset value (less any applicable deferred sales charge), the shares of any shareholder whose account has a value of less than $1,000 in the Fund, other than as a result of a decline in the net asset value per share. Before the Fund redeems such shares and sends the proceeds to the shareholder, it will notify the shareholder that the value of the shares in the account is less than the minimum amount and will allow the shareholder 30 days to make an additional investment in an amount that will increase the value of the account to at least $1,000 before the redemption is processed. This policy will not be implemented where a Fund has previously waived the minimum investment requirements.

The value of shares on redemption or repurchase may be more or less than the investor's cost, depending upon the market value of the portfolio securities at the time of redemption or repurchase.


Certain purchases of Class A shares and most Class B and Class C shares may be subject to a CDSC. Shareholders will be charged a CDSC if certain of those shares are redeemed within the applicable time period as stated in the prospectus.


No CDSC is imposed on any shares subject to a CDSC to the extent that those shares (i) are no longer subject to the applicable holding period, (ii) resulted from reinvestment of distributions on CDSC shares or (iii) were exchanged for shares of another fund managed by the Investment Manager, provided that the shares acquired in such exchange and subsequent exchanges will continue to remain subject to the CDSC, if applicable, until the applicable holding period expires.

The CDSC or redemption fee will be waived for certain redemptions of shares upon
(i) the death or permanent disability of a shareholder, or (ii) in connection with mandatory distributions from an Individual Retirement Account ("IRA") or other qualified retirement plan. The CDSC or redemption fee will be waived in the case of a redemption of shares following the death or permanent disability of a shareholder if the redemption is made within one year of death or initial determination of permanent disability. The waiver is available for total or partial redemptions of shares owned by an individual or an individual in joint tenancy (with rights of survivorship), but only for redemptions of shares held at the time of death or initial determination of permanent disability. The CDSC or redemption fee will also be waived in the case of a total or partial redemption of shares in connection with any mandatory distribution from a tax-deferred retirement plan or an IRA. The waiver does not apply in the case of a tax-free rollover or transfer of assets, other than one following a separation from services, except that a CDSC or redemption fee may be waived in certain circumstances involving redemptions in connection with a distribution from a qualified employer retirement plan in connection with termination of employment or termination of the employer's plan and the transfer to another employer's plan or to an IRA. The shareholder must notify the Fund either directly or through the Distributor at the time of redemption that the shareholder is entitled to a waiver of CDSC or redemption fee. The waiver will then be granted subject to confirmation of the shareholder's entitlement.

The CDSC or redemption fee, which may be imposed on Class A shares purchased in excess of $1 million, will also be waived for registered investment advisors, trust companies and bank trust departments investing on their own behalf or on behalf of their clients.

REINSTATEMENT PRIVILEGE. If you sell Class B or Class C shares of a Pilgrim Fund, you may reinvest some or all of the proceeds in the same share class within 90 days without a sales charge. Reinstated Class B and Class C shares will retain their original cost and purchase date for purposes of the CDSC. The amount of any CDSC also will be reinstated. To exercise this privilege, the written order for the purchase of shares must be received by the Transfer Agent or be postmarked within 90 days after the date of redemption. This privilege can be used only once per calendar year. If a loss is incurred on the redemption and the reinstatement privilege is used, some or all of the loss may not be allowed as a tax deduction.

CONVERSION OF CLASS B SHARES. Except for Class B shares of the Money Market Fund, a shareholder's Class B shares will automatically convert to Class A shares in the Fund on the first business day of the month in which the eighth anniversary of the issuance of the Class B shares occurs, together with a pro rata portion of all Class B shares representing dividends and other distributions paid in additional Class B shares. However, Class B shares of the Funds that were acquired before May 24, 1999, and which have not been exchanged into any other Fund since that date, will convert seven years after purchase. The conversion of Class B shares into Class A shares is subject to the continuing availability of an opinion of counsel or an Internal Revenue Service ("IRS") ruling, if the Investment Manager deems it advisable to obtain such advice, to the effect that (1) such conversion will not constitute taxable events for federal tax purposes; and (2) the payment of different dividends on Class A and Class B shares does not result in the Fund's dividends or distributions constituting "preferential dividends" under the Internal Revenue Code of 1986. The Class B shares so converted will no longer be subject to the higher expenses borne by Class B shares. The conversion will be effected at the relative net asset values per share of the two Classes.


DEALER COMMISSIONS AND OTHER INCENTIVES. In connection with the sale of shares of the Funds, the Distributor may pay Authorized Dealers of record a sales commission as a percentage of the purchase price. In connection with the sale of Class A shares, the Distributor will reallow to Authorized Dealers of record from the sales charge on such sales the following amounts:

                                   EQUITY FUNDS AND
AMOUNT OF TRANSACTION            EQUITY & INCOME FUNDS              INCOME FUNDS
---------------------            ---------------------              ------------
Less than $50,000                        5.00%                          4.25%
$50,000 - $99,999                        3.75%                          4.00%
$100,000 - $249,999                      2.75%                          3.00%
$250,000 - $499,000                      2.00%                          2.25%
$500,000 - $999,999                      1.75%                          1.75%
$1,000,000 and over                    See below                      See below

The Distributor may pay to Authorized Dealers out of its own assets commissions on shares sold in Classes A, B and C, at net asset value, which at the time of investment would have been subject to the imposition of a contingent deferred sales charge ("CDSC") if redeemed. There is no sales charge on purchases of $1,000,000 or more of Class A shares. However, such purchases may be subject to a CDSC, as disclosed in the Prospectus. The Distributor will pay Authorized
Dealers of record commissions at the rates shown in the table below for purchases of Class A shares that are subject to a CDSC:

                                            DEALER COMMISSION AS A PERCENTAGE OF
AMOUNT OF TRANSACTION                                  AMOUNT INVESTED
---------------------                       ------------------------------------
$1,000,000 to $2,499,000                                    1.00%
$2,500,000 to $4,999,999                                    0.50%
$5,000,000 and over                                         0.25%

Also, the Distributor will pay out of its own assets a commission of 1% of the amount invested for purchases of Class A shares of less than $1 million by qualified employer retirement plans with 50 or more participants.

The Distributor will pay out of its own assets a commission of 4% of the amount invested for purchases of Class B shares subject to a CDSC. For purchases of Class C shares subject to a CDSC, the Distributor may pay out of its own assets a commission of 1% of the amount invested of each Fund other than Strategic Income Fund and 0.75% of the amount invested of Strategic Income Fund.

The Distributor may, from time to time, at its discretion, allow a selling dealer to retain 100% of a sales charge, and such dealer may therefore be deemed an "underwriter" under the Securities Act of 1933, as amended. The Distributor, at its expense, may also provide additional promotional incentives to dealers. The incentives may include payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and members of their families to locations within or outside of the United States, merchandise or other items. For more information on incentives, see "Management of the Funds -- 12b-1 Plans" in this Statement of Additional Information.


                          DETERMINATION OF SHARE PRICE

As noted in the Prospectus, the net asset value and offering price of each class of each Fund's shares will be determined once daily as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. New York time) during each day on which that Exchange is open for trading. As of the date of this Statement of Additional Information, the New York Stock Exchange is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Portfolio securities listed or traded on a national securities exchange or included in the NASDAQ National Market System will be valued at the last reported sale price on the valuation day. Securities traded on an exchange or NASDAQ for which there has been no sale that day and other securities traded in the over-the-counter market will be valued at the mean between the last reported bid and asked prices on the valuation day. Portfolio securities underlying traded call options will be valued at their market price as determined above; however, the current market value of the option written will be subtracted from net asset value. In cases in which securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Trustees as the primary market. Short-term obligations maturing in less than 60 days will generally be valued at amortized cost. Other debt securities are valued at bid prices obtained from independent pricing services or from one or more dealers making markets in the securities, with the exception of Convertible Fund which values at the mean between the bid and ask. The mortgage securities held in a Fund's portfolio will be valued at the mean between the most recent bid and asked prices as obtained from one or more dealers that make markets in the securities when over-the counter market quotations are readily available. Securities for which quotations are not readily available and all other assets will be valued at their respective fair values as determined in good faith by or under the direction of the Board of Trustees of the Trust. Any assets or liabilities initially expressed in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the day of valuation.

The value of the foreign securities traded on exchanges outside the United States is based upon the price on the exchange as of the close of business of the exchange preceding the time of valuation (or, if earlier, at the time of a Fund's valuation). Quotations of foreign securities in foreign currency are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time net asset value is computed. The calculation of net asset value of a Fund may not take place contemporaneously with the determination of the prices of certain portfolio securities of foreign issuers used in such calculation. Further, the prices of foreign securities are determined using information derived from pricing services and other sources. Information that becomes known to a Fund or its agents after the time that net asset value is calculated on any business day may be assessed in determining net asset value per share after the time of receipt of the information, but will not be used to retroactively adjust the price of the security so determined earlier or on a prior day. Events affecting the values of portfolio securities that occur between the time their prices are determined and the time when the Fund's net asset value is determined may not be reflected in the calculation of net asset value. If events materially affecting the value of such securities occur during such period, then these securities may be valued at fair value as determined by the management and approved in good faith by the Board of Trustees.

The shares of the Primary Institutional Fund in which the Money Market Fund invests substantially all of its assets are valued at the net asset value of the Primary Institutional Fund's shares held by the Money Market Fund which is based on the net asset value per share determined by the Primary Institutional Fund.

In computing a class of a Fund's net asset value, all class-specific liabilities incurred or accrued are deducted from the class' net assets. The resulting net assets are divided by the number of shares of the class outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the net asset value per share.

The per share net asset value of Class A shares generally will be higher than the per share net asset value of shares of the other classes, reflecting daily expense accruals of the higher distribution fees applicable to Class B and Class C shares. It is expected, however, that the per share net asset value of the classes will tend to converge immediately after the payment of dividends or distributions that will differ by approximately the amount of the expense accrual differentials between the classes.

Orders received by dealers prior to the close of regular trading on the New York Stock Exchange will be confirmed at the offering price computed as of the close of regular trading on the Exchange provided the order is received by the Distributor prior to its close of business that same day (normally 4:00 P.M. Pacific time). It is the responsibility of the dealer to insure that all orders are transmitted timely to the Fund. Orders received by dealers after the close of regular trading on the New York Stock Exchange will be confirmed at the next computed offering price as described in the Prospectus.

                             SHAREHOLDER INFORMATION

Certificates representing shares of a particular Fund will not normally be issued to shareholders (and not at all for shares of the Money Market Fund). The Transfer Agent will maintain an account for each shareholder upon which the registration and transfer of shares are recorded, and any transfers shall be reflected by bookkeeping entry, without physical delivery.

The Transfer Agent will require that a shareholder provide requests in writing, accompanied by a valid signature guarantee form, when changing certain information in an account (i.e., wiring instructions, telephone privileges, etc.).

The Trust reserves the right, if conditions exist that make cash payments undesirable, to honor any request for redemption or repurchase order with respect to shares of a Fund by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Fund's net asset value (redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting theses securities to cash. The Trust has elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which a Fund is obligated to redeem shares with respect to any one shareholder during any 90-day period solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.

                       SHAREHOLDER SERVICES AND PRIVILEGES

As discussed in the Prospectus, the Funds (other than the Money Market Fund) provide a Pre-Authorized Investment Program for the convenience of investors who wish to purchase shares of a Fund on a regular basis. Such a Program may be started with an initial investment ($1,000 minimum) and subsequent voluntary purchases ($100 minimum) with no obligation to continue. The Program may be terminated without penalty at any time by the investor or the Funds. The minimum investment requirements may be waived by the Fund for purchases made pursuant to
(i) employer-administered payroll deduction plans, (ii) profit-sharing, pension, or individual or any employee retirement plans, or (iii) purchases made in connection with plans providing for periodic investments in Fund shares.

For investors purchasing shares of a Fund under a tax-qualified individual retirement or pension plan or under a group plan through a person designated for the collection and remittance of monies to be invested in shares of a Fund on a periodic basis, the Fund may, in lieu of furnishing confirmations following each purchase of Fund shares, send statements no less frequently than quarterly pursuant to the provisions of the Securities Exchange Act of 1934, as amended, and the rules thereunder. Such quarterly statements, which would be sent to the investor or to the person designated by the group for distribution to its members, will be made within five business days after the end of each quarterly period and shall reflect all transactions in the investor's account during the preceding quarter.

All shareholders will receive a confirmation of each new transaction in their accounts, which will also show the total number of Fund shares owned by each shareholder, the number of shares being held in safekeeping by the Fund's Transfer Agent for the account of the shareholder and a cumulative record of the account for the entire year. Shareholders may rely on these statements in lieu of certificates. Certificates representing shares of a fund will not be issued unless the shareholder requests them in writing.

SELF-EMPLOYED AND CORPORATE RETIREMENT PLANS. For self-employed individuals and corporate investors that wish to purchase shares of a Fund, there is available through the Fund a Prototype Plan and Custody Agreement. The Custody Agreement provides that Investors Fiduciary Trust Company, Kansas City, Missouri, will act as Custodian under the Plan, and will furnish custodial services for an annual maintenance fee of $12.00 for each participant, with no other charges. (This fee is in addition to the normal Custodian charges paid by the Funds.) The annual contract maintenance fee may be waived from time to time. For further details, including the right to appoint a successor Custodian, see the Plan and Custody Agreements as provided by the Trust. Employers who wish to use shares of a Fund under a custodianship with another bank or trust company must make individual arrangements with such institution.

INDIVIDUAL RETIREMENT ACCOUNTS. Investors having earned income are eligible to purchase shares of a Fund under an IRA pursuant to Section 408(a) of the Internal Revenue Code. An individual who creates an IRA may contribute annually certain dollar amounts of earned income, and an additional amount if there is a non-working spouse. Simple IRA plans that employers may establish on behalf of their employees are also available. Roth IRA plans that enable employed and self-employed individuals to make non-deductible contributions, and, under certain circumstances, effect tax-free withdrawals, are also available. Copies of a model Custodial Account Agreement are available from the Distributor. Investors Fiduciary Trust Company, Kansas City, Missouri, will act as the Custodian under this model Agreement, for which it will charge the investor an annual fee of $12.00 for maintaining the Account (such fee is in addition to the normal custodial charges paid by the Funds). Full details on the IRA are contained in an IRS required disclosure statement, and the Custodian will not open an IRA until seven (7) days after the investor has received such statement from the Trust. An IRA using shares of a Fund may also be used by employers who have adopted a Simplified Employee Pension Plan.

Purchases of Fund shares by Section 403(b) and other retirement plans are also available. Section 403(b) plans are arrangements by a public school organization or a charitable, educational, or scientific organization that is described in
Section 501(c)(3) of the Internal Revenue Code under which employees are permitted to take advantage of the federal income tax deferral benefits provided for in Section 403(b) of the Code. It is advisable for an investor considering the funding of any retirement plan to consult with an attorney or to obtain advice from a competent retirement plan consultant.

TELEPHONE REDEMPTION AND EXCHANGE PRIVILEGES. As discussed in the Prospectus, the telephone redemption and exchange privileges are available for all shareholder accounts; however, retirement accounts may not utilize the telephone redemption privilege. The telephone privileges may be modified or terminated at any time. The privileges are subject to the conditions and provisions set forth below and in the Prospectus.

     1. Telephone redemption and/or exchange instructions received in good order before the pricing of a Fund on any day on which the New York Stock Exchange is open for business (a "Business Day"), but not later than 4:00 p.m. eastern time, will be processed at that day's closing net asset value. For each exchange, the shareholder's account may be charged an exchange fee. There is no fee for telephone redemption; however, redemptions of Class A, Class B and Class C shares may be subject to a contingent deferred sales charge (See "Redemption of Shares" in the Prospectus).

     2. Telephone redemption and/or exchange instructions should be made by dialing 1-800-992-0180 and selecting option 3.

     3. Pilgrim Funds will not permit exchanges in violation of any of the terms and conditions set forth in the Funds' Prospectus or herein.

     4. Telephone redemption requests must meet the following conditions to be accepted by Pilgrim Funds:

          (a) Proceeds of the redemption may be directly deposited into a predetermined bank account, or mailed to the current address on the registration. This address cannot reflect any change within the previous sixty (60) days.

          (b)  Certain  account   information  will  need  to  be  provided  for
               verification purposes before the redemption will be executed.

          (c) Only one telephone redemption (where proceeds are being mailed to the address of record) can be processed with in a 30 day period.

          (d) The maximum amount which can be liquidated and sent to the address of record at any one time is $100,000.

          (e) The minimum amount which can be liquidated and sent to a predetermined bank account is $5,000.

     5. If the exchange involves the establishment of a new account, the dollar amount being exchanged must at least equal the minimum investment requirement of the Pilgrim Fund being acquired.

     6. Any new account established through the exchange privilege will have the same account information and options except as stated in the Prospectus.

     7. Certificated shares cannot be redeemed or exchanged by telephone but must be forwarded to Pilgrim at P.O. Box 419368, Kansas City, MO 64141 and deposited into your account before any transaction may be processed.

     8. If a portion of the shares to be exchanged are held in escrow in connection with a Letter of Intent, the smallest number of full shares of the Pilgrim Fund to be purchased on the exchange having the same aggregate net asset value as the shares being exchanged shall be substituted in the escrow account. Shares held in escrow may not be redeemed until the Letter of Intent has expired and/or the appropriate adjustments have been made to the account.

     9. Shares may not be exchanged and/or redeemed unless an exchange and/or redemption privilege is offered pursuant to the Funds' then-current prospectus.

     10. Proceeds of a redemption may be delayed up to 15 days or longer until the check used to purchase the shares being redeemed has been paid by the bank upon which it was drawn.

SYSTEMATIC WITHDRAWAL PLAN. You may elect to make periodic withdrawals from your account in any fixed amount in excess of $100 ($1,000 in the case of Class Q) to yourself, or to anyone else you properly designate, as long as the account has a current value of at least $10,000 ($250,000 in the case of Class Q). To establish a systematic cash withdrawal, complete the Systematic Withdrawal Plan section of the Account Application. To have funds deposited to your bank account, follow the instructions on the Account Application. You may elect to have monthly, quarterly, semi-annual or annual payments. Redemptions are normally processed on the fifth day prior to the end of the month, quarter or year. Checks are then mailed or proceeds are forwarded to your bank account on or about the first of the following month. You may change the amount, frequency and payee, or terminate the plan by giving written notice to the Transfer Agent. A Systematic Withdrawal Plan may be modified at any time by the Fund or terminated upon written notice by the relevant Fund.

During the withdrawal period, you may purchase additional shares for deposit to your account, subject to any applicable sales charge, if the additional purchases are equal to at least one year's scheduled withdrawals, or $1,200 ($12,000 in the case of Class Q), whichever is greater. There are no separate charges to you under this Plan, although a CDSC may apply if you purchased Class A, B or C shares. Shareholders who elect to have a systematic cash withdrawal must have all dividends and capital gains reinvested. As shares of a Fund are redeemed under the Plan, you may realize a capital gain or loss for income tax purposes.

                                  DISTRIBUTIONS

As noted in the Prospectus, shareholders have the privilege of reinvesting both income dividends and capital gains distributions, if any, in additional shares of a respective class of a Fund at the then current net asset value, with no sales charge. The Funds' management believes that most investors desire to take advantage of this privilege. It has therefore made arrangements with its Transfer Agent to have all income dividends and capital gains distributions that are declared by the Funds automatically reinvested for the account of each shareholder. A shareholder may elect at any time by writing to the Fund or the Transfer Agent to have subsequent dividends and/or distributions paid in cash. In the absence of such an election, each purchase of shares of a class of a Fund is made upon the condition and understanding that the Transfer Agent is automatically appointed the shareholder's agent to receive his dividends and distributions upon all shares registered in his name and to reinvest them in full and fractional shares of the respective class of the Fund at the applicable net asset value in effect at the close of business on the reinvestment date. A shareholder may still at any time after a purchase of Fund shares request that dividends and/or capital gains distributions be paid to him in cash.

                               TAX CONSIDERATIONS

The following discussion summarizes certain U.S. federal tax considerations generally affecting the Funds and its shareholders. This discussion does not provide a detailed explanation of all tax consequences, and shareholders are advised to consult their own tax advisers with respect to the particular federal, state, local and foreign tax consequences to them of an investment in the Funds. This discussion is based on the Internal Revenue Code of 1986, as amended (the "Code"), Treasury Regulations issued thereunder, and judicial and administrative authorities as in effect on the date of this Statement of Additional Information, all of which are subject to change, which change may be retroactive.

Each Fund intends to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). To so qualify, each Fund must, among other things: (a) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities and gains from the sale or other disposition of foreign currencies, or other income (including gains from options, futures contracts and forward contracts) derived with respect to the Fund's business of investing in stocks, securities or currencies; (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the value of the Fund's total assets is represented by cash and cash items, U.S. Government securities, securities of other regulated investment companies, and other securities, with such other securities limited in respect of any one issuer to an amount not greater in value than 5% of the Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's total assets is invested in the securities (other than U.S. Government securities or securities of other regulated investment companies) of any one issuer or of any two or more issuers that the Fund controls and that are determined to be engaged in the same business or similar or related businesses; and (c) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) each taxable year.

The U.S. Treasury Department is authorized to issue regulations providing that foreign currency gains that are not directly related to a Fund's principal business of investing in stock or securities (or options and futures with respect to stock or securities) will be excluded from the income which qualifies for purposes of the 90% gross income requirement described above. To date, however, no such regulations have been issued.

The status of the Funds as regulated investment companies does not involve government supervision of management or of their investment practices or policies. As a regulated investment company, a Fund generally will be relieved of liability for U.S. federal income tax on that portion of its investment company taxable income and net realized capital gains which it distributes to its shareholders. Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement also are subject to a nondeductible 4% excise tax. To prevent application of the excise tax, each Fund intends to make distributions in accordance with the calendar year distribution requirement.

DISTRIBUTIONS. Dividends of investment company taxable income (including net short-term capital gains) are taxable to shareholders as ordinary income. Distributions of investment company taxable income may be eligible for the corporate dividends-received deduction to the extent attributable to a Fund's dividend income from U.S. corporations, and if other applicable requirements are met. However, the alternative minimum tax applicable to corporations may reduce the benefit of the dividends-received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) designated by a Fund as capital gain dividends are not eligible for the dividends-received deduction and will generally be taxable to shareholders as long-term capital gains, regardless of the length of time the Fund's shares have been held by a shareholder, and are not eligible for the dividends-received deduction. Net capital gains from assets held for one year of less will be taxed as ordinary income. Generally, dividends and distributions are taxable to shareholders, whether received in cash or reinvested in shares of a Fund. Any distributions that are not from a Fund's investment company taxable income or net capital gain may be characterized as a return of capital to shareholders or, in some cases, as capital gain. Shareholders will be notified annually as to the federal tax status of dividends and distributions they receive and any tax withheld thereon.

Dividends, including capital gain dividends, declared in October, November, or December with a record date in such month and paid during the following January will be treated as having been paid by a Fund and received by shareholders on December 31 of the calendar year in which declared, rather than the calendar year in which the dividends are actually received.

Distributions by a Fund reduce the net asset value of the Fund shares. Should a distribution reduce the net asset value below a shareholder's cost basis, the distribution nevertheless may be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implication of buying shares just prior to a distribution by a Fund. The price of shares purchased at that time includes the amount of the forthcoming distribution, but the distribution will generally be taxable to them.

ORIGINAL ISSUE DISCOUNT. Certain debt securities acquired by a Fund may be treated as debt securities that were originally issued at a discount. Original issue discount can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity.
Although no cash income is actually received by the Fund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements of the Code. If the High Yield Fund II invests in certain high yield original issue discount securities issued by corporations, a portion of the original issue discount accruing on the securities may be eligible for the deduction for dividends received by corporations. In such event, properly designated dividends of investment company taxable income received from the High Yield Fund II by its corporate shareholders, to the extent attributable to such portion of accrued original issue discount, may be eligible for this deduction for dividends received by corporations.

Some of the debt securities may be purchased by a Fund at a discount which exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any taxable debt security having market discount generally will be treated as ordinary income to the extent it does not exceed the accrued market discount on such debt security. Generally, market discount accrues on a daily basis for each day the debt security is held by a Fund at a constant rate over the time remaining to the debt security's maturity or, at the election of a Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest.

FOREIGN CURRENCY TRANSACTIONS. Under the Code, gains or losses attributable to fluctuations in foreign currency exchange rates which occur between the time a Fund accrues income or other receivable or accrues expenses or other liabilities denominated in a foreign currency and the time a Fund actually collects such receivable or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain financial contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "section 988" gains and losses, may increase or decrease the amount of a Fund's net investment income to be distributed to its shareholders as ordinary income.

PASSIVE FOREIGN INVESTMENT COMPANIES. A Fund may invest in stocks of foreign companies that are classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. Under the PFIC rules, an "excess distribution" received with respect to PFIC stock is treated as having been realized ratably over the period during which a Fund held the PFIC stock. A Fund itself will be subject to tax on the portion, if any, of the excess distribution that is allocated to that Fund's holding period in prior taxable years (and an interest factor will be added to the tax, as if the tax had actually been payable in such prior taxable years) even though the Fund distributes the corresponding income to shareholders. Excess distributions include any gain from the sale of PFIC stock as well as certain distributions from a PFIC. All excess distributions are taxable as ordinary income.

A Fund may be able to elect alternative tax treatment with respect to PFIC stock. Under an election that currently may be available, a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether any distributions are received from the PFIC. If this election is made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. Alternatively, another election is available that involves marking to market the Funds' PFIC stock at the end of each taxable year with the result that unrealized gains are treated as though they were realized and are reported as ordinary income; any mark-to-market losses, as well as loss from an actual disposition of PFIC stock, are reported as ordinary loss to the extent of any net mark-to-market gains included in income in prior years.

FOREIGN WITHHOLDING TAXES. Income received by a Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, that Fund will be eligible and intends to elect to "pass through" to the Fund's shareholders the amount of foreign income and similar taxes paid by that Fund. Pursuant to this election, a shareholder will be required to include in gross income (in addition to taxable dividends actually received) his pro rata share of the foreign taxes paid by a Fund, and will be entitled either to deduct (as an itemized deduction) his pro rata share of foreign income and similar taxes in computing his taxable income or to use it as a foreign tax credit against his U.S. federal income tax liability, subject to limitations. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions, but such a shareholder may be eligible to claim the foreign tax credit (see below). Each shareholder will be notified within 60 days after the close of the relevant Fund's taxable year whether the foreign taxes paid by the Fund will "pass through" for that year.

Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his foreign source taxable income. For this purpose, if the pass-through election is made, the source of a Fund's income flows through to its shareholders. With respect to a Fund, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency denominated debt securities, receivable and payable, will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income (as defined for purposes of the foreign tax credit), including the foreign source passive income passed through by a Fund. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by a Fund. The foreign tax credit limitation rules do not apply to certain electing individual taxpayers who have limited creditable foreign taxes and no foreign source income other than passive investment-type income. The foreign tax credit is eliminated with respect to foreign taxes withheld on dividends if the dividend-paying shares or the shares of the Fund are held by the Fund or the shareholders, as the case may be, for less than 16 days (46 days in the case of preferred shares) during the 30-day period (90-day period for preferred shares) beginning 15 days (45 days for preferred shares) before the shares become ex-dividend. Foreign taxes may not be deducted in computing alternative minimum taxable income and the foreign tax credit can be used to offset only 90% of the alternative minimum tax (as computed under the Code for purposes of this limitation) imposed on corporations and individuals. If a Fund is not eligible to make the election to "pass through" to its shareholders its foreign taxes, the foreign income taxes it pays generally will reduce investment company taxable income and the distributions by a Fund will be treated as United States source income.

OPTIONS AND HEDGING TRANSACTIONS. The taxation of equity options (including options on narrow-based stock indices) and over-the-counter options on debt securities is governed by Code Section 1234. Pursuant to Code Section 1234, with respect to a put or call option that is purchased by a Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be short-term or long term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is short-term or long-term, depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

Certain options and financial contracts in which a Fund may invest are "section 1256 contracts." Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses ("60/40"); however, foreign currency gains or losses (as discussed below) arising from certain section 1256 contracts may be treated as ordinary income or loss. Also, section 1256 contracts held by a Fund at the end of each taxable year (and on certain other dates as prescribed under the Code) are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized.

Generally, the hedging transactions undertaken by a Fund may result in "straddles" for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund. In addition, losses realized by a Fund on positions that are part of the straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to a Fund of hedging transactions are not entirely clear. The hedging transactions may increase the amount of short-term capital gain realized by a Fund which is taxed as ordinary income when distributed to shareholders.

A Fund may make one or more of the elections available under the Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character, and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders and which will be taxed to shareholders as ordinary income or long-term capital gain may be increased or decreased as compared to a fund that did not engage in such hedging transactions.

Notwithstanding any of the foregoing, a Fund may recognize gain (but not loss) from a constructive sale of certain "appreciated financial positions" if the Fund enters into a short sale, notional principal contract, futures or forward contract transaction with respect to the appreciated position or substantially identical property. Appreciated financial positions subject to this constructive sale treatment are interests (including options, futures and forward contracts and short sales) in stock, partnership interests, certain actively traded trust instruments and certain debt instruments. Constructive sale treatment does not apply to certain transactions closed in the 90-day period ending with the 30th day after the close of the Fund's taxable year, if certain conditions are met.

Requirements relating to a Fund's tax status as a regulated investment company may limit the extent to which the Fund will be able to engage in transactions in options and foreign currency forward contracts.

SHORT SALES AGAINST THE BOX. If a Fund sells short "against the box," unless certain constructive sale rules (discussed above) apply, it may realize a capital gain or loss upon the closing of the sale. Such gain or loss generally will be long- or short-term depending upon the length of time the Fund held the security which it sold short. In some circumstances, short sales may have the effect of reducing an otherwise applicable holding period of a security in the portfolio. Were that to occur, the affected security would again have to be held for the requisite period before its disposition to avoid treating that security as having been sold within the first three months of its holding period. The constructive sale rule, however, alters this treatment by treating certain short sales against the box and other transactions as a constructive sale of the underlying security held by the Fund, thereby requiring current recognition of gain, as described more fully under "Options and Hedging Transactions" above. Similarly, if a Fund enters into a short sale of property that becomes substantially worthless, the Fund will recognize gain at that time as though it had closed the short sale. Future Treasury regulations may apply similar treatment to other transactions with respect to property that becomes substantially worthless.

OTHER INVESTMENT COMPANIES. It is possible that by investing in other investment companies, a Fund may not be able to meet the calendar year distribution requirement and may be subject to federal income and excise tax. The diversification and distribution requirements applicable to each Fund may limit the extent to which each Fund will be able to invest in other investment companies.

SALE OR OTHER DISPOSITION OF SHARES. Upon the sale or exchange of his shares, a shareholder will realize a taxable gain or loss depending upon his basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands, which generally may be eligible for reduced Federal tax rates, depending on the shareholder's holding period for the shares. Any loss realized on a sale or exchange will be disallowed to the extent that the shares disposed of are replaced (including replacement through the reinvesting of dividends and capital gain distributions in a Fund) within a period of 61 days beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the sale of a Fund's shares held by the shareholder for six months or less will be treated for federal income tax purposes as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder with respect to such shares.

In some cases, shareholders will not be permitted to take sales charges into account for purposes of determining the amount of gain or loss realized on the disposition of their shares. This prohibition generally applies where (1) the shareholder incurs a sales charge in acquiring the stock of a regulated investment company, (2) the stock is disposed of before the 91st day after the date on which it was acquired, and (3) the shareholder subsequently acquires shares of the same or another regulated investment company and the otherwise applicable sales charge is reduced or eliminated under a "reinvestment right" received upon the initial purchase of shares of stock. In that case, the gain or loss recognized will be determined by excluding from the tax basis of the shares exchanged all or a portion of the sales charge incurred in acquiring those shares. This exclusion applies to the extent that the otherwise applicable sales charge with respect to the newly acquired shares is reduced as a result of having incurred a sales charge initially. Sales charges affected by this rule are treated as if they were incurred with respect to the stock acquired under the reinvestment right. This provision may be applied to successive acquisitions of stock.

BACKUP WITHHOLDING. Each Fund generally will be required to withhold federal income tax at a rate of 31% ("backup withholding") from dividends paid, capital gain distributions, and redemption proceeds to shareholders if (1) the shareholder fails to furnish a Fund with the shareholder's correct taxpayer identification number or social security number and to make such certifications as a Fund may require, (2) the IRS notifies the shareholder or a Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he is not subject to backup withholding. Any amounts withheld may be credited against the shareholder's federal income tax liability.

FOREIGN SHAREHOLDERS. Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder. If the income from the Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income dividends will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of the Fund, capital gain dividends and amounts retained by the Fund that are designated as undistributed capital gains. If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign taxes.

OTHER TAXES. Distributions also may be subject to state, local and foreign taxes. U.S. tax rules applicable to foreign investors may differ significantly from those outlined above. This discussion does not purport to deal with all of the tax consequences applicable to shareholders. Shareholders are advised to consult their own tax advisers for details with respect to the particular tax consequences to them of an investment in a Fund.

                         CALCULATION OF PERFORMANCE DATA

Each Fund (other than the Money Market Fund) may, from time to time, include "total return" in advertisements or reports to shareholders or prospective investors. Quotations of average annual total return will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Fund over periods of 1, 5 and 10 years (up to the life of the Fund), calculated pursuant to the following formula which is prescribed by the SEC:

                                         n
                                 P(1 + T)  = ERV

Where:
         P   =    a hypothetical initial payment of $1,000,
         T   =    the average annual total return,
         n   =    the number of years, and
         ERV =    the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period.

All total return figures assume that all dividends are reinvested when paid.

From time to time, a Fund may advertise its average annual total return over various periods of time. These total return figures show the average percentage change in value of an investment in the Fund from the beginning date of the measuring period. These figures reflect changes in the price of the Fund's shares and assume that any income dividends and/or capital gains distributions made by the Fund during the period were reinvested in shares of the Fund. Figures will be given for one, five and ten year periods (if applicable) and may be given for other periods as well (such as from commencement of the Fund's operations, or on a year-by-year basis).

Quotations of yield for a Fund will be based on all investment income per share earned during a particular 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income") and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

                                  a - b     6
                               2[(----- + 1)  - 1]
                                   cd

where

         a =      dividends and interest earned during the period,
         b =      expenses accrued for the period (net of reimbursements),
         c =      the average daily number of shares outstanding during the
                  period that were entitled to receive dividends, and
         d =      the maximum offering price per share on the last day of the period.

Under this formula, interest earned on debt obligations for purposes of "a" above, is calculated by (1) computing the yield to maturity of each obligation held by the Fund based on the market value of the obligation (including actual accrued interest) at the close of business on the last day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest), (2) dividing that figure by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest as referred to above) to determine the interest income on the obligation for each day of the subsequent month that the obligation is in the Fund's portfolio (assuming a month of 30 days) and (3) computing the total of the interest earned on all debt obligations and all dividends accrued on all equity securities during the 30-day or one month period. In computing dividends accrued, dividend income is recognized by accruing 1/360 of the stated dividend rate of a security each day that the security is in the Fund's portfolio. For purposes of "b" above, Rule 12b-1 Plan expenses are included among the expenses accrued for the period. Any amounts representing sales charges will not be included among these expenses; however, the Fund will disclose the maximum sales charge as well as any amount or specific rate of any nonrecurring account charges. Undeclared earned income, computed in accordance with generally accepted accounting principles, may be subtracted from the maximum offering price calculation required pursuant to "d" above.

Certain Funds may also from time to time advertise their yield based on a 30-day or 90-day period ended on a date other than the most recent balance sheet included in the Fund's Registration Statement, computed in accordance with the yield formula described above, as adjusted to conform with the differing period for which the yield computation is based. Any quotation of performance stated in terms of yield (whether based on a 30-day or 90-day period) will be given no greater prominence than the information prescribed under SEC rules. In addition, all advertisements containing performance data of any kind will include a legend disclosing that such performance data represents past performance and that the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

A Fund may also publish a distribution rate in sales literature and in investor communications preceded or accompanied by a copy of the current Prospectus. The current distribution rate for a Fund is the annualization of the Fund's distribution per share divided by the maximum offering price per share of a Fund at the respective month-end. The current distribution rate may differ from current yield because the distribution rate may contain items of capital gain and other items of income, while yield reflects only earned net investment income. In each case, the yield, distribution rates and total return figures will reflect all recurring charges against Fund income and will assume the payment of the maximum sales load.

For purposes of calculating the historical performance of a Fund, the Trust will take into account the historical performance of the series of the Trust corresponding to the Fund prior to the Reorganization of the Trust as well as the historical performance of that series' corresponding master fund for periods, if any, prior to the date of inception of the series.

YIELD INFORMATION FOR THE MONEY MARKET FUND. The yield for the Money Market Fund will be based on yield information from the Primary Fund.

The current yields for the Primary Fund quoted will be the net average annualized yield for an identified period, usually seven consecutive calendar days. Yield for the Primary Fund will be computed by assuming that an account was established with a single share of the Primary Fund (the "Single Share Account") on the first day of the period. To arrive at the quoted yield, the net change in the value of that Single Share Account for the period (which would include dividends accrued with respect to the share, and dividends declared on shares purchased with dividends accrued and paid, if any, and any realized gains and losses will be multiplied by 365 and then divided by the number of days in the period, with the resulting figure carried to the nearest hundredth of 1%. The Primary Institutional Fund may also furnish a quotation of effective yield for the Primary Institutional Fund that assumes the reinvestment of dividends for a 365 day year and a return for the entire year equal to the average annualized yield for the period, which will be computed by compounding the unannualized current yield for the period by adding 1 to the number of days in the period, and then subtracting 1 from the result. Historical yields are not necessarily indicative of future yields. Rates of return will vary as interest rates and other conditions affecting money market instruments change. Yields also depend on the quality, length of maturity and type of instruments in the Primary Institutional Fund's portfolio and the Primary Institutional Fund's operating expenses. Quotations of yields will be accompanied by information concerning the average weighted maturity of the Primary Institutional Fund. Comparison of the quoted yields of various investments is valid only if yields are calculated in the same manner and for identical limited periods. When comparing the yield for the Money Market Fund with yields quoted with respect to other investments, shareholders should consider (a) possible differences in time periods, (b) the effect of the methods used to calculate quoted yields, (c) the quality and average-weighted maturity of portfolio investments, expenses, convenience, liquidity and other important factors, and (d) the taxable or tax-exempt character of all or part of dividends received.

ADDITIONAL PERFORMANCE QUOTATIONS. Advertisements of total return and yields will always show a calculation that includes the effect of the maximum sales charge but may also show total return without giving effect to that charge. Because these additional quotations will not reflect the maximum sales charge payable, these performance quotations will be higher than the performance quotations that reflect the maximum sales charge.

Total returns and yields are based on past results and are not necessarily a prediction of future performance.

PERFORMANCE COMPARISONS. In reports or other communications to shareholders or in advertising material, a Fund may compare the performance of its Class A, Class B, Class C and Class Q shares with that of other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc., Morningstar, Inc., CDA Technologies, Inc., Value Line, Inc. or similar independent services that monitor the performance of mutual funds or with other appropriate indexes of investment securities. In addition, certain indexes may be used to illustrate historic performance of select asset classes. The performance information may also include evaluations of the Funds published by nationally recognized ranking services and by financial publications that are nationally recognized, such as BUSINESS WEEK, FORBES, FORTUNE, INSTITUTIONAL INVESTOR, MONEY and THE WALL STREET JOURNAL. If a Fund compares its performance to other funds or to relevant indexes, the Fund's performance will be stated in the same terms in which such comparative data and indexes are stated, which is normally total return rather than yield. For these purposes the performance of the Fund, as well as the performance of such investment companies or indexes, may not reflect sales charges, which, if reflected, would reduce performance results.

         Yields for the following Classes of the following Funds for the thirty-day period ended March 31, 1999 were as follows:

                  FUND AND CLASS
                  --------------
                  Convertible Fund
                      Class A                        1.46%
                      Class B                        0.92%
                      Class C                        0.92%
                      Class Q                        1.83%
                  Strategic Income Fund
                      Class A                        5.72%
                      Class B                        5.57%
                      Class C                        5.58%
                      Class Q                        6.29%
                  Balanced
                      Class A                        1.95%
                      Class B                        1.41%
                      Class C                        1.41%
                      Class Q                        2.40%
                  High Yield Fund II
                      Class A                        9.54%
                      Class B                        9.33%
                      Class C                        9.33%
                      Class Q                       10.29%

The average annual total returns, including sales charges, for each class of shares of each Fund for the one-five-and ten-year periods ended March 31, 1999, if applicable, and for classes that have not been in operation for ten years, the average annual total return for the period from commencement of operations to March 31, 1999, is as follows:

                                 1 YEAR    5 YEAR    10 YEAR   SINCE INCEPTION   INCEPTION DATE
                                 ------    ------    -------   ---------------   --------------
International Core Growth
    Class A                      -0.21%      N/A       N/A          15.75%           2/28/97
    Class B                       0.24%      N/A       N/A          17.89%           2/28/97
    Class C                       4.20%      N/A       N/A          19.19%           2/28/97
    Class Q                       6.10%      N/A       N/A          20.58%           2/28/97
Worldwide Growth
    Class A                      25.58%    17.74%      N/A          18.20%           4/19/93
    Class B                      27.74%      N/A       N/A          23.45%           5/31/95
    Class C                      31.73%    18.39%      N/A          18.64%           4/19/93
    Class Q                      33.97%    19.50%      N/A          24.19%           8/31/95
International SmallCap Growth
    Class A                      10.51%    14.52%      N/A          14.21%          12/27/93
    Class B                      11.57%      N/A       N/A          19.49%           5/31/95
    Class C                      15.56%    15.05%      N/A          14.85%          12/27/93
    Class Q                      17.61%    16.06%      N/A          21.42%           8/31/95

                                 1 YEAR    5 YEAR    10 YEAR   SINCE INCEPTION   INCEPTION DATE
                                 ------    ------    -------   ---------------   --------------
Emerging Countries
    Class A                     -26.70%      N/A       N/A           2.57%          11/28/94
    Class B                     -26.10%      N/A       N/A           3.28%           5/31/95
    Class C                     -22.99%      N/A       N/A           3.00%          11/28/94
    Class Q                     -21.42%      N/A       N/A           3.41%           8/31/95
LargeCap Growth
    Class A                      53.68%      N/A       N/A          47.95%           7/21/97
    Class B                      57.28%      N/A       N/A          48.95%           7/21/97
    Class C                      60.97%      N/A       N/A          52.24%           7/21/97
    Class Q                      63.76%      N/A       N/A          53.57%           7/21/97
MidCap Growth
    Class A                       8.71%    16.66%      N/A          15.00%           4/19/93
    Class B                       9.59%      N/A       N/A          20.93%           5/31/95
    Class C                      13.60%    17.35%      N/A          15.43%           4/19/93
    Class Q                      15.77%    18.36%      N/A          20.92%           6/30/94
SmallCap Growth
    Class A                      -5.38%    13.99%      N/A          12.56%          12/27/93
    Class B                      -4.98%      N/A       N/A          15.96%           5/31/95
    Class C                      -1.13%    14.68%      N/A          13.15%          12/27/93
    Class Q                       0.95%    15.96%      N/A          13.63%           8/31/95
Convertible
    Class A                      12.30%    15.48%      N/A          16.31%           4/19/93
    Class B                      13.52%      N/A       N/A          21.25%           5/31/95
    Class C                      17.45%    16.12%      N/A          16.71%           4/19/93
    Class Q                      19.66%    17.29%      N/A          21.30%           8/31/95
Balanced
    Class A                      10.37%    15.29%      N/A          14.40%           4/19/93
    Class B                      11.49%      N/A       N/A          25.91%           5/31/95
    Class C                      15.42%    15.90%      N/A          14.84%           4/19/93
    Class Q                      17.49%      N/A       N/A          18.25%           8/31/95
High Yield II
    Class A                      -3.64%      N/A       N/A          -3.46%           3/27/98
    Class B                      -4.04%      N/A       N/A          -3.26%           3/27/98
    Class C                      -0.37%      N/A       N/A           0.70%           3/27/98
    Class Q                       1.40%      N/A       N/A           1.55%           3/27/98
Strategic Income
    Class A                        N/A       N/A       N/A          -1.21%           8/31/95
    Class B                        N/A       N/A       N/A          -2.66%           8/31/95
    Class C                        N/A       N/A       N/A           3.25%           8/31/95
    Class Q                        N/A       N/A       N/A           6.25%           8/31/95

No performance information is provided for the Money Market Fund because it had not yet commenced operations as of March 31, 1999.

Reports and promotional  literature may also contain the following  information:
(i) a description of the gross national or domestic product and populations, including but not limited to age characteristics, of various countries and regions in which a Fund may invest, as compiled by various organizations, and projections of such information; (ii) the performance of worldwide equity and debt markets; (iii) the capitalization of U.S. and foreign stock markets prepared or published by the International Finance Corporation, Morgan Stanley Capital International or a similar financial organization; (iv) the geographic distribution of a Fund's portfolio; (v) the major industries located in various jurisdictions; (vi) the number of shareholders in the Funds or other Pilgrim Funds and the dollar amount of the assets under management; (vii) descriptions of investing methods such as dollar-cost averaging, best day/worst day scenarios, etc.; (viii) comparisons of the average price to earnings ratio, price to book ratio, price to cash flow and relative currency valuations of the Funds and individual stocks in a Fund's portfolio, appropriate indices and descriptions of such comparisons; (ix) quotes from the portfolio manager of a Fund or other industry specialists, (x) lists or statistics of certain of a Fund's holdings including, but not limited to, portfolio composition, sector weightings, portfolio turnover rate, number of holdings, average market capitalization, and modern portfolio theory statistics; (xi) NASDAQ symbols for each class of shares of each Fund; and descriptions of the benefits of working with investment professionals in selecting investments.

In addition, reports and promotional literature may contain information concerning the Investment Manager, the Portfolio Manager, Pilgrim Capital, Pilgrim Group, Inc. or affiliates of the Trust, the Investment Manager, the Portfolio Manager, Pilgrim Capital or Pilgrim Group, Inc. including (i) performance rankings of other funds managed by the Investment Manager or a Portfolio Manager, or the individuals employed by the Investment Manager or a Portfolio Manager who exercise responsibility for the day-to-day management of a Fund, including rankings of mutual funds published by Lipper Analytical
Services, Inc., Morningstar, Inc., CDA Technologies, Inc., or other rating services, companies, publications or other persons who rank mutual funds or other investment products on overall performance or other criteria; (ii) lists of clients, the number of clients, or assets under management; (iii) information regarding the acquisition of Pilgrim Mutual Funds or other Pilgrim Funds by Pilgrim Capital; (iv) the past performance of Pilgrim Capital and Pilgrim Group, Inc.; (v) the past performance of other funds managed by the Investment Manager or the Portfolio Manager; and (vi) information regarding rights offerings conducted by closed-end funds managed by the Investment Manager.

                               GENERAL INFORMATION

CAPITALIZATION AND VOTING RIGHTS. The authorized shares of the Trust consists of an unlimited number of shares of beneficial interest. Holders of shares of the Funds have one vote for each share held, and a proportionate fraction of a vote for each fraction of a share held. All shares when issued are fully paid and non-assessable by the Trust. Shares have no preemptive rights. All shares have equal voting, dividend and liquidation rights. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so, and in such event the holders of the remaining shares voting for the election of Trustees will not be able to elect any person or persons to the Board of Trustees. Generally, there will not be annual meetings of shareholders.

The Board of Trustees may classify or reclassify any unissued shares into shares of any series by setting or changing in any one or more respects, from time to time, prior to the issuance of such shares, the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends or qualifications of such shares. Any such classification or reclassification will comply with the provisions of the 1940 Act. The Board of Trustees may create additional series (or classes of series) of shares without shareholder approval. Any series or class of shares may be terminated by a vote of the shareholders of such series or class entitled to vote or by the Trustees of the Trust by written notice to shareholders of such series or class. Shareholders may remove Trustees from office by votes cast at a meeting of shareholders or by written consent.

CUSTODIAN. The cash and securities owned by the International Core Growth, Worldwide Growth, International SmallCap Growth and Emerging Countries Funds are held by Brown Brothers Harriman, 40 Water Street, Boston, Massachusetts 02109-3661, as Custodian, which takes no part in the decisions relating to the purchase or sale of a Fund's portfolio securities. The cash and securities owned by each other Fund are held by Investors Fiduciary Trust Company, 801 Pennsylvania, Kansas City, Missouri 64105, as Custodian, which takes no part in the decisions relating to the purchase or sale of a Fund's portfolio securities.

LEGAL COUNSEL. Legal matters for the Trust are passed upon by Dechert Price & Rhoads, 1775 Eye Street, N.W., Washington, D.C. 20006.

INDEPENDENT AUDITORS. Ernst & Young LLP served as the independent auditor for each Fund for the fiscal year ended March 31, 1999, and in that capacity examined the annual financial statements of the Trust. KPMG LLP has been approved as independent auditor for each Fund for the period ended June 30, 1999.

OTHER INFORMATION. The Trust is registered with the SEC as an open-end management investment company. Such registration does not involve supervision of the management or policies of the Trust by any governmental agency. The Prospectus and this Statement of Additional Information omit certain of the information contained in each Trust's Registration Statement filed with the SEC and copies of this information may be obtained from the SEC upon payment of the prescribed fee or examined at the SEC in Washington, D.C. without charge.

Investors in the Funds will be kept informed of their progress through semi-annual reports showing portfolio composition, statistical data and any other significant data, including financial statements audited by independent certified public accountants.

DECLARATION OF TRUST. The Declaration of Trust of the Trust provides that obligations of the Trust are not binding upon its Trustees, officers, employees and agents individually and that the Trustees, officers, employees and agents will not be liable to the trust or its investors for any action or failure to act, but nothing in the Declaration of Trust protects a Trustee, officer, employee or agent against any liability to the trust or its investors to which the Trustee, officer, employee or agent would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of his or her duties. The Declaration of Trust also provides that the debts, liabilities, obligations and expenses incurred, contracted for or existing with respect to a designated Fund shall be enforceable against the assets and property of such Fund only, and not against the assets or property of any other Fund or the investors therein.

                              FINANCIAL STATEMENTS

The financial statements from the Funds' March 31, 1999 Annual Reports are incorporated herein by reference. Copies of the Funds' Annual Reports may be obtained without charge by contacting Pilgrim Funds at Suite 1200, 40 North Central Avenue, Phoenix, Arizona 85004, (800) 992-0180. There are no financial statements for the Money Market Fund at this time.

                            PART C: OTHER INFORMATION

ITEM 23. EXHIBITS

(a)      (1)  Form of Certificate of Trust of Registrant (b)
         (2)  Form of Certificate of Amendment of Certificate of Trust (b)
         (3)  Form of Amended and Restated Declaration of Trust (b)
         (4)  Form of Establishment of Additional Series (b)
         (5)  Form of Establishment of Additional Series(b)
         (6) Form of Amendment No. 2 to Amended and Restated Declaration of Trust (b)
         (7) Form of Amendment No. 3 to Amended and Restated Declaration of Trust (b)
         (8) Form of Amendment No. 4 to Amended and Restated Declaration of Trust (b)
         (9) Form of Amendment No. 5 to Amended and Restated Declaration of Trust (b)
         (10) Form of Amendment No. 6 to Amended and Restated Declaration of Trust (b)
         (11) Form of Amendment No. 7 to Amended and Restated Declaration of Trust (b)
         (12) Form of Amendment No. 8 to Amended and Restated Declaration of Trust (b)
         (13) Form of Amendment No. 9 to Amended and Restated Declaration of Trust (b)
         (14) Form of Amendment No. 10 to Amended and Restated Declaration of Trust (a)
         (15) Form of Amendment No. 11 to Amended and Restated Declaration of Trust (c)
         (16) Form of Amendment No. 12 to Amended and Restated Declaration of Trust (c)
         (17) Form of Amendment No. 13 to Amended and Restated Declaration of Trust (b)
         (18) Form of Amendment No. 14 to Amended and Restated Declaration of Trust (d)
         (19) Form of Amendment No. 15 to Amended and Restated Declaration of Trust (e)
         (20) Form of Amendment No. 16 to Amended and Restated Declaration of Trust (h)
         (21) Form of Amendment No. 17 to Amended and Restated Declaration of Trust (h)
         (22) Form of Amendment No. 18 to Amended and Restated Declaration of Trust (h)
         (23) Form of Amendment No. 19 to Amended and Restated Declaration of Trust (j)
         (24) Form of Amendment No. 20 to Amended and Restated Declaration of Trust (j)
         (25) Form of Amendment No. 21 to Amended and Restated Declaration of Trust (k)
         (26) Form of Certificate of Amendment to Certificate of Trust (m)
         (27) Form of Amendment No. 22 to Amended and Restated Declaration of Trust (m)
         (28) Form of Amendment No. 23 to Amended and Restated Declaration of Trust
(b)      (1)  Form of Amended Bylaws of Registrant (b)
         (2)  Form of Amendment to Section 2.5 of Bylaws of Registrant (b)
(c)      Not Applicable
(d)      (1)  Form of Investment Management Agreement between the Trust and
              Pilgrim Investments, Inc.(m)
         (2) Form of Portfolio Management Agreement between Pilgrim Investments, Inc. and Nicholas-Applegate Capital Management (m)
         (3) Form of Amendment to Investment Management Agreement relating to Money Market Fund
(e)      (1)  Form of Underwriting Agreement between the Trust and Pilgrim
              Securities, Inc. (m)
         (2) Form of Amendment to Underwriting Agreement relating to Money Market Fund (n)
(f)      None.
(g)      (1)  Form of Custodian Agreement between Registrant and Brown Brothers
              Harriman & Co. dated as of June 1, 1998. (k)
         (2) Form of Amendment to Custodian Agreement between Registrant and Brown Brothers Harriman & Co. (k)
         (3) Form of Foreign Custody Manager Delegation Agreement between Registrant and Brown Brothers Harriman & Co. dated as of June 1, 1998 (k)
         (4) Form of Novation Agreement to Custody Agreement with Brown Brothers Harriman & Co. (n)
         (5) Form of Appendix C to Custody Agreement with Brown Brothers Harriman & Co. (n)
         (6) Form of Novation Agreement to Foreign Custody Manager Delegation Agreement with Brown Brothers Harriman & Co. (n)
         (7) Form of Appendix C to Foreign Custody Manager Delegation Agreement with Brown Brothers Harriman & Co. (n)
         (8)  Form of Custodian Agreement with Investors Fiduciary Trust Company
              (n)
(h)      (1)  Form of Administration Agreement (n)
         (2)  Form of Agency Agreement (n)
         (3)  Form of Shareholder Service Agreement (n)
         (4)  Form of Expense Limitation Agreement (n)
         (5)  Form of Recordkeeping Agreement (n)
         (6)  Form of Expense Limitation Agreement pertaining to Money Market
              Fund
         (7) Form of Agreement among Reserve Institutional Trust; Reserve Management Company, Inc.; Resrv Partners, Inc.; Pilgrim Mutual Funds; Pilgrim Investments, Inc. with Pilgrim Securities, Inc.
(i)      Opinion and Consent of Counsel
(j)      Not applicable

(k)      None.

(l) Form of Investment Letter of Initial Investors in Registrant dated April 1, 1993 (b)
(m)      (1)  Form of Amended and Restated Service and Distribution Plan for
              Class A (m)
         (2) Form of Amended and Restated Service and Distribution Plan for Class B (m)
         (3) Form of Amended and Restated Service and Distribution Plan for Class C (m)
         (4)  Form of Amended and Restated Service Plan for Class Q (m)
         (5) Form of Amendment to Amended and Restated Service and Distribution Plan for Class B (n)
         (6) Form of Amendment to Amended and Restated Service and Distribution Plan for Class C (n)
(n)      Not Applicable.
(o)      (1) Form of Multiple Class Plan Pursuant to Rule 18f-3 (n)

----------
(a) Filed as an exhibit to Post-Effective Amendment No. 29 to Registrant's Form N-1A Registration Statement on May 3, 1996 and incorporated herein by reference.

(b) Filed as an exhibit to Post-Effective Amendment No. 30 to the Registrant's Form N-1A Registration Statement on June 4, 1996 and incorporated herein by reference.

(c) Filed as an exhibit to Post-Effective Amendment No. 38 to Registrants Form N-1A Registration Statement of January 3, 1997 and incorporated herein by reference.

(d) Filed as an exhibit to Post-Effective Amendment No. 40 to Registrants form N-1A Registration Statement on May 2, 1997 and incorporated herein by reference.

(e) Filed as an exhibit to Post-Effective Amendment No. 43 to Registrant's Form N-1A Registration Statement on July 14, 1997 and incorporated herein by reference.

(f) Filed as an exhibit to Post-Effective Amendment No. 45 to Registrant's Form N-1A Registration Statement on July 28, 1997 and incorporated herein by reference.

(g) Filed as an exhibit to Post-Effective Amendment No. 47 to Registrant's Form N-1A Registration Statement on September 2, 1997 and incorporated herein by reference.

(h) Filed as an exhibit to Post-Effective Amendment No. 48 to Registrant's Form N-1A Registration Statement on December 15, 1997 and incorporated herein by reference.

(i) Filed as an exhibit to Post-Effective Amendment No. 60 to Registrant's Form N-1A Registration Statement on June 15, 1998 and incorporated herein by reference.

(j) Filed as an exhibit to Post-Effective Amendment No. 63 to Registrant's Form N-1A Registration Statement on July 21, 1998 and incorporated herein by reference.

(k) Filed as an exhibit to Post-Effective Amendment No. 66 to Registrant's Form N-1A Registration Statement on August 14, 1998 and incorporated herein by reference.

(l) Filed as an exhibit to Registrant's Form N-14 Registration Statement on December 15, 1997 and incorporated herein by reference.

(m) Filed as an exhibit to Post-Effective Amendment No. 67 to the Registrant's Form N-1A Registration Statement of March 25, 1999 and incorporated herein by reference.

(n) Field as an exhibit to Post-Effective Amendment No. 68 to the Registrant's Form N-1A Registration Statement of May 24, 1999 and incorporated herein by reference.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         None.

ITEM 25. INDEMNIFICATION

         Article 5.2 of the Amended and Restated Declaration of Trust provides for the indemnification of Registrant's trustees, officers, employees and agents against liabilities incurred by them in connection with the defense or disposition of any action or proceeding in which they may be involved or with which they may be threatened, while in office or thereafter, by reason of being or having been in such office, except with respect to matters as to which it has been determined that they acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office ("disabling conduct").

         Section 8 of Registrant's Administration Agreement provides for the indemnification of Registrant's Administrator against all liabilities incurred by it in performing its obligations under the agreement, except with respect to matters involving its disabling conduct. Section 9 of Registrant's Distribution Agreement provides for the indemnification of Registrant's Distributor against all liabilities incurred by it in performing its obligations under the Agreement, except with respect to matters involving its disabling conduct.
Section 4 of the Shareholder Service Agreement provides for the indemnification of Registrant's Distributor against all liabilities incurred by it in performing its obligations under the Agreement, except with respect to matters involving its disabling conduct.

         Registrant has obtained from a major insurance carrier a trustees' and officers' liability policy covering certain types of errors and omissions.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISERS

         Information as to the directors and officers of the Investment Manager, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Investment Manager in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-48282) filed under the Investment Advisers Act of 1940 and is incorporated herein by reference thereto.

ITEM 27. PRINCIPAL UNDERWRITERS

         (a) Pilgrim Investment Funds, Inc.; Pilgrim Government Securities Income Fund, Inc., Pilgrim Bank and Thrift Fund, Inc., Pilgrim Prime Rate Trust and Pilgrim Mutual Funds.

         (b) Information as to the directors and officers of the Distributor, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Distributor in the last two years, is included in its application for registration as a broker-dealer on Form BD (File No. 8-48020) filed under the Securities Exchange Act of 1934 and is incorporated herein by reference thereto.

         (c) Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

         All accounts,  books and other  documents  required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained at the offices of (a) the Registrant, (b) Pilgrim Group, Inc., (c) Pilgrim Investments, Inc., (d) the Portfolio Managers, (e) the Custodians and (e) the Transfer Agent. The address of each is as follows:

         (a)      Pilgrim Advisory Funds, Inc.
                  40 North Central Avenue, Suite 1200
                  Phoenix, Arizona  85004

         (b)      Pilgrim Investments, Inc.
                  40 North Central Avenue, Suite 1200
                  Phoenix, Arizona  85004

         (c)      Pilgrim Group, Inc.
                  40 North Central Avenue, Suite 1200
                  Phoenix, Arizona  85004

         (d)      Nicholas-Applegate Capital Management
                  600 West Broadway, 30th Floor
                  San Diego, California 92101

         (e)      Investors Fiduciary Trust Company
                  801 Pennsylvania
                  Kansas City, Missouri  64105

         (f)      Brown Brothers Harriman
                  40 Water Street
                  Boston, Massachusetts 02109-3661

         (g)      Investors Fiduciary Trust Company
                  c/o DST Systems, Inc.
                  P.O. Box 419368
                  Kansas City, Missouri  64141

ITEM 29. MANAGEMENT SERVICES

         None.

ITEM 32. UNDERTAKINGS

Registrant hereby undertakes that if it is requested by the holders of at least 10% of its outstanding shares to call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee, it will do so and will assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Phoenix and State of Arizona on the 1st day of July, 1999.

                                    PILGRIM MUTUAL FUNDS

                                    By: /s/ Robert W. Stallings
                                        -------------------------------------
                                        Robert W. Stallings
                                        President and Chief Executive Officer

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

     Signature                         Title                            Date
     ---------                         -----                            ----

/s/ Robert W. Stallings        Trustee, President and               July 1, 1999
--------------------------     Chief Executive Officer
Robert W. Stallings            (Principal Executive Officer)


/s/ Mary A. Baldwi             Trustee                              July 1, 1999
--------------------------
Mary A. Baldwin *


/s/ John P. Burke              Trustee                              July 1, 1999
--------------------------
John P. Burke *


/s/ Al Burton                  Trustee                              July 1, 1999
--------------------------
Al Burton *

/s/ Jock Patton                Trustee                              July 1, 1999
--------------------------
Jock Patton *


/s/ Michael J. Roland          Principal Financial Officer          July 1, 1999
--------------------------
Michael J. Roland *


*        By: /s/ James M. Hennessy
             --------------------------
             James M. Hennessy
             Attorney-in-Fact**

**       Powers  of   Attorney   for  the   Trustees   were  filed  as  part  of
         Post-Effective   Amendment  No.  68  to  the  Registrant's   Form  N-1A
         Registration Statement of May 24, 1999 and incorporated by reference.

                                  EXHIBIT LIST

Exhibit Number    Name of Exhibit
--------------    ---------------

(d)(3) Form of Amendment to Investment Management Agreement relating to Money Market Fund

(h)(6)    Form  of  Expense  Limitation  Agreement  pertaining  to Money
          Market Fund

(h)(7) Form of Agreement among Reserve Institutional Trust; Reserve Management Company, Inc.; Resrv Partners, Inc.; Pilgrim Mutual Funds; Pilgrim Investments, Inc. and Pilgrim Securities, Inc.

(i)       Opinion and Consent of Dechert Price & Rhoads